As filed with the Securities and Exchange Commission on February 13, 1998

                                                           File Nos. 2-28274
                                                                   811-01604


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  / X /
                                                                   ---

                      Pre-Effective Amendment No. __              /    /


                      Post-Effective Amendment No. 57             / X /
                                                                   ---


                                     and/or

             REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                               ACT OF 1940                        / X /


                             Amendment No. 28                     / X /

                        (Check appropriate box or boxes)


                              PIONEER GROWTH SHARES

               (Exact Name of Registrant as Specified in Charter)


                  60 State Street, Boston, Massachusetts 02109

               (Address of Principal Executive Offices) (Zip Code)


       Registrant's Telephone Number, including Area Code: (617) 742-7825


Joseph P. Barri, Hale and Dorr LLP, 60 State Street, Boston, Massachusetts 02109
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):


         ___ immediately upon filing pursuant to paragraph (b)
         ___ on [date] pursuant to paragraph (b)
         ___ 60 days after filing pursuant to paragraph (a)(1)
         ___ 75 days after filing pursuant to paragraph (a)(2)
         _X_ on May 1, 1998 pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

         ___ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest (without par value)

                              PIONEER GROWTH SHARES


             Class A Shares, Class B Shares and Class C Shares

            Cross-Reference Sheet Showing Location in Prospectus and
         Statement of Additional Information of Information Required by
                         Items of the Registration Form


FORM N-1A ITEM NUMBER AND CAPTION         LOCATION IN PROSPECTUS OR STATEMENT OF
                                          ADDITIONAL INFORMATION

1.  Cover Page                            Prospectus - Cover Page

2.  Synopsis                              Prospectus - Expense Information

3.  Condensed Financial Information       Prospectus - Financial Highlights


4.  General Description of Registrant     Prospectus - Cover Page; Investment
                                          Objective and Policies; Management of
                                          the Fund; Fund Share Alternatives;
                                          Share Price; How to Buy Fund Shares;
                                          How to Sell Fund Shares; How to
                                          Exchange Fund Shares; The Fund


5.  Management of the Fund                Prospectus - Management of the Fund;
                                          Shareholder Services


5A. Management's Discussion of
    Fund Performance                      Not Applicable


6.  Capital Stock and Other Securities    Prospectus - Investment Objective and
                                          Policies; Management of the Fund; Fund
                                          Share Alternatives; Share Price; How
                                          to Buy Fund Shares; How to Sell Fund
                                          Shares; How to Exchange Fund Shares;
                                          Dividends, Distributions and Taxation;
                                          The Fund


7.  Purchase of Securities
    Being Offered                         Prospectus - Management of the Fund;
                                          Fund Share Alternatives; Share Price;
                                          How to Buy Fund Shares; How to Sell
                                          Fund Shares; How to Exchange Fund
                                          Shares; Distribution Plans;
                                          Shareholder Services


8.  Redemption or Repurchase              Prospectus - Fund Share Alternatives;
                                          How to Buy Fund Shares; How to Sell
                                          Fund Shares; How to Exchange Fund
                                          Shares; Shareholder Services

9.  Pending Legal Proceedings             Not Applicable

FORM N-1A ITEM NUMBER AND CAPTION         LOCATION IN PROSPECTUS OR STATEMENT OF
                                          ADDITIONAL INFORMATION

10. Cover Page                            Statement of Additional Information -
                                          Cover Page

11. Table of Contents                     Statement of Additional Information -
                                          Cover Page


12. General Information and History       Statement of Additional Information -
                                          Shares of the Fund; General
                                          Information

13. Investment Objectives and Policies    Statement of Additional Information -
                                          Investment Objective and Policies;
                                          Investment Restrictions


14. Management of the Fund                Statement of Additional Information -
                                          Management of the Fund

15. Control Persons and Principal
    Holders of Securities                 Statement of Additional Information -
                                          Management of the Fund


16. Investment Advisory and Other
    Services Statement of Additional Information - Management of the Fund; Investment Adviser; Underwriting Agreement and Distribution Plans; Shareholder
                                          Servicing/Transfer Agent; Custodian;
                                          Principal Underwriter; Independent
                                          Public Accountants; Appendix C--Other
                                          Pioneer Information

17. Brokerage Allocation and Other
    Practices                             Statement of Additional Information -
                                          Portfolio Transactions

18. Capital Stock and Other Securities    Statement of Additional Information -
                                          Shares of the Fund

19. Purchase, Redemption and Pricing of
    Securities Being Offered              Statement of Additional Information -
                                          Determination of Net Asset Value;
                                          Systematic Withdrawal Plan; Letter of
                                          Intent

20. Tax Status                            Statement of Additional Information -
                                          Dividends and Tax Status


21. Underwriters                          Statement of Additional Information -
                                          Underwriting Agreement and
                                          Distribution Plans; Principal
                                          Underwriter


22. Calculation of Performance Data       Statement of Additional Information -
                                          Investment Results; Appendix B--
                                          Performance Statistics

23. Financial Statements                  Statement of Additional Information -
                                          Financial Statements

                              PIONEER GROWTH SHARES

                                 Class Y Shares

            Cross-Reference Sheet Showing Location in Prospectus and
                     Statement of Additional Information of
             Information Required by Items of the Registration Form

Form N-1A Item Number and Caption               Location
---------------------------------               --------

Part A
------

1.    Cover Page.............................   Cover Page

2.    Synopsis...............................   Expense Information

3.    Condensed Financial Information........   Financial Highlights

4.    General Description of Registrant......   Investment Objectives and
                                                Policies and Associated
                                                Risks; Management of the
                                                Fund; Fund Shares; The Fund

5.    Management of the Fund.................   Management of the Fund

5A.   Management's Discussion of Fund
          Performance........................   Not Applicable

6.    Capital Stock and Other Securities.....   The Fund; Dividends;
                                                Distributions and Taxation;
                                                Distribution of Class Y Shares

7.    Purchase of Securities Being Offered...   Purchasing Class Y Shares;
                                                Share Price

8.    Redemption or Repurchase...............   Redeeming Class Y Shares;
                                                Exchanging Class Y Shares;

9.    Pending Legal Proceedings..............   Not Applicable

Form N-1A Item Number and Caption               Location
---------------------------------               --------

Part B
------

10.   Cover Page.............................   Cover Page

11.   Table of Contents......................   Cover Page

12.   General Information and History........   Cover Page; General
                                                Information and History;
                                                Certain Liabilities

13.   Investment Objectives and Policies.....   Investment Policies and
                                                Restrictions

14.   Management of the Fund.................   Management of the Fund

15.   Control Persons and Principle Holders
        of Securities........................   Management of the Fund

16.   Investment Advisory and Other
        Services.............................   Management of the Fund;
                                                Advisory Services;
                                                Shareholder Servicing/Transfer
                                                Agent; Custodian; Independent
                                                Public Accountant

17.   Brokerage Allocation and Other
        Practices............................   Portfolio Transactions

18.   Capital Stock and Other Securities.....   Description of Shares;
                                                Certain Liabilities

19.   Purchase Redemption and Pricing of
        Securities Being Offered.............   Determination of Net Asset
                                                Value; Letter of Intent;
                                                Systematic Withdrawal Plan

20.   Tax Status.............................   Tax Status

21.   Underwriters...........................   Principal Underwriter;
                                                Underwriting Agreement and
                                                Distribution Plans

22.   Calculation of Performance Data........   Investment Results

23.   Financial Statements...................   Financial Statements

                                                                  [Pioneer logo]
Pioneer
Growth
Shares
Class A, Class B and Class C Shares
Prospectus

May 1, 1998


      Pioneer Growth Shares (the "Fund") seeks appreciation of capital through investments in common stocks, together with preferred stocks, bonds and debentures which are convertible into common stocks.

      Fund returns and share prices fluctuate and the value of your account upon redemption may be more or less than your purchase price. Shares in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank or other depository institution, and the shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.


      This Prospectus provides information about the Fund that you should know before investing. Please read and retain it for future reference. More information about the Fund is included in the Statement of Additional Information, dated May 1, 1998, as supplemented or revised from time to time, which is incorporated by reference into this Prospectus. A copy of the Statement of Additional Information may be obtained free of charge by calling Shareholder Services at 1-800-225-6292 or by written request to the Fund at 60 State Street, Boston, Massachusetts 02109. Other information about the Fund has been filed with the Securities and Exchange Commission (the "SEC") and is available upon request and without charge by calling 1-800-225-6292 or through the SEC's Internet web site (http://www.sec.gov).

          TABLE OF CONTENTS                                          PAGE
          --------------------------------------------------------   -----
I.        EXPENSE INFORMATION ....................................      2
II.       FINANCIAL HIGHLIGHTS ...................................      4
III.      INVESTMENT OBJECTIVE, POLICIES AND RISKS ...............      7
IV.       MANAGEMENT OF THE FUND .................................      8
V.        FUND SHARE ALTERNATIVES ................................     10
VI.       SHARE PRICE ............................................     10
VII.      HOW TO BUY FUND SHARES .................................     11
VIII.     HOW TO SELL FUND SHARES ................................     14
IX.       HOW TO EXCHANGE FUND SHARES ............................     15
X.        DISTRIBUTION PLANS .....................................     16
XI.       DIVIDENDS, DISTRIBUTIONS AND TAXATION ..................     17
XII.      SHAREHOLDER SERVICES ...................................     17
           Account and Confirmation Statements ...................     17
           Additional Investments ................................     17
           Automatic Investment Plans ............................     18
           Financial Reports and Tax Information .................     18
           Distribution Options ..................................     18
           Directed Dividends ....................................     18
           Direct Deposit ........................................     18
           Voluntary Tax Withholding .............................     18
           Telephone Transactions and Related Liabilities ........     18
           FactFone(SM) ..........................................     18
           Retirement Plans ......................................     19
           Telecommunications Device for the Deaf (TDD) ..........     19
           Systematic Withdrawal Plans ...........................     19
           Reinstatement Privilege (Class A Shares Only) .........     19
XIII.     THE FUND ...............................................     19
XIV.      INVESTMENT RESULTS .....................................     20


                             --------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

I. EXPENSE INFORMATION

     This table is designed to help you understand the charges and expenses that you, as a shareholder, will bear directly or indirectly when you invest in the Fund. The information in the table below is based on the Fund's actual expenses for the year ended December 31, 1997. Management fees have been restated to reflect the basic, maximum and minimum fees payable to Pioneering Management Corporation ("PMC") under the most recently approved management contract. See "Management of the Fund." For the fiscal year ended December 31, 1997, actual management fees for each Class of shares were 0.48% and total operating expenses were 0.97% for Class A shares, 1.72% for Class B shares and 1.63% for Class C shares, under the management contract previously in effect.

Shareholder Transaction Expenses              Class A     Class B     Class C
Maximum Initial Sales Charge on
  Purchases (as a percentage of offering
  price) ...............................        5.75%1     None        None
Maximum Sales Charge on
  Reinvestment of Dividends ............       None        None        None
Maximum Deferred Sales Charge (as a
  percentage of purchase price or
  redemption proceeds, as
  applicable) ..........................      None1         4.00%       1.00%
Redemption fee2 ........................       None        None        None
Exchange fee ...........................       None        None        None
Annual Operating Expenses
  (as a percentage of average net assets)

                                                 Management Fee3
Class A Shares                            Basic      Maximum      Minimum
Management Fee .....................       0.70%       0.80%        0.60%
12b-1 Fees .........................       0.25%       0.25%        0.25%
Other Expenses
  (including accounting and transfer
  agent fees, custodian fees and
  printing expenses) ...............       0.24%       0.24%        0.24%
                                           ----        ----         ----
Total Operating Expenses ...........       1.19%       1.29%        1.09%
                                           ====        ====         ====
Class B Shares
Management Fee .....................       0.70%       0.80%        0.60%
12b-1 Fees .........................       1.00%       1.00%        1.00%
Other Expenses
  (including accounting and transfer
  agent fees, custodian fees and
  printing expenses) ...............       0.24%       0.24%        0.24%
                                           ----        ----         ----
Total Operating Expenses ...........       1.94%       2.04%        1.84%
                                           ====        ====         ====
Class C Shares
Management Fee .....................       0.70%       0.80%        0.60%
12b-1 Fees .........................       1.00%       1.00%        1.00%
Other Expenses
  (including accounting and transfer
  agent fees, custodian fees and
  printing expenses ................       0.15%       0.15%        0.15%
                                           ----        ----         ----
Total Operating Expenses ...........       1.85%       1.95%        1.75%
                                           ====        ====         ====


--------------------
1 Purchases of $1 million or more and purchases by participants in certain group plans are not subject to an initial sales charge but may be subject to a contingent deferred sales charge ("CDSC") as further described under "How to Sell Fund Shares."


2 Separate fees (currently $10 and $20, respectively) apply to United States
   ("U.S.") and international wire transfers of redemption proceeds.

3 The management fee payable to PMC consists of a basic fee of 0.70% of average daily net assets and a performance adjustment. For the period May 1, 1998 through April 30, 1999, the managem ent fee payable to PMC will include the basic fee only. See "Management of the Fund" for additional information about the fee calculation.


 Example:

     You would pay the following expenses on a $1,000 investment in the Fund, assuming a 5% annual return, reinvestment of all dividends and distributions and that the percentage amounts listed under "Annual Operating Expenses" remain the same each year.


                                  1 Year     3 Years     5 Years     10 Years
                                 --------   ---------   ---------   ---------
Class A Shares
Management Fee
 Basic .......................      $ 69     $ 93        $119        $194
 Maximum .....................      $ 70     $ 96        $124        $204
 Minimum .....................      $ 68     $ 90        $114        $183
Class B Shares*
Management Fee
 Basic
 --Assuming complete
    redemption at end of
    period ...................      $ 60     $ 91        $125        $207
 --Assuming no redemption.....      $ 20     $ 61        $105        $207
 Maximum
 --Assuming complete
    redemption at end of
    period ...................      $ 61     $ 94        $130        $218
 --Assuming no redemption.....      $ 21     $ 64        $110        $218
 Minimum
 --Assuming complete
    redemption at end of
    period ...................      $ 59     $ 88        $120        $196
 --Assuming no redemption.....      $ 19     $ 58        $100        $196
Class C Shares**
Management Fee
 Basic
 --Assuming complete
    redemption at end of
    period ...................      $ 29     $ 58        $100        $217
 --Assuming no redemption.....      $ 19     $ 58        $100        $217
 Maximum
 --Assuming complete
    redemption at end of
    period ...................      $ 30     $ 61        $105        $227
--Assuming no redemption .....      $ 20     $ 61        $105        $227
 Minimum
 --Assuming complete
    redemption at end of
    period ...................      $ 28     $ 55        $ 95        $206
--Assuming no redemption .....      $ 18     $ 55        $ 95        $206


--------------------
 *Class B shares convert to Class A shares eight years after purchase;
   therefore, Class A expenses are used after year eight.

**Class C shares redeemed during the first year after purchase are subject to a 1% CDSC.

     THE EXAMPLE IS DESIGNED FOR INFORMATIONAL PURPOSES ONLY, AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RETURN. ACTUAL FUND EXPENSES AND RETURN WILL VARY FROM YEAR TO YEAR AND MAY BE HIGHER OR LOWER THAN THOSE SHOWN.


     For further information regarding management fees, 12b-1 fees and other expenses of the Fund, see "Management of the Fund," "Distribution Plans" and "How To Buy Fund Shares" in this Prospectus and "Management of the Fund" and "Underwriting Agreement and Distribution Plans" in the Statement of Additional Information. The Fund's payment of a Rule 12b-1 fee may result in long-term shareholders paying more than the economic equivalent of the maximum sales charge permitted under the Conduct Rules of the National Association of Securities Dealers, Inc.


     The maximum initial sales charge is reduced on purchases of specified larger amounts of Class A shares and the value of shares owned in other Pioneer mutual funds is taken into account in determining the applicable initial sales charge. See "How to Buy Fund Shares." No sales charge is applied to exchanges of shares of the Fund for shares of other publicly available Pioneer mutual funds. See "How to Exchange Fund Shares."

II. FINANCIAL HIGHLIGHTS


     The following information has been audited by Arthur Andersen LLP, independent public accountants. Arthur Andersen LLP's report on the Fund's financial statements as of December 31, 1997 appears in the Fund's Annual Report which is incorporated by reference into the Statement of Additional Information. The information for the years from 1988 through 1993 was derived from financial statements audited by the Fund's then independent public accountants, Coopers & Lybrand. The Annual Report includes more information about the Fund's performance and is available free of charge by calling Shareholder Services at 1-800-225-6292.


PIONEER GROWTH SHARES
Selected Data For a Class A Share Outstanding For Each Period Presented:


                                                    For the Year Ended December 31,+
                                     --------------------------------------------------------------
                                           1997             1996            1995           1994
                                     ---------------- ---------------- -------------- -------------
Net asset value, beginning of
 period ............................   $  11.71         $  10.12         $   8.85        $ 12.62
                                       ----------       ----------       --------        -------
Increase (decrease) from
 investment operations:
 Net investment income (loss) ......   $    (0.03)      $    (0.01)      $   0.03        $ (0.06)
 Net realized and unrealized
  gain (loss) on investments .......       5.16             2.67             2.58         ( 0.38)
                                       ----------       ----------       --------        -------
  Net increase (decrease)
   from investment
   operations ......................   $   5.13         $   2.66         $   2.61        $ (0.44)
Distribution to shareholders
 from:
 Net investment income .............           --               --         ( 0.03)          0.00
 Net realized gains ................       ( 0.49)          ( 1.07)        ( 1.31)        ( 3.32)
 In excess of net investment
 income ............................           --               --             --           0.00
 Paid in capital ...................           --               --             --         ( 0.01)
                                       ----------       ----------       --------        -------
Net increase (decrease) in net
 asset value .......................   $   4.64         $   1.59         $   1.27        $ (3.77)
                                       ----------       ----------       --------        -------
Net asset value, end of period .....   $  16.35         $  11.71         $  10.12        $  8.85
                                       ==========       ==========       ========        =======
Total return1 ......................      43.78   %        26.95   %        29.82%        ( 2.60)%
Ratio of net expenses to average
 net assets ........................       0.99   %++       1.15   %++       1.23%++        1.46%
Ratio of net investment income
 (loss) to average net assets ......     ( 0.25   %)++    ( 0.08   %)++      0.28%++      ( 0.53)%
Portfolio turnover rate ............           28%              96%           158%           161%
Average brokerage commission
 rate paid per share ...............  $    0.0630      $    0.0568
Net assets, end of period
 (in thousands) ....................  $   567,125      $   277,598       $215,564        $132,476
Ratios assuming no waiver of
 management fees and
 assumption of expenses by
 PMC and no reduction for fees
 paid indirectly:
 Net expenses ......................           --               --             --             --
 Net investment income (loss) ......           --               --             --             --
Ratios assuming a reduction of
 fees paid indirectly:
 Net expenses ......................       0.97   %         1.13   %         1.21%
 Net investment income .............     ( 0.23   %)      ( 0.06   %)        0.30%

---------
1 Assumes initial investment at net asset value at the beginning of each year, reinvestment of all dividends and distributions, the net asset value at the end of each year, and no sales charges. Total return would be reduced if sales charges were taken into account.

+ Prior to December 1, 1993, Mutual of Omaha Fund Management Company ("FMC") acted as the investment adviser to the Fund.

++   Ratios assuming no reduction for fees paid indirectly.


                                          1993         1992         1991        1990        1989       1988
                                     ------------- ------------ ----------- ------------ ---------- ----------
Net asset value, beginning of
 period ............................    $ 12.42      $ 12.27      $  7.57     $  8.95     $ 7.39     $ 6.27
                                        -------      -------      -------     -------     -------    -------
Increase (decrease) from
 investment operations:
 Net investment income (loss) ......    $ (0.07)     $  0.00      $  0.02     $  0.08     $ 0.08     $ 0.06
 Net realized and unrealized
  gain (loss) on investments .......       1.10         0.15        4.70        (0.83)      2.37       1.37
                                        -------      -------      -------     -------     -------    -------
  Net increase (decrease)
   from investment
   operations ......................    $  1.03      $  0.15      $  4.72     $ (0.75)    $ 2.45     $ 1.43
Distribution to shareholders
 from:
 Net investment income .............       0.00         0.00        0.00        (0.08)      (0.08)     (0.06)
 Net realized gains ................     ( 0.83)        0.00        0.00        (0.55)      (0.81)     (0.25)
 In excess of net investment
 income ............................       0.00         0.00       ( 0.02)       0.00       0.00       0.00
 Paid in capital ...................         --            --          --          --          --         --
                                        -------      --------     -------     -------     -------    -------
Net increase (decrease) in net
 asset value .......................    $  0.20      $  0.15      $  4.70     $ (1.38)    $ 1.56     $ 1.12
                                        -------      --------     -------     -------     -------    -------
Net asset value, end of period .....    $ 12.62      $ 12.42      $ 12.27     $  7.57     $ 8.95     $ 7.39
                                        =======      ========     =======     =======     =======    =======
Total return1 ......................       8.52%         1.22%      62.37%      (8.37%)     33.63%     23.01%
Ratio of net expenses to average
 net assets ........................       1.20%         1.15%       1.22%       1.29%       1.11%      1.24%
Ratio of net investment income
 (loss) to average net assets ......     ( 0.60)%        0.00%       0.14%       0.89%       0.91%      0.88%
Portfolio turnover rate ............         29%           25%         27%         44%         58%        48%
Average brokerage commission
 rate paid per share ...............
Net assets, end of period
 (in thousands) ....................    $134,546     $120,847     $91,464     $52,322     $48,904    $39,231
Ratios assuming no waiver of
 management fees and
 assumption of expenses by
 PMC and no reduction for fees
 paid indirectly:
 Net expenses ......................       1.21%         1.25%       1.28%         --          --         --
 Net investment income (loss) ......     ( 0.62%)        0.10%       0.08%         --          --         --
Ratios assuming a reduction of
 fees paid indirectly:
 Net expenses ......................
 Net investment income .............

---------

1 Assumes initial investment at net asset value at the beginning of each year, reinvestment of all dividends and distributions, the net asset value at the end of each year, and no sales charges. Total return would be reduced if sales charges were taken into account.

+ Prior to December 1, 1993, Mutual of Omaha Fund Management Company ("FMC") acted as the investment adviser to the Fund.

++   Ratios assuming no reduction for fees paid indirectly.

PIONEER GROWTH SHARES
Selected Data For a Class B Share Outstanding For Each Period Presented:


                                                                               For the
                                                                              Year Ended      April 28, 1995
                                                                              December 31,           to
                                                                            1997       1996        December 31, 1995
                                                                      -----------------------------------------------
 Net asset value, beginning of period .................................   $ 11.55       $ 10.07       $   9.68
                                                                          --------      -------         -------
 Increase (decrease) from investment operations:
  Net investment income (loss) ........................................   $ (0.15)      $ (0.05)      $     --
  Net realized and unrealized gain (loss) on investments ..............      5.09          2.60           1.73
                                                                          --------      -------         -------
   Net increase (decrease) from investment operations .................   $  4.94       $  2.55       $   1.73
 Distributions to shareholders from:
  Net investment income ...............................................        --           --           (0.03)
  Net realized gain ...................................................     (0.49)        (1.07)         (1.31)
                                                                          --------      -------         -------
 Net increase in net asset value ......................................   $  4.45       $  1.48       $   0.39
                                                                          --------      -------         -------
 Net asset value, end of period .......................................   $ 16.00       $ 11.55       $  10.07
                                                                          ========      =======         =======
 Total return(1).......................................................     42.75%        25.97%         18.26%
 Ratio of net expenses to average net assets ..........................      1.76%+        1.86%+         1.90%* +
 Ratio of net investment income (loss) to average net assets ..........     (1.01%)+      (0.83%)+       (0.25)%*+
 Portfolio turnover rate ..............................................        28%           96%           158%
 Average brokerage commission rate paid per share .....................   $0.0630       $0.0568
 Net assets, end of period (in thousands) .............................  $163,955       $31,286        $14,019
 Ratios assuming reduction for fees paid indirectly:
  Net expenses ........................................................      1.72%         1.84%          1.84%*
  Net investment income (loss) ........................................     (0.97%)       (0.81%)        (0.19)%*

---------
*    Annualized.

(1) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.

+    Ratios assuming no reduction for fees paid indirectly.

PIONEER GROWTH SHARES
Selected Data For a Class C Share Outstanding For the Period Presented:


                                                                         For the Year Ended     January 31, 1996 to
                                                                          December 31, 1997      December 31, 1996
                                                                        --------------------   --------------------
Net asset value, beginning of period ................................       $11.55               $10.10
                                                                            ------               --------
Increase (decrease) from investment operations:
 Net investment income (loss) .......................................       $(0.14)              $(0.05)
 Net realized and unrealized gain (loss) on investments .............         5.16                 2.57
                                                                            --------             ---------
  Net increase from investment operations ...........................       $ 5.02               $ 2.52
Distributions to shareholders from:
 Net realized gain ..................................................        (0.49)               (1.07)
Net increase (decrease) in net asset value ..........................       $ 4.53               $ 1.45
                                                                            --------
Net asset value, end of period ......................................       $16.08               $11.55
                                                                            ========             =========
Total return(1)......................................................        43.44%                25.61%
Ratio of net expenses to average net assets .........................         1.69%+               1.89%* +
Ratio of net investment income (loss) to average net assets .........        (0.93%)+             (1.01%)*+
Portfolio turnover rate .............................................           28%                  96%*
Average brokerage commission rate paid per share ....................       $0.0630             $0.0568
Net assets end of period (in thousands) .............................       $34,300             $ 1,354
Ratios assuming reduction for fees paid indirectly:
 Net expenses .......................................................          1.63%               1.87%*
 Net investment income (loss) .......................................         (0.87%)             (0.99%)*


---------
(1) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.


*    Annualized.


+    Ratio assuming no reduction for fees paid indirectly.

III. INVESTMENT OBJECTIVE, POLICIES AND RISKS

     The investment objective of the Fund is to obtain appreciation of capital. The Fund invests in common stocks, together with preferred stocks, bonds and debentures which are convertible into common stocks. Current income will be incidental to the Fund's primary objective. In selecting securities for investment, Pioneering Management Corporation ("PMC"), the Fund's investment adviser, attempts to identify companies that have better-than-average earnings growth potential and those industries that stand to enjoy the greatest benefit from the predicted economic environment. The Fund seeks to purchase the securities of companies that are thought to be best situated in those industry groupings. The Fund invests in companies in a variety of industries in an attempt to reduce its overall exposure to investment and market risks.

     In pursuing its objective, the Fund purchases portfolio securities with the view of retaining them on a long-term basis. However, securities in the Fund's portfolio will be sold whenever PMC believes that it is necessary without regard to the length of time the particular security may have been held. This policy is subject to certain requirements for continuing the Fund's qualification as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). A high portfolio turnover rate (100% or more) involves greater expenses to the Fund and may increase the possibility of shareholders realizing taxable income and/or capital gains. See "Financial Highlights" for actual turnover rates.

     Part or all of the Fund's assets may be temporarily invested in securities of the United States ("U.S.") government, its agencies or instrumentalities, commercial paper, bank certificates of deposit and time deposits, bankers' acceptances, other fixed income securities and repurchase agreements with banks and broker-dealers with respect to any of the foregoing instruments. At times, PMC believes that such investments are desirable due to present or anticipated market or economic conditions which are affecting or could affect the values of the Fund's investments, as well as for liquidity purposes or as a temporary investment pending investment in equity and equity-related securities. The Fund may invest in lower rated or unrated securities. These securities involve greater risks of default and price fluctuations due to credit, economic, liquidity and market concerns.


      The Fund may invest in warrants as described in the Statement of Additional Information. Although the Fund does not have a formal percentage limitation on investments in warrants, it is not expected that PMC will invest more than 5% of the Fund's total assets in such securities. The Fund may also invest in investment companies limited to the extent permitted under the Investment Company Act of 1940, as amended (the "1940 Act").


Restricted and Illiquid Securities

     The Fund may invest in restricted securities (i.e., securities that would be required to be registered prior to distribution to the public), including securities eligible for resale to "qualified institutional buyers" in accordance with Rule 144A under the Securities Act of 1933, as amended ("1933 Act"). In addition, the Fund will not invest more than 15% of its net assets in illiquid securities, which includes repurchase agreements maturing in more than seven days, securities that are not readily marketable and restricted securities sold and offered under Rule 144A that are illiquid either as a result of legal or contractual restrictions or the absence of a trading market.

     The Board of Trustees of the Fund may adopt guidelines and delegate to PMC the daily function of determining and monitoring the liquidity of restricted securities. The Board of Trustees, however, will retain sufficient oversight and be ultimately responsible for the determinations. Since it is not possible to predict with assurance exactly how the market for restricted securities eligible for resale pursuant to Rule 144A will continue to develop, the Board of Trustees will carefully monitor the Fund's investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in the Fund to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these restricted securities.

     The purchase price and subsequent valuation of restricted securities normally reflect a discount from the price at which such securities trade when they are not restricted to the extent that the restriction makes them less liquid. The amount of the discount from the prevailing market price is expected to vary depending upon the type of security, the character of the issuer, the party who will bear the expenses of registering the restricted securities and prevailing supply and demand conditions.

Foreign Securities

     The Fund may invest up to 30% of its assets at the time of investment in listed and unlisted foreign securities. While such investments are intended to reduce risk by permitting greater diversification of the Fund's portfolio, investments in securities of foreign issuers entail certain risks not associated with investments in domestic issuers. Such risks include fluctuations in foreign currency exchange rates; possible expropriation or nationalization of foreign companies; imposition of exchange control regulations; currency blockage or dividends or interest withheld at the source; unfavorable price spreads on currency exchanges; higher transaction costs; less public information about issuers of securities; lack of uniform auditing, accounting and financial reporting standards; less governmental regulation of foreign stock exchanges and brokers; less liquidity and greater volatility of securities of foreign companies; or imposition of foreign taxes. Therefore, the Fund intends to invest primarily in the companies organized under the laws of those nations which are considered to have relatively stable and friendly governments, e.g., major industrialized nations such as the United

Kingdom, France, Canada, Germany and Japan. In connection with its investments in foreign securities and in order to protect itself against uncertainty in future exchange rates, the Fund may engage in forward foreign currency exchange contracts. See the Statement of Additional Information.


Lending of Portfolio Securities

     The Fund may seek to increase its income by lending portfolio securities, provided that the value of the securities loaned would not exceed one-third of the value of the total assets of the Fund. Under present regulatory policies, such loans may be made to institutions, such as certain broker-dealers, and are required to be secured continuously by collateral in cash, cash equivalents, or U.S. government securities maintained on a current basis in an amount at least equal to the market value of the securities loaned. The Fund may experience loss or delay in the recovery of its securities if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund.

When Issued Securities

     The Fund may also purchase and sell securities on a "when issued" and "delayed delivery" basis. These transactions are subject to market fluctuation; the value at the time of delivery may be more or less than the purchase price. Since the Fund will rely on the buyer or seller, as the case may be, to consummate the transaction, failure by the other party to complete the transaction may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. No interest accrues to the Fund prior to delivery. When the Fund is the buyer in such a transaction it will maintain, in a segregated account with its custodian, cash, U.S. government securities, or high-grade, liquid debt obligations having an aggregate value equal to the amount of such purchase commitments until payment is made. The Fund will make commitments to purchase securities on such basis only with the intention of actually acquiring these securities, but the Fund may sell such securities prior to the settlement date if such sales are considered to be advisable. To the extent the Fund engages in "when issued" and "delayed delivery" transactions, it will do so for the purpose of acquiring securities for the Fund's portfolio consistent with the Fund's investment objective and policies and not for the purpose of investment leverage.

Repurchase Agreements

     A repurchase agreement is an instrument under which the purchaser acquires ownership of the obligation but the seller agrees, at the time of sale, to repurchase the obligation at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford an opportunity for the Fund to invest temporarily available cash. In the event of the insolvency of the seller, or an order to stay execution of an agreement by a court or regulatory authority, the Fund could incur costs before being able to sell the underlying obligations and the Fund's realization of the underlying obligations could be delayed or limited, which could adversely affect the price the Fund receives for such obligations. There is also a risk that the seller may fail to repurchase the underlying obligations in which case the Fund may incur possible disposition costs and a loss if the proceeds of the sale of such obligations to a third party are less than the repurchase price. To guard against these possibilities, PMC, under guidelines established by the Fund's Board of Trustees, will evaluate the creditworthiness of the seller. The Fund will enter into repurchase agreements only with those institutions that PMC believes present minimal credit risks and which furnish collateral at least equal in value or market price to the amount of the repurchase obligations. Repurchase agreements maturing in more than seven days are considered by the Fund to be illiquid.

Risk Factors

     Because prices of securities fluctuate from day to day, the value of an investment in the Fund will vary based upon the Fund's investment performance. The value of your shares in the Fund may, at any time, be higher or lower than your original cost. The Fund may invest in debt securities with varying maturities. In general, the longer the maturity of a security, the higher the yield and the greater the potential for price fluctuations. A decline in interest rates generally produces an increase in the value of debt securities in the Fund's portfolio, while an increase in interest rates usually reduces the value of these securities.

Additional Restrictions

     In addition to the investment objective and policies discussed above, the Fund's investments are subject to other restrictions which are described in its Statement of Additional Information. Unless otherwise stated, the Fund's investment objective and restrictions are considered fundamental and cannot be changed without shareholder approval. Unless expressly designated as a fundamental policy, the Fund's investment policies may be changed without shareholder approval by the Board of Trustees of the Fund.

IV. MANAGEMENT OF THE FUND

     The Board of Trustees of the Fund has overall responsibility for management and supervision of the Fund. The Board meets at least quarterly. By virtue of the functions performed by PMC as the Fund's investment adviser, the Fund requires no employees other than its executive officers, all of whom receive their compensation from PMC or other sources. The Statement of Additional Information contains the name and general business and professional background information of each Trustee and executive officer of the Fund.


     Mr. David Tripple, President and Chief Investment Officer of PMC and Executive Vice President of each Pioneer mutual fund, has general responsibility for PMC's investment operations and chairs a committee of PMC's equity managers which reviews PMC's research and portfolio operations, including those of the Fund. Mr. Tripple joined PMC in 1974.

     Research and management of the Fund is the responsibility of a team of portfolio managers and analysts focusing on equity securities. Members of the team meet regularly to discuss holdings, prospective investments and portfolio composition.

     Day-to-day management of the Fund has been the responsibility of Mr. Jeffrey B. Poppenhagen, a Vice President of PMC and Vice President of the Fund, since February 1996. Mr. Poppenhagen joined PMC in 1996 and has 10 years of investment experience.


     The Fund is managed under a contract with PMC. PMC serves as investment adviser to the Fund and is responsible for the overall management of the Fund's business affairs, subject only to the authority of the Fund's Board of Trustees. PMC is a wholly owned subsidiary of The Pioneer Group, Inc. ("PGI"), a publicly traded Delaware corporation. Pioneer Funds Distributor, Inc. ("PFD"), an indirect wholly-owned subsidiary of PGI, is the principal underwriter of the Fund. Prior to December 1, 1993, FMC acted as investment adviser and principal underwriter to the Fund.

     In addition to the Fund, PMC also manages and serves as the investment adviser for other mutual funds and is an investment adviser to certain other institutional accounts. PMC's and PFD's executive offices are located at 60 State Street, Boston, Massachusetts 02109. In an effort to avoid conflicts of interest with the Fund, the Fund and PMC have adopted a Code of Ethics that is designed to maintain a high standard of personal conduct by directing that all personnel defer to the interests of the Fund and its shareholders in making personal securities transactions.


     Under the terms of its contract with the Fund, PMC provides the Fund with an investment program consistent with its investment objective and policies. PMC furnishes the Fund with office space, equipment and personnel for managing the affairs of the Fund. PMC also pays all expenses in connection with the management of the affairs of the Fund except (a) charges and expenses for fund accounting, pricing and appraisal services and related overhead, including, to the extent such services are performed by personnel of PMC or its affiliates, office space and facilities and personnel compensation, training and benefits;
(b) the charges and expenses of auditors; (c) the charges and expenses of any custodian, transfer agent, plan agent, dividend disbursing agent and registrar appointed by the Fund with respect to the Fund; (d) issue and transfer taxes chargeable to the Fund in connection with securities transactions to which the Fund is a party; (e) insurance premiums, interest charges, dues and fees for membership in trade associations and all taxes and corporate fees payable by the Fund to federal, state or other governmental agencies; (f) fees and expenses involved in registering and maintaining registrations of the Fund and/or its shares with the SEC, state securities agencies and foreign jurisdictions, including the preparation of prospectuses and statements of additional information for filing with such regulatory agencies; (g) all expenses of shareholders' and Trustees' meetings and of preparing, printing and distributing prospectuses, notices, proxy statements and all reports to shareholders and to governmental agencies; (h) charges and expenses of legal counsel to the Fund and the Trustees; (i) if applicable, distribution fees paid by the Fund to a Plan of Distribution in accordance with Rule 12b-1 promulgated by the SEC pursuant to the 1940 Act; (j) compensation of those Trustees of the Fund who are not affiliated with or interested persons of PMC, the Fund (other than as Trustees), PGI or PFD; (k) the cost of preparing and printing share certificates; and (l) interest on borrowed money, if any. In addition to the expenses described above, the Fund shall pay all brokers' and underwriting commissions chargeable to the Fund in connection with securities transactions to which the Fund is a party.


     Orders for the Fund's portfolio securities transactions are placed by PMC, which strives to obtain the best price and execution for each transaction. In circumstances where two or more broker-dealers are in a position to offer comparable prices and execution, consideration may be given to whether the broker-dealer provides investment research or brokerage services or sells shares of the Fund or other Pioneer mutual funds. See the Statement of Additional Information for a further description of PMC's brokerage allocation practices.


Management Fee

      As compensation for its management related services and certain expenses which PMC incurs on behalf of the Fund, the Fund pays PMC a management fee that is comprised of two components. The first component is a basic fee (the "Basic Fee") equal to 0.70% per annum of the Fund's average daily net assets up to $1 billion, 0.675% of the next $4 billion, 0.65% of the next $5 billion and 0.575% of the excess over $10 billion. The Basic Fee is computed daily and paid monthly. The second component is a performance fee adjustment.

Computing The Performance Fee Adjustment

     The Basic Fee is subject to an upward or downward adjustment, depending on whether, and to what extent, the investment performance of the Class A shares of the Fund for the performance period exceeds, or is exceeded by, the record of the Lipper Growth Funds Index (the "Index") over the same period. This performance comparison is made at the end of each month. Each percentage point of difference (up to a maximum of -0.10 percentage points) is multiplied by a performance adjustment rate of 0.01%. An appropriate percentage of this rate (based on the number of days in the current month) is then applied to the Fund's average net assets over the entire performance period, giving the dollar amount that is added to (or subtracted from) the Basic Fee. The monthly performance adjustment is further adjusted to the extent necessary to insure that the total annual adjustment to the Basic Fee does not exceed -0.10% of the average daily net assets for that year.

     Because the adjustment to the Basic Fee is based on the comparative performance of the Fund's Class A shares and the record of the Index, the controlling factor is not whether the performance of the Fund's Class A shares is up or down, but whether it is up or down more or less than the record of the Index. Moreover, the comparative investment performance of the Fund's Class A shares is based solely on the relevant performance period without regard to the cumulative performance over a longer or shorter period of time.

     From time to time, the Trustees may determine that another securities index is a more appropriate benchmark than the Index for purposes of evaluating the performance of the Fund. In such event, a successor index may be substituted for the Index in prospectively calculating the perform-
      ance based adjustment to the Base Fee. However, the Fund's performance relative to the Index will still be used in calculating the performance adjustment concerning portions of the performance period prior to the approval of the successor index. In addition, because of the possible future identification of a more appropriate class of Fund shares for comparison to the Index, the Trustees have reserved the ability to substitute the class of Fund shares designated for the performance comparison to the Index; provided, in such event the calculation of the performance adjustment for any portion of the performance period prior to the designation of a successor class would still be based upon the performance of the previously designated class of Fund shares.

Phase-In of Performance Fee Arrangements

     The current management contract with PMC became effective May 1, 1998. As of May 1, 1998, the Fund began paying management fees at a rate equal to the Basic Fee. The performance adjustment will be phased-in as follows: (a) during the initial 12-month period, the Basic Fee will remain unadjusted, (b) during the following 24 months, the Fund's performance will be measured over an increasing period covering the current month and the prior months dating back to May 1, 1998, (c) beginning in the thirty-sixth month, the duration of the Fund's performance period will become fixed and (d) thereafter, the Fund's performance would be measured over a rolling thirty-six month period covering the current month and the prior thirty-five months (each a "Performance Period"). The Fund will pay management fees at a rate equal to the Basic Fee plus or minus the amount of the performance adjustment for the relevant Performance Period.

     The Basic Fee is computed daily, the performance fee adjustment is calculated once per month and the entire management fee is paid monthly.


     John F. Cogan, Jr., Chairman and President of the Fund, Chairman of PFD, President and a Director of PGI and Chairman and a Director of PMC, owned approximately 14% of the outstanding capital stock of PGI as of the date of this Prospectus.


V. FUND SHARE ALTERNATIVES

     The Fund continuously offers three Classes of shares designated as Class A, Class B and Class C shares, as described more fully in "How to Buy Fund Shares." If you do not specify in your instructions to the Fund which Class of shares you wish to purchase, exchange or redeem, the Fund will assume that your instructions apply to Class A shares.


     Class A Shares. If you invest less than $1 million in Class A shares, you will pay an initial sales charge. Certain purchases may qualify for reduced initial sales charges. If you invest $1 million or more in Class A shares, no sales charge will be imposed at the time of purchase, however, shares redeemed within 12 months of purchase may be subject to a contingent deferred sales charge ("CDSC"). Class A shares are subject to distribution and service fees at a combined annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A shares.


     Class B Shares. If you plan to invest up to $250,000, Class B shares are available to you. Class B shares are sold without an initial sales charge, but are subject to a CDSC of up to 4% if redeemed within six years. Class B shares are subject to distribution and service fees at a combined annual rate of 1.00% of the Fund's average daily net assets attributable to Class B shares. Your entire investment in Class B shares is available to work for you from the time you make your investment, but the higher distribution fee paid by Class B shares will cause your Class B shares (until conversion) to have a higher expense ratio and to pay lower dividends, to the extent dividends are paid, than Class A shares. Class B shares will automatically convert to Class A shares, based on relative net asset value, eight years after the initial purchase.

     Class C Shares. Class C shares are sold without an initial sales charge, but are subject to a 1% CDSC if they are redeemed within the first year after purchase. Class C shares are subject to distribution and service fees at a combined annual rate of up to 1% of the Fund's average daily net assets attributable to Class C shares. Your entire investment in Class C shares is available to work for you from the time you make your investment, but the higher distribution fee paid by Class C shares will cause your Class C shares to have a higher expense ratio and to pay lower dividends, to the extent dividends are paid, than Class A shares. Class C shares have no conversion feature.

     Selecting a Class of Shares. The decision as to which Class to purchase depends on the amount you invest, the intended length of the investment and your personal situation. If you are making an investment that qualifies for reduced sales charges, you might consider Class A shares. If you prefer not to pay an initial sales charge on an investment of $250,000 or less and you plan to hold the investment for at least six years, you might consider Class B shares. If you prefer not to pay an initial sales charge and you plan to hold your investment for one to eight years, you may prefer Class C shares.

     Investment dealers or their representatives may receive different compensation depending on which Class of shares they sell. Shares may be exchanged only for shares of the same Class of another Pioneer mutual fund and shares acquired in the exchange will continue to be subject to any CDSC applicable to the shares of the Fund originally purchased. Shares sold outside the U.S. to persons who are not U.S. citizens may be subject to different sales charges, CDSCs and dealer compensation arrangements in accordance with local laws and business practices.


VI. SHARE PRICE

     Shares of the Fund are sold at the public offering price, which is the net asset value per share, plus the applicable sales charge. Net asset value per share of each Class of Fund shares is determined by dividing the value of its assets, less liabilities attributable to that Class, by the number of shares of that Class outstanding. The net asset value is computed once daily, on each day the New York Stock Exchange (the "Exchange") is open, as of the close of regular trading on the Exchange.

     Securities are valued at the last sale price on the principal exchange or market where they are traded. Securities which have not traded on the date of valuation or securities for which sales prices are not generally reported are valued at the mean between the current bid and asked prices. Securities quoted in foreign currencies are converted to U.S. dollars utilizing foreign exchange rates employed by the Fund's independent pricing services. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the Exchange. Occasionally, events which affect the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the Exchange and will therefore not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities are valued at their fair value as determined in good faith by the Trustees. All assets of the Fund for which there is no other readily available valuation method are valued at their fair value as determined in good faith by the Trustees.


VII. HOW TO BUY FUND SHARES

     You may buy Fund shares from any securities broker-dealer which has a sales agreement with PFD. If you do not have a securities broker-dealer, please call 1-800-225-6292. Shares will be purchased at the public offering price, that is, the net asset value per share plus any applicable sales charge, next computed after receipt of a purchase order, except as set forth below.


     The minimum initial investment is $1,000 for Class A, Class B and Class C shares except as specified below. The minimum initial investment is $50 for Class A accounts being established to utilize monthly bank drafts, government allotments, payroll deduction and other similar automatic investment plans. Separate minimum investment requirements apply to retirement plans and to telephone and wire orders placed by broker-dealers; no sales charges or minimum requirements apply to the reinvestment of dividends or capital gains distributions. The minimum subsequent investment is $50 for Class A shares and $500 for Class B and Class C shares except that the subsequent minimum investment amount for Class B and Class C share accounts may be as little as $50 if an automatic investment plan is established (see "Automatic Investment Plans").

     Telephone Purchases. Your account is automatically authorized to have the telephone purchase privilege unless you indicate otherwise on your Account Application or by writing to Pioneering Services Corporation ("PSC"). The telephone purchase option may be used to purchase additional shares for an existing Pioneer mutual fund account; it may not be used to establish a new account. Proper account identification will be required for each telephone purchase. A maximum of $25,000 per account may be purchased by telephone each day. The telephone purchase privilege is available to Individual Retirement Accounts ("IRAs") but may not be available to other types of retirement plan accounts. Call PSC for more information.

     You are strongly urged to consult with your financial representative prior to requesting a telephone purchase. To purchase shares by telephone, you must establish your bank account of record by completing the appropriate section of your Account Application or an Account Options Form. PSC will electronically debit the amount of each purchase from this predesignated bank account. Telephone purchases may not be made for 30 days after the establishment of your bank of record or any change to your bank information.

     Telephone purchases will be priced at the net asset value plus any applicable sales charge next determined after PSC's receipt of a telephone purchase instruction and receipt of good funds (usually three days after the purchase instruction). You may always elect to deliver purchases to PSC by mail. See "Telephone Transactions and Related Liabilities" for additional information.

Class A Shares

You may buy Class A shares at the public offering price as follows:

                                     Sales Chargeas a % of       Dealer
                                     ---------------------     Allowance
                                                    Net        as a % of
                                     Offering      Amount      Offering
        Amount of Purchase             Price      Invested       Price
---------------------------------   ----------   ----------   ----------
Less than $50,000                   5.75%        6.10%        5.00%
$50,000 but less than $100,000      4.50%        4.71%        4.00%
$100,000 but less than $250,000     3.50%        3.63%        3.00%
$250,000 but less than $500,000     2.50%        2.56%        2.00%
$500,000 but less than
  $1,000,000                        2.00%        2.04%        1.75%
$1,000,000 or more                   -0-          -0-         see below

     The schedule of sales charges above is applicable to purchases of Class A shares of the Fund by (i) an individual, (ii) an individual and his or her spouse and children under the age of 21 and (iii) a trustee or other fiduciary of a trust estate or fiduciary account or related trusts or accounts including pension, profit-sharing and other employee benefit trusts qualified under
Section 401 or 408 of the Internal Revenue Code of 1986, as amended (the "Code"), although more than one beneficiary is involved. The sales charges applicable to a current purchase of Class A shares of the Fund by a person listed above is determined by adding the value of shares to be purchased to the aggregate value (at the then current offering price) of shares of any of the other Pioneer mutual funds previously purchased and then owned, provided PFD is notified by such person or his or her broker-dealer each time a purchase is made which would qualify. Pioneer mutual funds include all mutual funds for which PFD serves as principal underwriter. At the sole discretion of PFD, holdings of funds domiciled outside the U.S., but which are managed by affiliates of PMC, may be included for this purpose.

     No sales charge is payable at the time of purchase on investments of $1 million or more or for purchases by participants in certain group plans (described below) subject to a CDSC of 1% which may be imposed in the event of a redemption of Class A shares within 12 months of purchase. See "How to Sell Fund Shares." PFD may, in its discretion, pay a commission to broker-dealers who initiate and are responsible for such purchases as follows: 1% on the first $5 million invested; 0.50% on the next $45 million; and 0.25% on the excess over $50 million. These commissions will not be paid if the purchaser is affiliated with the broker-dealer or if the purchase represents the reinvestment of a redemption made during the previous 12 calendar months. Broker-dealers who receive a commission in connection with

Class A share purchases at net asset value by 401(a) or 401(k) retirement plans with 1,000 or more eligible participants or with at least $10 million in plan assets will be required to return any commission paid or a pro rata portion thereof if the retirement plan redeems its shares within 12 months of purchase. See also "How to Sell Fund Shares." In connection with PGI's acquisition of FMC and contingent upon the achievement of certain sales objectives, PFD may pay to Mutual of Omaha Investor Services, Inc. 50% of PFD's retention of any sales commission on sales of the Fund's Class A shares through such dealer. From time to time, PFD may elect to reallow the entire initial sales charge to participating dealers for all sales of Class A shares with respect to which orders are placed during a particular period. Dealers to whom substantially the entire sales charge is reallowed may be deemed to be underwriters under the federal securities laws.

     Qualifying for a Reduced Sales Charge. Class A shares of the Fund may be sold at a reduced or eliminated sales charge to certain group plans ("Group Plans") under which a sponsoring organization makes recommendations to, permits group solicitation of, or otherwise facilitates purchases by, its employees, members or participants. Class A shares of the Fund may be sold at net asset value without a sales charge to 401(k) retirement plans with 100 or more participants or at least $500,000 in plan assets. Information about such arrangements is available from PFD.


     Class A shares of the Fund may also be sold at net asset value without a sales charge to: (a) current or former Trustees and officers of the Fund and partners and employees of its legal counsel; (b) current or former directors, officers, employees or sales representatives of PGI or its subsidiaries; (c) current or former directors, officers, employees or sales representatives of any subadviser or predecessor investment adviser to any investment company for which PMC serves as investment adviser, and the subsidiaries or affiliates of such persons; (d) current or former officers, partners, employees or registered representatives of broker-dealers which have entered into sales agreements with PFD; (e) members of the immediate families of any of the persons above; (f) any trust, custodian, pension, profit-sharing or other benefit plan of the foregoing persons; (g) insurance company separate accounts; (h) certain "wrap accounts" for the benefit of clients of financial planners adhering to standards established by PFD; (i) other funds and accounts for which PMC or any of its affiliates serves as investment adviser or manager; and (j) certain unit investment trusts. Shares so purchased are purchased for investment purposes and may not be resold except through redemption or repurchase by or on behalf of the Fund. The availability of this privilege is conditioned upon the receipt by PFD of written notification of eligibility.

     Class A shares of the Fund may be sold at net asset value per share without a sales charge to Optional Retirement Program (the "Program") participants if (i) the employer has authorized a limited number of investment company providers for the Program, (ii) all authorized investment company providers offer their shares to Program participants at net asset value, (iii) the employer has agreed in writing to actively promote the authorized investment providers to Program participants and (iv) the Program provides for a matching contribution for each participant contribution. Shares of the Fund may also be sold at net asset value without a sales charge in connection with certain reorganization, liquidation or acquisition transactions involving other investment companies or personal holding companies.


     Reduced sales charges are available for purchases of $50,000 or more of Class A shares (excluding any reinvestments of dividends and capital gains distributions) made within a 13-month period pursuant to a Letter of Intent ("LOI") which may be established by completing the Letter of Intent section of the Account Application. The reduced sales charge will be the charge that would be applicable to the purchase of the specified amount of Class A shares as if the shares hadall been purchased at the same time. A purchase not made pursuant to an LOI may be included if the LOI is submitted to PSC within 90 days of such purchase. You may also obtain the reduced sales charge by including the value (at current offering price) of all your Class A shares in the Fund and all other Pioneer mutual funds held of record as of the date of your LOI in the amount used to determine the applicable sales charge for the Class A shares to be purchased under the LOI. Five percent of your total intended purchase amount will be held in escrow by PSC, registered in your name, until the terms of the LOI are fulfilled.


     You are not obligated to purchase the amount specified in your LOI. If, however, the amount actually purchased during the 13-month period is more or less than that indicated in your LOI, an adjustment in the sales charge will be made. If a payment to cover actual sales charges is due, it must be paid to PFD within 20 days after PFD or your dealer sends you a written request otherwise PFD will direct PSC to liquidate sufficient shares from your escrow account to cover the amount due. See the Statement of Additional Information for more information.

     Investors who are clients of a broker-dealer with a current sales agreement with PFD may purchase Class A shares of the Fund at net asset value, without a sales charge, to the extent that the purchase price is paid out of proceeds from one or more redemptions by the investor of shares of certain other mutual funds. In order for a purchase to qualify for this privilege, the investor must document to the broker-dealer that the redemption occurred within the 60 days immediately preceding the purchase of Class A shares; that the client paid a sales charge on the original purchase of the shares redeemed; and that the mutual fund whose shares were redeemed also offers net asset value purchases to redeeming shareholders of any of the Pioneer mutual funds. Further details may be obtained from PFD.


Class B Shares

     You may buy Class B shares at the net asset value per share next computed after receipt of a purchase order without the imposition of an initial sales charge; however, Class B shares redeemed within six years of purchase will be subject to a CDSC at the rates shown in the table below. The charge will be assessed on the amount equal to the lesser of the current market value or the original purchase cost of the shares being redeemed. No CDSC will be imposed on increases in account value above the initial purchase price, including shares derived from the reinvestment of dividends or capital gains distributions.

     The amount of the CDSC, if any, will vary depending on the number of years from the time of purchase until the time of redemption of Class B shares. For the purpose of determining the number of years from the time of any purchase, all payments during a quarter will be aggregated and deemed to have been made on the first day of that quarter. In processing redemptions of Class B shares, the Fund will first redeem shares not subject to any CDSC, and then shares held longest during the six-year period. As a result, you will pay the lowest possible CDSC.

     The CDSC for Class B shares subject to a CDSC upon redemption will be determined as follows:

                            CDSC as a Percentage
Year Since                    of Dollar Amount
Purchase                      Subject to CDSC
------------------------   ---------------------
First                      4.0%
Second                     4.0%
Third                      3.0%
Fourth                     3.0%
Fifth                      2.0%
Sixth                      1.0%
Seventh and thereafter     none

     Proceeds from the CDSC are paid to PFD and are used in whole or in part to defray PFD's expenses related to providing distribution-related services to the Fund in connection with the sale of Class B shares, including the payment of compensation to broker-dealers.


     Class B shares will automatically convert into Class A shares at the end of the calendar quarter that is eight years after the purchase date, except as noted below. Class B shares acquired by exchange from Class B shares of another Pioneer mutual fund will convert into Class A shares based on the date of the initial purchase and the applicable CDSC. Class B shares acquired through reinvestment of distributions will convert into Class A shares based on the date of the initial purchase to which such shares relate. For this purpose, Class B shares acquired through reinvestment of distributions will be attributed to particular purchases of Class B shares in accordance with such procedures as the Trustees may determine from time to time. The conversion of Class B shares to Class A shares is subject to the continuing availability of a ruling from the Internal Revenue Service (the "IRS"), that such conversions will not constitute taxable events for federal tax purposes. The conversion of Class B shares to Class A shares will not occur if such ruling is not available and, therefore, Class B shares would continue to be subject to higher expenses than Class A shares for an indeterminate period.


Class C Shares

     You may buy Class C shares at net asset value without the imposition of an initial sales charge; however, Class C shares redeemed within one year of purchase will be subject to a CDSC of 1%. The charge will be assessed on the amount equal to the lesser of the current market value or the original purchase cost of the shares being redeemed. No CDSC will be imposed on increases in account value above the initial purchase price, including shares derived from the reinvestment of dividends or capital gains distributions. Class C shares do not convert to any other Class of Fund shares.

     For the purpose of determining the time of any purchase, all payments during a quarter will be aggregated and deemed to have been made on the first day of that quarter. In processing redemptions of Class C shares, the Fund will first redeem shares not subject to any CDSC, and then shares held for the shortest period of time during the one-year period. As a result, you will pay the lowest possible CDSC.

     Proceeds from the CDSC are paid to PFD and are used in whole or in part to defray PFD's expenses related to providing distribution-related services to the Fund in connection with the sale of Class C shares, including the payment of compensation to broker-dealers.

Waiver or Reduction of Contingent Deferred Sales Charge

     The CDSC on Class B shares may be waived or reduced for non-retirement accounts if: (a) the redemption results from the death of all registered owners of an account (in the case of an UGMA, UTMA and a trust account, the waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in Section 72 of the Code) of all registered owners occurring after the purchase of the shares being redeemed or (b) the redemption is made in connection with limited automatic redemptions as set forth in "Systematic Withdrawal Plans" (limited in any year to 10% of the value of the account in the Fund at the time the withdrawal plan is established).

     The CDSC on Class B shares may be waived or reduced for retirement plan accounts if: (a) the redemption results from the death or a total and permanent disability (as defined in Section 72 of the Code) occurring after the purchase of the shares being redeemed of a shareholder or participant in an employer-sponsored retirement plan; (b) the distribution is to a participant in an IRA, 403(b) or employer-sponsored retirement plan, is part of a series of substantially equal payments made over the life expectancy of the participant or the joint life expectancy of the participant and his or her beneficiary or as scheduled periodic payments to a participant (limited in any year to 10% of the value of the participant's account at the time the distribution amount is established; a required minimum distribution due to the participant's attainment of age 70-1/2 may exceed the 10% limit only if the distribution amount is based on plan assets held in Pioneer mutual funds); (c) the distribution is from a 401(a) or 401(k) retirement plan and is a return of excess employee deferrals or employee contributions or a qualifying hardship distribution as defined by the Code or results from a termination of employment (limited with respect to a termination to 10% per year of the value of the plan's assets in the Fund as of the later of the prior December 31 or the date the account was established unless the plan's assets are being rolled over to or reinvested in the same class of shares of a Pioneer mutual fund subject to the CDSC of the shares originally held); (d) the distribution is from an IRA, 403(b) or employer-sponsored retirement plan and is to be rolled over to or reinvested in the same class of shares in a Pioneer mutual fund and which will be subject to the applicable CDSC upon redemp-tion; (e) the distribution is in the form of a loan to a participant in a plan which permits loans (each repayment of the loan will constitute a new sale which will be subject to the applicable CDSC upon redemption); or (f) the distribution is from a qualified defined contribution plan and represents a participant's directed transfer (provided that this privilege has been pre-authorized through a prior agreement with PFD regarding participant directed transfers).

     The CDSC on Class C shares and on any Class A shares subject to a CDSC may be waived or reduced as follows: (a) for automatic redemptions as described in "Systematic Withdrawal Plans" (limited to 10% of the value of the account); (b) if the redemption results from the death or a total and permanent disability (as defined in Section 72 of the Code) occurring after the purchase of the shares being redeemed of a shareholder or participant in an employer-sponsored retirement plan; (c) if the distribution is part of a series of substantially equal payments made over the life expectancy of the participant or the joint life expectancy of the participant and his or her beneficiary; or (d) if the distribution is to a participant in an employer-sponsored retirement plan and is (i) a return of excess employee deferrals or contributions, (ii) a qualifying hardship distribution as defined by the Code, (iii) from a termination of employment, (iv) in the form of a loan to a participant in a plan which permits loans, or (v) from a qualified defined contribution plan and represents a participant's directed transfer (provided that this privilege has been pre-authorized through a prior agreement with PFD regarding participant directed transfers).

     The CDSC on any shares subject to a CDSC may be waived or reduced for either non-retirement or retirement plan accounts if the redemption is made pursuant to each Fund's right to liquidate or involuntarily redeem shares in a shareholder's account. The CDSC on any shares subject to a CDSC will not be applicable if the selling broker-dealer elects, with PFD's approval, to waive receipt of the commission normally paid at the time of the sale.

Broker-Dealers


An order for any Class of Fund shares received by a broker-dealer prior to the close of regular trading on the Exchange is confirmed at the price appropriate for that Class as determined at the close of regular trading on the Exchange on the day the order is received, provided the order is received by PFD prior to PFD's close of business (usually, 5:30 p.m. Eastern Time). It is the responsibility of broker-dealers to transmit orders so that they will be received by PFD prior to its close of business. PFD or its affiliates may provide additional compensation to certain dealers or such dealers' affiliates based on certain objective criteria established from time to time by PFD. All such payments are made out of PFD's or the affiliate's own assets. These payments will not change the price an investor will pay for shares or the amount that the Fund will receive from such sale.


General

     The Fund reserves the right in its sole discretion to withdraw all or any part of the offering of shares when, in the judgment of the Fund's management, such withdrawal is in the best interest of the Fund. An order to purchase shares is not binding on, and may be rejected by, PFD until it has been confirmed in writing by PFD and payment has been received.

VIII. HOW TO SELL FUND SHARES

     You can arrange to sell (redeem) Fund shares on any day the Exchange is open by selling either some or all of your shares to the Fund.

     You may sell your shares either through your broker-dealer or directly to the Fund. Please note the following:

[bullet] If you are selling shares from a retirement account other than an IRA, you must make your request in writing (except for exchanges to other Pioneer mutual funds which can be requested by phone or in writing). Call 1-800-622-0176 for more information.

[bullet] If you are selling shares from a non-retirement account, or an IRA, you may use any of the methods described below.

     Your shares will be sold at the share price next calculated after your order is received in good order less any applicable CDSC. Sale proceeds generally will be sent to you in cash, normally within seven days after your order is received in good order. The Fund reserves the right to withhold payment of the sale proceeds until checks received by the Fund in payment for the shares being sold have cleared, which may take up to 15 calendar days from the purchase date.

In Writing


     You may sell your shares by delivering a written request, signed by all registered owners, in good order to PSC; however, you must use a written request, including a signature guarantee, to sell your shares if any of the following applies:

[bullet] you wish to sell over $100,000 worth of shares,


[bullet] your account registration or address has changed within the last 30 days,

[bullet] the check is not being mailed to the address on your account (address of record),

[bullet] the check is not being made out to the account owners, or

[bullet] the sale proceeds are being transferred to a Pioneer mutual fund account with a different registration.

     Your request should include your name, the Fund's name, your fund account number, the Class of shares to be redeemed, the dollar amount or number of shares to be redeemed, and any other applicable requirements as described below. Unless instructed otherwise, PSC will send the proceeds of the sale to the address of record. Fiduciaries and corporations are required to submit additional documents. For more information, contact PSC at 1-800-225-6292.

     Written requests will not be processed until they are received in good order by PSC. Good order means that there are no outstanding claims or requests to hold redemptions on the account, any certificates are endorsed by the record owner(s) exactly as the shares are registered and the signature(s) are guaranteed by an eligible guarantor. You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency or savings association. A notary public cannot provide a signature guarantee. Signature guarantees are not accepted by facsimile ("fax"). For additional information about the necessary documentation for redemption by mail, please contact PSC at 1-800-225-6292.


      By Telephone or by Fax. Your account is automatically authorized to have the telephone redemption privilege unless you indicate otherwise on your Account Application or by writing to PSC. Proper account identification will be required for each telephone redemption. The telephone redemption option is not available to retirement plan accounts, except IRAs. You may redeem up to $100,000 per account per day of your shares by telephone or fax and receive the proceeds by check or bank wire or electronic funds transfer. To receive the proceeds by check: the check must be made payable exactly as the account is registered and the check must be sent to the address of record which must not have changed in the last 30 days. To receive the proceeds by bank wire or by electronic funds transfer: the proceeds must be sent to your bank address of record which must have been properly predesignated either on your Account Application or on an Account Options Form and which must not have changed in the last 30 days. To redeem by fax send your redemption request to 1-800-225-4240. You may always elect to deliver redemption instructions to PSC by mail. See "Telephone Transactions and Related Liabilities" below. Telephone and fax redemptions will be priced as described above. You are strongly urged to consult with your financial representative prior to requesting a telephone redemption.


     Selling Shares Through Your Broker-Dealer. The Fund has authorized PFD to act as its agent in the repurchase of shares of the Fund from qualified broker-dealers and reserves the right to terminate this procedure at any time. Your broker-dealer must receive your request before the close of business on the Exchange and transmit it to PFD before PFD's close of business to receive that day's redemption price. Your broker-dealer is responsible for providing all necessary documentation to PFD and may charge you for its services.

     Small Accounts. The minimum account value is $500. If you hold shares of the Fund in an account with a net asset value of less than the minimum required amount due to redemptions or exchanges, the Fund may redeem the shares held in this account at net asset value if you have not increased the net asset value of the account to at least the minimum required amount within six months of notice by the Fund to you of the Fund's intention to redeem the shares.

     CDSC on Class A Shares. Purchases of Class A shares of $1 million or more, or by participants in a Group Plan which were not subject to an initial sales charge, may be subject to a CDSC upon redemption. A CDSC is payable to PFD on these investments in the event of a share redemption within 12 months following the share purchase, at the rate of 1% of the lesser of the value of the shares redeemed (exclusive of reinvested dividend and capital gain distributions) or the total cost of such shares. Shares subject to the CDSC which are exchanged into another Pioneer mutual fund will continue to be subject to the CDSC until the original 12-month period expires. However, no CDSC is payable upon redemption with respect to Class A shares purchased by 401(a) or 401(k) retirement plans with 1,000 or more eligible participants or with at least $10 million in plan assets.

     General. Redemptions may be suspended or payment postponed during any period in which any of the following conditions exist: the Exchange is closed or trading on the Exchange is restricted; an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund to fairly determine the value of the net assets of its portfolio; or the SEC, by order, so permits.

     Redemptions and repurchases are taxable transactions to shareholders. The net asset value per share received upon redemption or repurchase may be more or less than the cost of shares to an investor, depending on the market value of the portfolio at the time of redemption or repurchase.

IX. HOW TO EXCHANGE FUND SHARES

     Written Exchanges. You may exchange your shares by sending a letter of instruction to PSC. Your letter should include your name, the name of the Pioneer mutual fund out of which you wish to exchange and the name of the Pioneer mutual fund into which you wish to exchange, your fund account number(s), the Class of shares to be exchanged and the dollar amount or number of shares to be exchanged. Written exchange requests must be signed by all record owner(s) exactly as the shares are registered.

     Telephone Exchanges. Your account is automatically authorized to have the telephone exchange privilege unless you indicate otherwise on your Account Application or by writing to PSC. Proper account identification will be required for each telephone exchange. Telephone exchanges may not exceed $500,000 per account per day. Each telephone exchange request, whether by voice or by FactFone(SM), will be recorded. You are strongly urged to consult with your financial representative prior to requesting a telephone exchange. See "Telephone Transactions and Related Liabilities" below.

     Automatic Exchanges. You may automatically exchange shares from one Pioneer mutual fund account for shares of the same Class in another Pioneer mutual fund account on a monthly or quarterly basis. The accounts must have identical registrations and the originating account must have a minimum balance of $5,000. The exchange will be effective on the day of the month designated on your Account Application or Account Options Form.

     General. Exchanges must be at least $1,000. You may exchange your investment from one Class of Fund shares at net asset value, without a sales charge, for shares of the same Class of any other Pioneer mutual fund. Not all Pioneer mutual funds offer more than one Class of shares. A new Pioneer mutual fund account opened through an exchange must have a registration identical to that on the original account.

     Shares which would normally be subject to a CDSC upon redemption will not be charged the applicable CDSC at the time of an exchange. Shares acquired in an exchange will be subject to the CDSC of the shares originally held. For purposes of determining the amount of any applicable CDSC, the length of time you have owned shares acquired by exchange will be measured from the date you acquired the original shares and will not be affected by any subsequent exchange.

     Exchange requests received by PSC before 4:00 p.m. Eastern Time will be effective on that day if the requirements above have been met, otherwise, they will be effective on the next business day. PSC will process exchanges only after receiving an exchange request in good order. There are currently no fees or sales charges imposed at the time of an exchange. An exchange of shares may be made only in states where legally permitted. For federal and (generally) state income tax purposes, an exchange is considered to be a sale of the shares of the fund exchanged and a purchase of shares in another Pioneer mutual fund. Therefore, an exchange could result in a gain or loss on the shares sold, depending on the tax basis of these shares and the timing of the transaction, and special tax rules may apply.

     You should consider the differences in objectives and policies of the Pioneer mutual funds, as described in each fund's current prospectus, before making any exchange. For the protection of the Fund's performance and shareholders, the Fund and PFD reserve the right to refuse any exchange request or restrict, at any time without notice, the number and/or frequency of exchanges to prevent abuses of the exchange privilege. Such abuses may arise from frequent trading in response to short-term market fluctuations, a pattern of trading by an individual or group that appears to be an attempt to "time the market," or any other exchange request which, in the view of management, will have a detrimental effect on the Fund's portfolio management strategy or its operations. In addition, the Fund and PFD reserve the right to charge a fee for exchanges or to modify, limit, suspend or discontinue the exchange privilege with notice to shareholders as required by law.

X. DISTRIBUTION PLANS

     The Fund has adopted a Plan of Distribution for each Class of shares (the "Class A Plan," "Class B Plan," and "Class C Plan") in accordance with Rule 12b-1 under the 1940 Act pursuant to which certain distribution and service fees are paid.

     Pursuant to the Class A Plan, the Fund reimburses PFD for its actual expenditures to finance any activity primarily intended to result in the sale of Class A shares or to provide services to holders of Class A shares, provided the categories of expenses for which reimbursement is made are approved by the Fund's Board of Trustees. As of the date of this Prospectus, the Board of Trustees has approved the following categories of expenses for Class A shares of the Fund: (i) a service fee to be paid to qualified broker-dealers in an amount not to exceed 0.25% per annum of the Fund's average daily net assets attributable to Class A shares; (ii) reimbursement to PFD for its expenditures for broker-dealer commissions and employee compensation on certain sales of the Fund's Class A shares with no initial sales charge (See "How to Buy Fund Shares"); and (iii) reimbursement to PFD for expenses incurred in providing services to Class A shareholders and supporting broker-dealers and other organizations (such as banks and trust companies) in their efforts to provide such services. Banks are currently prohibited under the Glass-Steagall Act from providing certain underwriting or distribution services. If a bank was prohibited from acting in any capacity or providing any of the described services, management would consider what action, if any, would be appropriate.

     Expenditures of the Fund pursuant to the Class A Plan are accrued daily and may not exceed 0.25% of the Fund's average daily net assets attributable to Class A shares. Distribution expenses of PFD are expected to substantially exceed the distribution fees paid by the Fund in a given year. The Class A Plan may not be amended to increase materially the annual percentage limitation of average net assets which may be spent for the services described therein without approval of the Fund's Class A shareholders.

     Both the Class B Plan and the Class C Plan provide that the Fund will pay a distribution fee at the annual rate of 0.75% of the Fund's average daily net assets attributable to the applicable Class of shares and will pay PFD a service fee at the annual rate of 0.25% of the Fund's average daily net assets attributable to that Class of shares. The distribution fee is intended to compensate PFD for its distribution services to the Fund. The service fee is intended to be additional compensation for personal services and/or account maintenance services with respect to Class B and Class C shares. PFD also receives the proceeds of any CDSC imposed on the redemption of Class B and Class C shares.


     Commissions of 4%, equal to 3.75% of the amount invested and a first year's service fee equal to 0.25% of the amount invested in Class B shares, are paid to broker-dealers who have sales agreements with PFD. PFD may advance to dealers the first year service fee at a rate up to 0.25% of the purchase price of such shares and, as compensation therefor, PFD may retain the service fee paid by the Fund with respect to such shares for the first year after purchase. Dealers will become eligible for additional service fees with respect to such shares commencing in the 13th month following the purchase. Commissions of up to 1% of the amount invested in Class C shares, consisting of 0.75% of the amount invested and a first year's service fee of 0.25% of the amount invested, are paid to broker-dealers who have sales agreements with PFD. PFD may advance to dealers the first year service fee at a rate up to 0.25% of the purchase price of such shares and, as compensation therefor, PFD may retain the service fee paid by the Fund with respect to such shares for the first year after purchase. Commencing in the 13th month following the purchase of Class C shares, dealers will become eligible for additional annual distribution fees and service fees of up to 0.75% and 0.25%, respectively, of the net asset value of such shares.


     When a broker-dealer sells Class B or Class C shares and elects, with PFD's approval, to waive its right to receive the commission normally paid at the time of the sale, PFD may cause all or a portion of the distribution fees described above to be paid to the broker-dealer.

     Dealers may from time to time be required to meet certain criteria in order to receive service fees. PFD or its affiliates are entitled to retain all service fees payable under the Class B Plan or the Class C Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by PFD or its affiliates for shareholder accounts.

XI. DIVIDENDS, DISTRIBUTIONS AND TAXATION

     The Fund has elected to be treated, has qualified, and intends to qualify each year as a "regulated investment company" under Subchapter M of the Code, so that it will not pay federal income tax on income and capital gains distributed to shareholders as required under the Code.


     Under the Code, the Fund will be subject to a nondeductible 4% federal excise tax on a portion of its undistributed ordinary income and capital gains if it fails to meet certain distribution requirements with respect to each calendar year. The Fund intends to make distributions in a timely manner and accordingly does not expect to be subject to the excise tax.

     The Fund's policy is to pay to shareholders dividends from net investment income, if any, and to make distributions from net long-term capital gains, if any, usually in December. Distributions from net short-term capital gains, if any, may be paid with such dividends; dividends from income and/or capital gains may also be paid at such other times as may be necessary for the Fund to avoid federal income or excise tax. Generally, dividends from the Fund's net investment income, market discount income, net short-term capital gains, and certain net foreign exchange gains are taxable under the Code as ordinary income, and dividends from the Fund's net long-term capital gains are taxable as long-term capital gains. The Fund's distributions of long-term capital gains to individuals or other noncorporate taxpayers are subject to different maximum tax rates (which will be indicated in the annual tax information the Fund provides to shareholders), depending generally upon the sources of, and the Fund's holding periods for the assets that produce, the gains.


     Unless shareholders specify otherwise, all distributions will be automatically reinvested in additional full and fractional shares of the Fund. For federal income tax purposes, all dividends are taxable as described above whether a shareholder takes them in cash or reinvests them in additional shares of the Fund. Information as to the federal tax status of dividends and distributions will be provided to shareholders annually. For further information on the distribution options available to shareholders, see "Distribution Options" and "Directed Dividends" below.

     Distributions by the Fund of the dividend income it receives from U.S. domestic corporations, if any, may qualify for the dividends-received deduction for corporate shareholders, subject to holding-period requirements and debt-financing restrictions under the Code.

     The Fund may be subject to foreign withholding taxes or other foreign taxes on income (possibly including, in some cases, capital gains) from certain of its foreign investments, which will reduce the yield on or return from those investments. If, as anticipated, the Fund does not qualify to pass such taxes through to its shareholders, they will neither treat such taxes as additional income nor be entitled to any associated foreign tax credits or deductions.

     Dividends and other distributions and the proceeds of redemptions, exchanges or repurchases of Fund shares paid to individuals and other non-exempt payees will be subject to 31% backup withholding of federal income tax if the Fund is not provided with the shareholder's correct taxpayer identification number and certification that the number is correct and that the shareholder is not subject to backup withholding or if the Fund receives notice from the IRS or a broker that such withholding applies. Please refer to the Account Application for additional information.


     The description above relates only to U.S. federal income tax consequences for shareholders who are U.S. persons, i.e., U.S. citizens or residents or U.S. corporations, partnerships, trusts or estates and who are subject to U.S. federal income tax. Non-U.S. shareholders and tax-exempt shareholders are subject to different tax treatment that is not described above. Shareholders should consult their own tax advisors regarding state, local and other applicable tax laws, including the effect of recent federal tax legislation, in their particular circumstances .


XII. SHAREHOLDER SERVICES


     PSC is the shareholder services and transfer agent for shares of the Fund. PSC, a Massachusetts corporation, is a wholly-owned subsidiary of PGI. PSC's offices are located at 60 State Street, Boston, Massachusetts 02109, and inquiries to PSC should be mailed to Shareholder Services, Pioneering Services Corporation, P.O. Box 9014, Boston, Massachusetts 02205-9014. Brown Brothers Harriman & Co. (the "Custodian") serves as custodian of the Fund's portfolio securities and other assets. The principal business address of the mutual fund division of the Custodian is 40 Water Street, Boston, Massachusetts 02109.


Account and Confirmation Statements


     PSC maintains an account for each shareholder and all transactions of the shareholder are recorded in this account. Confirmation statements showing the details of transactions are sent to shareholders as transactions occur, except Automatic Investment Plan transactions which are confirmed quarterly. The Pioneer Combined Account Statement, mailed quarterly, is available to shareholders who have more than one Pioneer mutual fund account.

     Shareholders whose shares are held in the name of an investment broker-dealer or other party will not normally have an account with the Fund and might not be able to utilize some of the services available to shareholders of record. Examples of services which might not be available are purchases, exchanges or redemptions of shares by mail or telephone, automatic reinvestment of dividends and capital gains distributions, withdrawal plans, Letters of Intent, rights of accumulation and newsletters.


Additional Investments

     You may add to your account by sending a check (minimum of $50 for Class A shares and $500 for Class B and Class C shares) to PSC (account number and Class of shares should be clearly indicated). The bottom portion of a confirmation statement may be used as a remittance slip to make additional investments.

     Additions to your account, whether by check or through a Pioneer Investomatic Plan, are invested in full and fractional shares of the Fund at the applicable offering price in effect as of the close of regular trading on the Exchange on the day of receipt.

Automatic Investment Plans


     You may arrange for regular automatic investments of $50 or more through government/military allotments, payroll deduction or through a Pioneer Investomatic Plan. A Pioneer Investomatic Plan provides for a monthly or quarterly investment by means of a pre-authorized electronic funds transfer from your bank account. Pioneer Investomatic Plan investments are voluntary, and you may discontinue your Plan at any time or change your plan elections for the dollar amount, frequency or investment date by calling PSC at 1-800-225-6292, or by sending a written request to Pioneering Services Corporation, P.O. Box 9014, Boston, Massachusetts 02205-9014. You should allow up to five business days for PSC to make changes to an established plan. PSC acts as agent for the purchaser, the broker-dealer and PFD in maintaining these plans.


Financial Reports and Tax Information

     As a shareholder, you will receive financial reports at least semiannually. In January of each year, the Fund will mail you information about the tax status of dividends and distributions.

Distribution Options

     Dividends and capital gains distributions, if any, will automatically be invested in additional shares of the Fund, at the applicable net asset value per share, unless you indicate another option on the Account Application. Two other options available are (a) dividends in cash and capital gains distributions in additional shares; and (b) all dividends and capital gains distributions in cash. These two options are not available, however, for retirement plans or for an account with a net asset value of less than $500. Changes in your distribution options may be made by written request to PSC.

     If you elect to receive either dividends or capital gains or both in cash and a distribution check issued to you is returned by the U.S. Postal Service as not deliverable or a distribution check remains uncashed for six months or more, the amount of the check may be reinvested in your account. Such additional shares will be purchased at the then current net asset value. Furthermore, the distribution option on the account will automatically be changed to the reinvestment option until such time as you request a different option by writing to PSC.

Directed Dividends


     You may elect (in writing) to have the dividends paid by one Pioneer mutual fund account invested in a second Pioneer mutual fund account. The value of this second account must be at least $1,000 ($500 for Pioneer Fund or Pioneer II). Invested dividends may be in any amount, and there are no fees or charges for this service. Retirement plan shareholders may only direct dividends to accounts with identical registrations.


Direct Deposit

     If you have elected to take distributions, whether dividends or dividends and capital gains, in cash, or have established a Systematic Withdrawal Plan, you may choose to have those cash payments deposited directly into your savings, checking or NOW bank account. You may establish this service by completing the appropriate section on the Account Application when opening a new account or the Account Options Form for an existing account.

Voluntary Tax Withholding

     You may request (in writing) that PSC withhold 28% of the dividends and capital gains distributions paid from your account (before any reinvestment) and forward the amount withheld to the IRS as a credit against your federal income taxes. This option is not available for retirement plan accounts or for accounts subject to backup withholding.

Telephone Transactions and Related Liabilities

     Your account is automatically authorized to have telephone transaction privileges unless you indicate otherwise on your Account Application or by writing to PSC. You may purchase, sell or exchange Fund shares by telephone. See "How to Buy Fund Shares," "How to Sell Fund Shares" and "How to Exchange Fund Shares" for more information. For personal assistance, call 1-800-225-6292 between 8:00 a.m. and 9:00 p.m. Eastern Time on weekdays. Computer-assisted transactions may be available to shareholders who have pre-recorded certain bank information (see "FactFone(SM)"). You are strongly urged to consult with your financial representative prior to requesting any telephone transaction. To confirm that each transaction instruction received by telephone is genuine, PSC will record each telephone transaction, require the caller to provide the personal identification number ("PIN") for the account and send you a written confirmation of each telephone transaction. Different procedures may apply to accounts that are registered to non-U.S. citizens or that are held in the name of an institution or in the name of an investment broker-dealer or other third party. If reasonable procedures, such as those described above, are not followed, the Fund may be liable for any loss due to unauthorized or fraudulent instructions. The Fund may implement other procedures from time to time. In all other cases, neither the Fund, PSC nor PFD will be responsible for the authenticity of instructions received by telephone, therefore, you bear the risk of loss for unauthorized or fraudulent telephone transactions.

     During times of economic turmoil or market volatility or as a result of severe weather or a natural disaster, it may be difficult to contact the Fund by telephone to institute a redemption or exchange. You should communicate with the Fund in writing if you are unable to reach the Fund by telephone.

FactFone(SM)


     FactFone(SM) is an automated inquiry and telephone transaction system available to Pioneer mutual fund shareholders by dialing 1-800-225-4321. FactFone(SM) allows you to obtain current information on your Pioneer mutual fund accounts and to inquire about the prices and yields of all publicly available Pioneer mutual funds. In addition, you may use FactFone(SM) to make computer-assisted telephone purchases, exchanges and redemptions from your Pioneer mutual fund accounts if you have activated your PIN. Telephone purchases and redemptions require the establishment of a bank account of record. You are strongly urged to consult with your financial representative prior to requesting any telephone transaction. Shareholders whose accounts are registered in the name of a broker-dealer or other third party may not be able to use FactFone(SM). See "How to Buy Fund Shares," "How to Exchange Fund Shares," "How to Sell Fund Shares" and "Telephone Transactions and Related Liabilities." Call PSC for assistance.

Retirement Plans

     You should contact the Retirement Plans Department of PSC at 1-800-622-0176 for information relating to tax-deferred retirement plans for individuals, businesses, and tax-exempt organizations . The Pioneer Mutual Funds Account Application accompanying this Prospectus should not be used to establish any of these plans. Separate applications are required.


Telecommunications Device for the Deaf (TDD)
     If you have a hearing disability and access to TDD keyboard equipment, you can call our TDD number toll-free at 1-800-622-1997, weekdays from 8:30 a.m. to 5:30 p.m. Eastern Time to contact our telephone representatives with questions about your account.

Systematic Withdrawal Plans

     If your account has a total value of at least $10,000 you may establish a Systematic Withdrawal Plan ("SWP") providing for fixed payments at regular intervals. Withdrawals from Class B and Class C share accounts are limited to 10% of the value of the account at the time the SWP is implemented. See "Waiver or Reduction of Contingent Deferred Sales Charge" for more information. Periodic checks of $50 or more will be sent to you, or any person designated by you, monthly or quarterly, and your periodic redemptions of shares may be taxable to you. Payments can be made either by check or electronic transfer to a bank account designated by you. If you direct that withdrawal checks be paid to another person after you have opened your account, a signature guarantee must accompany your instructions. Purchases of Class A shares of the Fund at a time when you have a SWP in effect may result in the payment of unnecessary sales charges and may therefore be disadvantageous. You may obtain additional information by calling PSC at 1-800-225-6292 or by referring to the Statement of Additional Information.

Reinstatement Privilege (Class A Shares Only)

     If you redeem all or part of your Class A shares of the Fund, you may reinvest all or part of the redemption proceeds without a sales charge in Class A shares of the Fund if you send a written request to PSC not more than 90 days after your shares were redeemed. Your redemption proceeds will be reinvested at the next determined net asset value of the Class A shares of the Fund in effect immediately after receipt of the written request for reinstatement. You may realize a gain or loss for federal income tax purposes as a result of the redemption, and special tax rules may apply if a reinstatement occurs. In addition, if a redemption resulted in a loss and an investment is made in shares of the Fund within 30 days before or after the redemption, you may not be able to recognize the loss for federal income tax purposes. Subject to the provisions outlined under "How to Exchange Fund Shares" above, you may also reinvest in Class A shares of other Pioneer mutual funds; in this case you must meet the minimum investment requirements for each fund you enter.

     The 90-day reinstatement period may be extended by PFD for periods of up to one year for shareholders living in areas that have experienced a natural disaster, such as a flood, hurricane, tornado, or earthquake.

     The options and services available to shareholders, including the terms of the Exchange Privilege and the Pioneer Investomatic Plan, may be revised, suspended or terminated at any time by PFD or by the Fund. You may establish the services described in this section when you open your account. You may also establish or revise many of them on an existing account by completing an Account Options Form, which you may request by calling 1-800-225-6292.


XIII. THE FUND

     The Fund, an open-end, diversified management investment company (commonly referred to as a mutual fund), was established as a Nebraska corporation on January 16, 1968 and reorganized as a Delaware business trust on June 30, 1994. The Fund has authorized an unlimited number of shares of beneficial interest. As an open-end management investment company, the Fund continuously offers its shares to the public and under normal conditions must redeem its shares upon the demand of any shareholder at the then current net asset value per share. See "How to Sell Fund Shares." The Fund is not required, and does not intend, to hold annual shareholder meetings although special meetings may be called for the purpose of electing or removing Trustees, changing fundamental investment restrictions or approving a management contract.

     The Fund reserves the right to create and issue additional series of shares. The Trustees have the authority, without further shareholder approval, to classify and reclassify the shares of the Fund, or any new series, into one or more classes. As of the date of this Prospectus, the Trustees have authorized the issuance of three classes of shares, designated as Class A, Class B and Class C. The shares of each class represent an interest in the same portfolio of investments of the Fund. Each class has equal rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution and transfer agent fees and may bear other expenses properly attributable to the particular class. Class A, Class B and Class C shareholders have exclusive voting rights with respect to the Rule 12b-1 distribution plans adopted by holders of those shares in connection with the distribution of shares.

     In addition to the requirements under Delaware law, the Declaration of Trust provides that a shareholder of the Fund may bring a derivative action on behalf of the Fund only if the following conditions are met: (a) shareholders eligible to bring such derivative action under Delaware law who hold at least 10% of the outstanding shares of the Fund, or 10% of the outstanding shares of the series or class to which such action relates, shall join in the request for the Trustees to commence such action; and (b) the Trustees must be afforded a reasonable amount of time to consider such shareholder request and investigate the basis of such claim. The Trustees shall be entitled to retain counsel or other advisers in considering the merits of the request and shall require an undertaking by the shareholders making such request to reimburse the Fund for the expense of any such advisers in the event that the Trustees determine not to bring such action.

     When issued and paid for in accordance with the terms of the Prospectus and Statement of Additional Information, shares of the Fund are fully-paid and non-assessable. Shares will remain on deposit with the Fund's transfer agent and certificates will not normally be issued. The Fund reserves the right to charge a fee for the issuance of Class A share certificates; certificates will not be issued for Class B or Class C shares.


XIV. INVESTMENT RESULTS

     The average annual total return (for a designated period of time) on an investment in the Fund may be included in advertisements, and furnished to existing or prospective shareholders. The average annual total return for each Class is computed in accordance with the SEC's standardized formula. The calculation for all Classes assumes the reinvestment of all dividends and distributions at net asset value and does not reflect the impact of federal or state income taxes. In addition, for Class A shares the calculation assumes the deduction of the maximum sales charge of 5.75%; for Class B and Class C shares the calculation reflects the deduction of any applicable CDSC. The periods illustrated would normally include one, five and ten years (or since the commencement of the public offering of the shares of a Class, if shorter) through the most recent calendar quarter.

     One or more additional measures and assumptions, including but not limited to historical total returns; distribution returns; results of actual or hypothetical investments; changes in dividends, distributions or share values; or any graphic illustration of such data may also be used. These data may cover any period of the Fund's existence and may or may not include the impact of sales charges, taxes or other factors.

     Other investments or savings vehicles and/or unmanaged market indices, indicators of economic activity or averages of mutual fund results may be cited or compared with the investment results of the Fund. Rankings or listings by magazines, newspapers or independent statistical or rating services, such as Lipper Analytical Services, Inc., may also be referenced.

     The Fund's investment results will be calculated separately for each class of shares and will vary from time to time depending on market conditions, the composition of the Fund's portfolio, operating expenses of the Fund and expenses attributed to a specific class of Fund shares. All quoted investment results are historical and should not be considered representative of what an investment in the Fund may earn in any future period. For further information about the calculation methods and uses of the Fund's investment results, see the Statement of Additional Information.

Pioneer Growth
Shares
60 State Street
Boston, Massachusetts 02109

OFFICERS
JOHN F. COGAN, JR., Chairman and President
DAVID D. TRIPPLE, Executive Vice President
JEFFREY B. POPPENHAGEN, Vice President
WILLIAM H. KEOUGH, Treasurer
JOSEPH P. BARRI, Secretary

INVESTMENT ADVISER
PIONEERING MANAGEMENT CORPORATION

PRINCIPAL UNDERWRITER
PIONEER FUNDS DISTRIBUTOR, INC.

CUSTODIAN
BROWN BROTHERS HARRIMAN & CO.

INDEPENDENT PUBLIC ACCOUNTANTS
ARTHUR ANDERSEN LLP

LEGAL COUNSEL
HALE AND DORR LLP


0598-4604


(C)Pioneer Funds Distributor, Inc.

[Pioneer logo]

SHAREHOLDER SERVICES AND TRANSFER AGENT
PIONEERING SERVICES CORPORATION
60 State Street
Boston, Massachusetts 02109
Telephone: 1-800-225-6292

SERVICES INFORMATION

If you would like information on the following, please call . . .

Existing and new accounts, prospectuses,
 applications, service forms and
 telephone transactions......................... 1-800-225-6292
FactFone(SM)
 Automated fund yields, automated prices and
 account information............................ 1-800-225-4321
Retirement plans................................ 1-800-622-0176
Toll-free fax................................... 1-800-225-4240

Telecommunications Device for the Deaf (TDD).... 1-800-225-1997


Visit our website.....................www.pioneerfunds.com

                                                                  [Pioneer logo]
PIONEER
GROWTH
SHARES
CLASS Y SHARES
PROSPECTUS

MAY 1, 1998

      Pioneer Growth Shares (the "Fund") seeks appreciation of capital through investments in common stocks, together with preferred stocks, bonds and debentures which are convertible into common stocks.

      Fund returns and share prices fluctuate and the value of your account upon redemption may be more or less than your purchase price. Shares in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank or other depository institution, and the shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

      This Prospectus provides information about the Fund and its Class Y shares that you should know before investing. Please read and retain it for future reference. More information about the Fund is included in the Statement of Additional Information, dated May 1, 1998, as supplemented or revised from time to time, which is incorporated by reference into this Prospectus. A copy of the Statement of Additional Information may be obtained free of charge by calling Shareholder Services at 1-800-225-6292 or by written request to the Fund at 60 State Street, Boston, Massachusetts 02109. Other information about the Fund has been filed with the Securities and Exchange Commission (the "SEC") and is available upon request and without charge by calling 1-800-225-6292 or through the SEC's Internet web site (http://www.sec.gov).

          TABLE OF CONTENTS                                          PAGE
          --------------------------------------------------------   -----
I.        EXPENSE INFORMATION ....................................
II.       FINANCIAL HIGHLIGHTS ...................................
III.      INVESTMENT OBJECTIVES, POLICIES AND RISKS ..............
IV.       MANAGEMENT OF THE FUND .................................
V.        FUND SHARES.............................................
VI.       SHARE PRICE ............................................
VII.      PURCHASING CLASS Y SHARES...............................
VIII.     REDEEMING CLASS Y SHARES................................
IX.       EXCHANGING CLASS Y SHARES...............................
X.        DISTRIBUTION OF CLASS Y SHARES..........................
XI.       DIVIDENDS, DISTRIBUTIONS AND TAXATION ..................
XII.      SHAREHOLDER SERVICES ...................................
           Account and Confirmation Statements ...................
           Financial Reports and Tax Information .................
           Distribution Options ..................................
           Telephone Transactions ................................
           FactFone(SM) ..........................................
XIII.     THE FUND ...............................................
XIV.      INVESTMENT RESULTS .....................................


                             --------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

I. EXPENSE INFORMATION

      This table is designed to help investors understand the charges and expenses that an investor will bear directly or indirectly when investing in the Fund. Operating expenses for Class Y shares are based on expenses that would have been incurred for the fiscal year ended December 31, 1997 had such shares been outstanding for the entire fiscal year. +

Shareholder Transaction Expenses:........................... Class Y
  Maximum Initial Sales Charge on Purchases
   (as a percentage of offering price) .....................   None
  Maximum Sales Charge on
   Reinvestment of Dividends ...............................   None
  Maximum Deferred Sales Charge
   (as a percentage of original purchase price
    or redemption proceeds, as applicable)..................   None
  Redemption fee ...........................................   None
  Exchange fee .............................................   None

 Annual Operating Expenses
 (As a Percentage  of Average Net Assets):
  Management fee ...........................................   0.48%
Other Expenses (estimated) (including
  accounting and transfer agent fees, custodian fees and
   printing expenses).......................................   0.24%
                                                               ----
 Total Operating Expenses ..................................   0.72%
                                                               ====
---------
+ Class Y shares were first offered May 1, 1998.

   EXAMPLE:

      You would pay the following expenses on a $1,000 investment, assuming a 5% annual return, reinvestment of all dividends and distributions and that the percentage amounts listed under "Annual Operating Expenses" remain the same each year.

                                 1 Year     3 Years       5 Years    10 Years
                               ---------    ----------   ----------  ----------
Class Y Shares                    $7           $23         $40         $89

       THE EXAMPLE IS DESIGNED FOR INFORMATION PURPOSES ONLY, AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RETURN. ACTUAL FUND EXPENSES AND RETURN VARY FROM YEAR TO YEAR AND MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

      For further information regarding management fees and other expenses of the Fund, see "Management of the Fund" and "Distribution of Class Y Shares" in this Prospectus and "Management of the Fund" and "Underwriting Agreement and Distribution Plan" in the Statement of Additional Information.

  II. FINANCIAL HIGHLIGHTS

      Class Y shares are a new class of shares; financial highlights are not currently available for Class Y shares. Arthur Andersen LLP's report on the Fund's audited financial statements as of December 31, 1997 for Class A, Class B and Class C shares appears in the Fund's Annual Report which is incorporated by reference into the Statement of Additional Information. The Annual Report includes more information about the Fund's performance and is available free of charge by calling Shareholder Services at 1-888-XXX-XXXX.

III. INVESTMENT OBJECTIVE, POLICIES AND RISKS

      The investment objective of the Fund is to obtain appreciation of capital. The Fund invests in common stocks, together with preferred stocks, bonds and debentures which are convertible into common stocks. Current income will be incidental to the Fund's primary objective. In selecting securities for investment, Pioneering Management Corporation ("PMC"), the Fund's investment adviser, attempts to identify companies that have better-than-average earnings growth potential and those industries that stand to enjoy the greatest benefit from the predicted economic environment. The Fund seeks to purchase the securities of companies that are thought to be best situated in those industry groupings. The Fund invests in companies in a variety of industries in an attempt to reduce its overall exposure to investment and market risks.

      In pursuing its objective, the Fund purchases portfolio securities with the view of retaining them on a long-term basis. However, securities in the Fund's portfolio will be sold whenever PMC believes that it is necessary without regard to the length of time the particular security may have been held. This policy is subject to certain requirements for continuing the Fund's qualification as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). A high portfolio turnover rate (100% or more) involves greater expenses to the Fund and may increase the possibility of shareholders realizing taxable income and/or capital gains. See "Financial Highlights" for actual turnover rates.

      Part or all of the Fund's assets may be temporarily invested in securities of the United States ("U.S.") government, its agencies or instrumentalities, commercial paper, bank certificates of deposit and time deposits, bankers' acceptances, other fixed income securities and repurchase agreements with banks and broker-dealers with respect to any of the foregoing instruments. At times, PMC believes that such investments are desirable due to present or anticipated market or economic conditions which are affecting or could affect the values of the Fund's investments, as well as for liquidity purposes or as a temporary investment pending investment in equity and equity-related securities. The Fund may invest in lower rated or unrated securities. These securities involve greater risks of default and price fluctuations due to credit, economic, liquidity and market concerns.

      The Fund may invest in warrants as described in the Statement of Additional Information. Although the Fund does not have a formal percentage limitation on investments in warrants, it is not expected that PMC will invest more than 5% of the Fund's total assets in such securities. The Fund may also invest in investment companies limited to the extent permitted under the Investment Company Act of 1940, as amended (the "1940 Act").

RESTRICTED AND ILLIQUID SECURITIES

      The Fund may invest in restricted securities (i.e., securities that would be required to be registered prior to distribution to the public), including securities eligible for resale to "qualified institutional buyers" in accordance with Rule 144A under the Securities Act of 1933, as amended ("1933 Act"). In addition, the Fund will not invest more than 15% of its net assets in illiquid securities, which includes repurchase agreements maturing in more than seven days, securities that are not readily marketable and restricted securities sold and offered under Rule 144A that are illiquid either as a result of legal or contractual restrictions or the absence of a trading market.

      The Board of Trustees of the Fund may adopt guidelines and delegate to PMC the daily function of determining and monitoring the liquidity of restricted securities. The Board of Trustees, however, will retain sufficient oversight and be ultimately responsible for the determinations. Since it is not possible to predict with assurance exactly how the market for restricted securities eligible for resale pursuant to Rule 144A will continue to develop, the Board of Trustees will carefully monitor the Fund's investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in the Fund to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these restricted securities.

      The purchase price and subsequent valuation of restricted securities normally reflect a discount from the price at which such securities trade when they are not restricted to the extent that the restriction makes them less liquid. The amount of the discount from the prevailing market price is expected to vary depending upon the type of security, the character of the issuer, the party who will bear the expenses of registering the restricted securities and prevailing supply and demand conditions.

FOREIGN SECURITIES

      The Fund may invest up to 30% of its assets at the time of investment in listed and unlisted foreign securities. While such investments are intended to reduce risk by permitting greater diversification of the Fund's portfolio, investments in securities of foreign issuers entail certain risks not associated with investments in domestic issuers. Such risks include fluctuations in foreign currency exchange rates; possible expropriation or nationalization of foreign companies; imposition of exchange control regulations; currency blockage or dividends or interest withheld at the source; unfavorable price spreads on currency exchanges; higher transaction costs; less public information about issuers of securities; lack of uniform auditing, accounting and financial reporting standards; less governmental regulation of foreign stock exchanges and brokers; less liquidity and greater volatility of securities of foreign companies; or imposition of foreign taxes. Therefore, the Fund intends to invest primarily in the companies organized under the laws of those nations which are considered to have relatively stable and friendly governments, e.g., major industrialized nations such as the United Kingdom, France, Canada, Germany and Japan. In connection with its investments in foreign securities and in order to protect itself against uncertainty in future exchange rates, the Fund may engage in forward foreign currency exchange contracts. See the Statement of Additional Information.

LENDING OF PORTFOLIO SECURITIES

      The Fund may seek to increase its income by lending portfolio securities, provided that the value of the securities loaned would not exceed one-third of the value of the total assets of the Fund. Under present regulatory policies, such loans may be made to institutions, such as certain broker-dealers, and are required to be secured continuously by collateral in cash, cash equivalents, or U.S. government securities maintained on a current basis in an amount at least equal to the market value of the securities loaned. The Fund may experience loss or delay in the recovery of its securities if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund.

WHEN ISSUED SECURITIES

      The Fund may also purchase and sell securities on a "when issued" and "delayed delivery" basis. These transactions are subject to market fluctuation; the value at the time of delivery may be more or less than the purchase price. Since the Fund will rely on the buyer or seller, as the case may be, to consummate the transaction, failure by the other party to complete the transaction may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. No interest accrues to the Fund prior to delivery. When the Fund is the buyer in such a transaction it will maintain, in a segregated account with its custodian, cash, U.S. government securities, or high-grade, liquid debt obligations having an aggregate value equal to the amount of such purchase commitments until payment is made. The Fund will make commitments to purchase securities on such basis only with the intention of actually acquiring these securities, but the Fund may sell such securities prior to the settlement date if such sales are considered to be advisable. To the extent the Fund engages in "when issued" and "delayed delivery" transactions, it will do so for the purpose of acquiring securities for the Fund's portfolio consistent with the Fund's investment objective and policies and not for the purpose of investment leverage.

REPURCHASE AGREEMENTS

      A repurchase agreement is an instrument under which the purchaser acquires ownership of the obligation but the seller agrees, at the time of sale, to repurchase the obligation at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford an opportunity for the Fund to invest temporarily available cash. In the event of the insolvency of the seller, or an order to stay execution of an agreement by a court or regulatory authority, the Fund could incur costs before being able to sell the underlying obligations and the Fund's realization of the underlying obligations could be delayed or limited, which could adversely affect the price the Fund receives for such obligations. There is also a risk that the seller may fail to repurchase the underlying obligations in which case the Fund may incur possible disposition costs and a loss if the proceeds of the sale of such obligations to a third party are less than the repurchase price. To guard against these possibilities, PMC, under guidelines established by the Fund's Board of Trustees, will evaluate the creditworthiness of the seller. The Fund will enter into repurchase agreements only with those institutions that PMC believes present minimal credit risks and which furnish collateral at least equal in value or market price to the amount of the repurchase obligations. Repurchase agreements maturing in more than seven days are considered by the Fund to be illiquid.

RISK FACTORS

      Because prices of securities fluctuate from day to day, the value of an investment in the Fund will vary based upon the Fund's investment performance. The value of your shares in the Fund may, at any time, be higher or lower than your original cost. The Fund may invest in debt securities with varying maturities. In general, the longer the maturity of a security, the higher the yield and the greater the potential for price fluctuations. A decline in interest rates generally produces an increase in the value of debt securities in the Fund's portfolio, while an increase in interest rates usually reduces the value of these securities.

ADDITIONAL RESTRICTIONS

      In addition to the investment objective and policies discussed above, the Fund's investments are subject to other restrictions which are described in its Statement of Additional Information. Unless otherwise stated, the Fund's investment objective and restrictions are considered fundamental and cannot be changed without shareholder approval. Unless expressly designated as a fundamental policy, the Fund's investment policies may be changed without shareholder approval by the Board of Trustees of the Fund.

IV. MANAGEMENT OF THE FUND

      The Board of Trustees of the Fund has overall responsibility for management and supervision of the Fund. The Board meets at least quarterly. By virtue of the functions performed by PMC as the Fund's investment adviser, the Fund requires no employees other than its executive officers, all of whom receive their compensation from PMC or other sources. The Statement of Additional Information contains the name and general business and professional background information of each Trustee and executive officer of the Fund.

      Mr. David Tripple, President and Chief Investment Officer of PMC and Executive Vice President of each Pioneer mutual fund, has general responsibility for PMC's investment operations and chairs a committee of PMC's equity managers which reviews PMC's research and portfolio operations, including those of the Fund. Mr. Tripple joined PMC in 1974.

      Research and management of the Fund is the responsibility of a team of portfolio managers and analysts focusing on equity securities. Members of the team meet regularly to discuss holdings, prospective investments and portfolio composition.

      Day-to-day management of the Fund has been the responsibility of Mr. Jeffrey B. Poppenhagen, a Vice President of PMC and Vice President of the Fund, since February 1996. Mr. Poppenhagen joined PMC in 1996 and has 10 years of investment experience.

      The Fund is managed under a contract with PMC. PMC serves as investment adviser to the Fund and is responsible for the overall management of the Fund's business affairs, subject only to the authority of the Fund's Board of Trustees. PMC is a wholly owned subsidiary of The Pioneer Group, Inc. ("PGI"), a publicly traded Delaware corporation. Pioneer Funds Distributor, Inc. ("PFD"), an indirect wholly-owned subsidiary of PGI, is the principal underwriter of the Fund. Prior to December 1, 1993, FMC acted as investment adviser and principal underwriter to the Fund.

      In addition to the Fund, PMC also manages and serves as the investment adviser for other mutual funds and is an investment adviser to certain other institutional accounts. PMC's and PFD's executive offices are located at 60 State Street, Boston, Massachusetts 02109. In an effort to avoid conflicts of interest with the Fund, the Fund and PMC have adopted a Code of Ethics that is designed to maintain a high standard of personal conduct by directing that all personnel defer to the interests of the Fund and its shareholders in making personal securities transactions.

      Under the terms of its contract with the Fund, PMC provides the Fund with an investment program consistent with its investment objective and policies. PMC furnishes the Fund with office space, equipment and personnel for managing the affairs of the Fund. PMC also pays all expenses in connection with the management of the affairs of the Fund except (a) charges and expenses for fund accounting, pricing and appraisal services and related overhead, including, to the extent such services are performed by personnel of PMC or its affiliates, office space and facilities and personnel compensation, training and benefits;
(b) the charges and expenses of auditors; (c) the charges and expenses of any custodian, transfer agent, plan agent, dividend disbursing agent and registrar appointed by the Fund with respect to the Fund; (d) issue and transfer taxes chargeable to the Fund in connection with securities transactions to which the Fund is a party; (e) insurance premiums, interest charges, dues and fees for membership in trade associations and all taxes and corporate fees payable by the Fund to federal, state or other governmental agencies; (f) fees and expenses involved in registering and maintaining registrations of the Fund and/or its shares with the SEC, state securities agencies and foreign jurisdictions, including the preparation of prospectuses and statements of additional information for filing with such regulatory agencies; (g) all expenses of shareholders' and Trustees' meetings and of preparing, printing and distributing prospectuses, notices, proxy statements and all reports to shareholders and to governmental agencies; (h) charges and expenses of legal counsel to the Fund and the Trustees; (i) if applicable, distribution fees paid by the Fund to a Plan of Distribution in accordance with Rule 12b-1 promulgated by the SEC pursuant to the 1940 Act; (j) compensation of those Trustees of the Fund who are not affiliated with or interested persons of PMC, the Fund (other than as Trustees), PGI or PFD; (k) the cost of preparing and printing share certificates; and (l) interest on borrowed money, if any. In addition to the expenses described above, the Fund shall pay all brokers' and underwriting commissions chargeable to the Fund in connection with securities transactions to which the Fund is a party.

      Orders for the Fund's portfolio securities transactions are placed by PMC, which strives to obtain the best price and execution for each transaction. In circumstances where two or more broker-dealers are in a position to offer comparable prices and execution, consideration may be given to whether the broker-dealer provides investment research or brokerage services or sells shares of the Fund or other Pioneer mutual funds. See the Statement of Additional Information for a further description of PMC's brokerage allocation practices.

MANAGEMENT FEE

      As compensation for its management related services and certain expenses which PMC incurs on behalf of the Fund, the Fund pays PMC a management fee that is comprised of two components. The first component is a basic fee (the "Basic Fee") equal to 0.70% per annum of the Fund's average daily net assets up to $1 billion, 0.675% of the next $4 billion, 0.65% of the next $5 billion and 0.575% of the excess over $10 billion. The Basic Fee is computed daily and paid monthly. The second component is a performance fee adjustment.

COMPUTING THE PERFORMANCE FEE ADJUSTMENT

      The Basic Fee is subject to an upward or downward adjustment, depending on whether, and to what extent, the investment performance of the Class A shares of the Fund for the performance period exceeds, or is exceeded by, the record of the Lipper Growth Funds Index (the "Index") over the same period. This performance comparison is made at the end of each month. Each percentage point of difference (up to a maximum of -0.10 percentage points) is multiplied by a performance adjustment rate of 0.01%. An appropriate percentage of this rate (based on the number of days in the current month) is then applied to the Fund's average net assets over the entire performance period, giving the dollar amount that is added to (or subtracted from) the Basic Fee. The monthly performance adjustment is further adjusted to the extent necessary to insure that the total annual adjustment to the Basic Fee does not exceed -0.10% of the average daily net assets for that year.

      Because the adjustment to the Basic Fee is based on the comparative performance of the Fund's Class A shares and the record of the Index, the controlling factor is not whether the performance of the Fund's Class A shares is up or down, but whether it is up or down more or less than the record of the Index. Moreover, the comparative investment performance of the Fund's Class A shares is based solely on the relevant performance period without regard to the cumulative performance over a longer or shorter period of time.

      From time to time, the Trustees may determine that another securities index is a more appropriate benchmark than the Index for purposes of evaluating the performance of the Fund. In such event, a successor index may be substituted for the Index in prospectively calculating the performance based adjustment to the Base Fee. However, the Fund's performance relative to the Index will still be used in calculating the performance adjustment concerning portions of the performance period prior to the approval of the successor index. In addition, because of the possible future identification of a more appropriate class of Fund shares for comparison to the Index, the Trustees have reserved the ability to substitute the class of Fund shares designated for the performance comparison to the Index; provided, in such event the calculation of the performance adjustment for any portion of the performance period prior to the designation of a successor class would still be based upon the performance of the previously designated class of Fund shares.

PHASE-IN OF PERFORMANCE FEE ARRANGEMENTS

      The current management contract with PMC became effective May 1, 1998. As of May 1, 1998, the Fund began paying management fees at a rate equal to the Basic Fee. The performance adjustment will be phased-in as follows: (a) during the initial 12-month period, the Basic Fee will remain unadjusted, (b) during the following 24 months, the Fund's performance will be measured over an increasing period covering the current month and the prior months dating back to May 1, 1998, (c) beginning in the 36th month, the duration of the Fund's performance period will become fixed and (d) thereafter, the Fund's performance would be measured over a rolling 36 month period covering the current month and the prior 35 months (each a "Performance Period"). The Fund will pay management fees at a rate equal to the Basic Fee plus or minus the amount of the performance adjustment for the relevant Performance Period.

      The Basic Fee is computed daily, the performance fee adjustment is calculated once per month and the entire management fee is paid monthly.

      John F. Cogan, Jr., Chairman and President of the Fund, Chairman of PFD, President and a Director of PGI and Chairman and a Director of PMC, owned approximately 14% of the outstanding capital stock of PGI as of the date of this Prospectus.

V. FUND SHARES

      The Fund continuously offers four Classes of shares designated as Class A, Class B, Class C and Class Y shares. Class A, Class B and Class C shares are offered in a separate prospectus which may be obtained by contacting your sales representative or by calling PSC at 1-888-XXXX.

      Class Y shares are sold at net asset value, without either an initial sales charge or a contingent deferred sales charge. Class Y shares are not subject to any ongoing service fee or distribution fee and do not convert to any other class of shares. Class Y shares are described more fully in "Purchasing Class Y Shares" in this Prospectus.

      Investment dealers or their representatives may receive different compensation depending on which Class of shares they sell. Shares may be exchanged only for shares of the same Class of another Pioneer mutual fund and shares acquired in the exchange will continue to be subject to any CDSC applicable to the shares of the Fund originally purchased. Shares sold outside the U.S. to persons who are not U.S. citizens may be subject to different sales charges, CDSCs and dealer compensation arrangements in accourdance with local laws and business practices.

VI. SHARE PRICE

      Class Y shares of the Fund are sold at the net asset value per share. The net asset value per share of each Class of the Fund is determined by dividing the value of its assets, less liabilities attributable to that Class, by the number of shares of that Class outstanding. The net asset value is computed once daily, on each day the New York Stock Exchange (the "Exchange") is open, as of the close of regular trading on the Exchange. The net asset value per share of Class Y shares will generally be higher than the net asset value per share of the Fund's other three classes of shares because Class Y shares are not subject to any ongoing distribution fee, and certain other expenses are expected to be lower.

      Securities are valued at the last sale price on the principal exchange or market where they are traded. Securities which have not traded on the date of valuation or securities for which sales prices are not generally reported are valued at the mean between the current bid and asked prices. Securities quoted in foreign currencies are converted to U.S. dollars utilizing foreign exchange rates employed by the Fund's independent pricing services. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the Exchange. Occasionally, events which affect the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the Exchange and will therefore not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities are valued at their fair value as determined in good faith by the Trustees. All assets of the Fund for which there is no other readily available valuation method are valued at their fair value as determined in good faith by the Trustees.

VII. PURCHASING  CLASS Y SHARES

      To open an account for an individual or other non-institutional investor, a completed Account Application must be received by Pioneering Service Corporation ("PSC") by mail or by fax prior to the purchase of Class Y shares. All other investors should call PSC at 1-888-294-4480 to obtain an account set-up kit and to obtain an account number. A bank wire address of record (your predesignated bank account") must be provided to PSC at the time an account is established.

      The minimum initial investment for Class Y shares is $5 million which may be invested in one or more of the Pioneer mutual funds that currently offer Class Y shares. There is no minimum additional investment amount. Class Y shares will be purchased at the net asset value per share next computed after receipt of a purchase order without the imposition of an initial sales charge and are not subject to a contingent deferred sales charge. All purchases must be made in U.S. dollars.

      The $5 million minimum investment requirement will be waived if:

(i) a trust company or bank trust department is initially investing at least $1 million in any of the Pioneer mutual funds and, at the time of the purchase, such assets are held in a fiduciary, advisory, custodial or similar capacity over which the trust company or bank trust department has full or shared investment discretion; or

(ii) the investment is made by an employer sponsored retirement plan that meets the requirements of Section 401, 403 or 457 of the Code, provided that the number of employees covered by the plan is 5,000 or more or the plan has assets of $25 million or more; or

(iii) the investment is at least $1 million and the purchaser is an insurance company separate account; or

(iv) the investment is made by an employer sponsored retirement plan established for the benefit of (1) employees of PGI or employees of PGI's affiliates or (2) employees of broker-dealers who have a Class Y shares sales agreement with PFD.

PAYMENT BY WIRE. Funds may be wired in payment of a request to purchase Class Y shares provided that such funds are wired to a Class Y shares account. See above for information on establishing an account. To wire funds in payment of a request to purchase Class Y shares instruct your bank to wire funds to:

Receiving Bank             State Street Bank and Trust Company
Address                    225 Franklin Street
                           Boston, MA 02101
                           ABA Routing No.   011000028
For further credit to:     Shareholder Name
                           Existing Pioneer Account No.
                           Pioneer Real Estate Shares

      A request to purchase shares must be received by PSC or by your broker-dealer by the close of regular trading of the Exchange (currently 4:00 p.m. Eastern time) in order to purchase shares at the price determined on that day. Funds wired in payment of such requests must be received by State Street Bank and Trust Company by 11:00 a.m. Eastern time on the next business day following receipt of the request to purchase shares. IF WIRED FUNDS ARE NOT RECEIVED BY PSC BY 11:00 A.M. OF THE NEXT BUSINESS DAY FOLLOWING RECEIPT OF THE REQUEST TO PURCHASE SHARES, THE TRANSACTION WILL BE CANCELED AT THE EXPENSE AND RISK OF THE PURCHASER. Wire transfers normally take two or more hours to complete and a fee may be charged by the sending bank. Wire transfers may be restricted on holidays and at certain other times. Questions on wire transfers should be directed to PSC or your broker-dealer.

      BY MAIL. Purchases of Class Y shares may always be made by mail. For accounts registered to individuals or non-institutional investors, make your check payable to Pioneer Real Estate Shares and mail a completed Account Application to PSC at: P.O. Box 9150, Boston, Massachusetts 02205-8573. For accounts registered to institutions, completed account set-up kit materials must be sent to PSC with payment. Checks written on non-U.S. banks will delay purchases until U.S. funds are received and a collection charge may be imposed.

      BROKER-DEALERS. An order for Class Y shares received by a broker-dealer prior to the close of regular trading on the Exchange is confirmed at the price for Class Y shares as determined at the close of regular trading on the Exchange on the day the order is received, provided the order is received by PFD from the broker-dealer prior to PFD's close of business (usually, 5:30 p.m. Eastern time), except as described above for wire transfers. It is the responsibility of broker-dealers to transmit orders so that they will be received by PFD prior to its close of business.

      GENERAL. The Fund reserves the right in its sole discretion to withdraw all or any part of the offering of shares when, in the judgment of the Fund's management, such withdrawal is in the best interest of the Fund. An order to purchase shares is not binding on, and may be rejected by, PFD until it has been confirmed in writing by PFD and payment has been received.


VIII.  REDEEMING  CLASS Y SHARES

      Class Y shares will be redeemed at the share price next calculated after a redemption request is received in good order as described below. Redemption proceeds generally will be sent to the registered owner by check or by wire transfer, normally within seven days after the request is received in good order. The Fund reserves the right to withhold payment of the redemption proceeds until checks or wire transfers received by the Fund in payment for the shares being sold have cleared, which may take up to 15 calendar days from the purchase date.

      IN WRITING. Class Y shares may be redeemed by delivering a written request, signed by all registered owners, in good order to PSC. A written request, including a signature guarantee, must be used to redeem Class Y shares if any of the following applies:

o the requested redemption is for over $100,000 and there is no record of a predesignated bank account,
o the requested redemption is for over $100,000 and the account registration or address of record has changed within the last 30 days,
o     the requested redemption is for over $5 million,
o     the check for the amount of the redemption proceeds is not being mailed to
o the address of record, the check for the amount of the redemption proceeds is not being made payable to the account's record owners, or
o the redemption proceeds are being transferred to a Pioneer mutual fund account with a different registration.

       Include in the request the account's registration name, the Fund's name, the Fund account number, the Class of shares to be redeemed, the dollar amount or number of shares to be redeemed, and any other applicable requirements as described below. Redemption requests for accounts registered in the name of a corporation or other fiduciary must name an authorized person and must be accompanied by a certified copy of a current corporate resolution, certificate of incumbency or similar legal document showing that the named individual is authorized to act on behalf of the record owner. Unless instructed otherwise, PSC will send the proceeds of the redemption by check to the address of record. For more information, contact PSC at 1-800-888-294-4480.

      Written requests will not be processed until they are received in good order by PSC. Good order means that there are no outstanding claims or requests to hold redemptions on the account, any share certificates are endorsed by the record owner(s) exactly as the shares are registered and the signature(s) on the share certificate are guaranteed by an eligible guarantor. A bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency or savings association will generally be able to provide a signature guarantee. A notary public cannot provide a signature guarantee. Signature guarantees are not accepted by facsimile ("fax"). For additional information about the necessary documentation for redemption by mail, please contact PSC at 1-888-294-4480.

      A signature guarantee must also accompany any request to change your predesignated bank account information.

      BY TELEPHONE OR FAX. Class Y share accounts are automatically authorized to have the telephone redemption privilege unless indicated otherwise on the Account Application or by writing to PSC. Proper account identification will be required for each telephone redemption. A maximum of $5 million per account per day may be redeemed by telephone or fax if PSC has a predesignated bank account number on record. If there is no predesignated bank account number on file, a maximum of $100,000 may be redeemed by telephone or fax. The proceeds of a telephone or fax redemption may be received by bank wire, electronic funds transfer or by check. Proceeds of a telephone or fax request will normally be mailed or transmitted the next business day.

      To  redeem  by   telephone,   see   "Shareholder   Services  -   Telephone
Transactions" for more information.

      To redeem by fax, send your redemption request to 1-888-294-4485.

      To receive the proceeds by bank wire: the proceeds must be sent to the bank wire address of record which must have been properly predesignated either on your Account Application or on an Account Options Form and which must not have changed in the last 30 days.

      To receive the proceeds by check: the check must be made payable exactly as the account is registered and the check must be sent to the address of record which must not have changed in the last 30 days.

      You may always elect to deliver redemption instructions to PSC by mail.

      REDEEMING SHARES THROUGH A BROKER-DEALER. The Fund has authorized PFD to act as its agent in the repurchase of shares of the Fund from qualified broker-dealers and reserves the right to terminate this procedure at any time. Broker-dealers must receive redemption requests prior to the close of business of the Exchange and must transmit each redemption request to PFD before PFD's close of business to receive that day's redemption price. Broker-dealers are responsible for providing all necessary documentation to PFD and may charge for their services.

      GENERAL. Redemptions may be suspended or payment postponed during any period in which any of the following conditions exist: the Exchange is closed or trading on the Exchange is restricted; an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund to fairly determine the value of the net assets of its portfolio; or the SEC, by order, so permits.

      Redemptions and repurchases are taxable transactions to shareholders unless the account qualifies as tax-exempt. The net asset value per share received upon redemption or repurchase may be more or less than the cost of shares to an investor, depending on the market value of the portfolio at the time of redemption or repurchase.

      BY MAIL. Purchases of Class Y shares may always be made by mail. Make your check payable to Pioneer Real Estate Shares and mail a completed Account Application to PSC at: P.O. Box 9150, Boston, Massachusetts 02205-8573. Checks written on non-U.S. banks will delay purchases until U.S. funds are received and a collection charge may be imposed.

IX. EXCHANGING CLASS Y SHARES

      Exchanges of Class Y shares must be at least $1,000. You may exchange your investment from one Class of Fund shares at net asset value, without a sales charge, for shares of the same Class of any other Pioneer mutual fund. Not all Pioneer mutual funds offer Class Y shares. A new Pioneer mutual fund account opened through an exchange must have a registration identical to that on the original account.

      PSC will process exchanges only after receiving an exchange request in good order. Exchange requests received by PSC before the close of the Exchange, generally 4:00 p.m. Eastern time, will be effective on that day if the requirements above have been met, otherwise, they will be effective on the next business day. There are currently no fees or sales charges imposed at the time of an exchange. An exchange of shares may be made only in states where legally permitted. For federal and (generally) state income tax purposes, an exchange is considered to be a sale of the shares of the Fund exchanged and a purchase of shares in another Pioneer mutual fund. Therefore, an exchange could result in a gain or loss on the shares sold, depending on the tax basis of these shares and the timing of the transaction, and special tax rules may apply.

      You should consider the differences in objectives and policies of the Pioneer mutual funds, as described in each fund's current prospectus, before making any exchange. For the protection of the Fund's performance and shareholders, the Fund and PFD reserve the right to refuse any exchange request or restrict, at any time without notice, the number and/or frequency of exchanges to prevent abuses of the exchange privilege. Such abuses may arise from frequent trading in response to short-term market fluctuations, a pattern of trading by an individual or group that appears to be an attempt to "time the market," or any other exchange request which, in the view of management, will have a detrimental effect on the Fund's portfolio management strategy or its operations. In addition, the Fund and PFD reserve the right to charge a fee for exchanges or to modify, limit, suspend or discontinue the exchange privilege with notice to shareholders as required by law.

      TELEPHONE AND FAX EXCHANGES. Class Y share accounts are automatically authorized to have the telephone exchange privilege unless indicated otherwise on the Account Application or by writing to PSC. Proper account identification will be required for each telephone exchange. Telephone exchanges or fax exchanges of Class Y shares may not exceed $5 million per account per day. Each telephone exchange request will be recorded. See "Telephone Transactions" below.

      WRITTEN EXCHANGES. Class Y shares may be exchanged by sending a letter of instruction to PSC. Include in your letter the record name on the account, the name of the Pioneer mutual fund out of which to exchange and the name of the Pioneer mutual fund into which to exchange, the fund account number(s), the Class of shares to be exchanged and the dollar amount or number of shares to be exchanged. Written exchange requests must be signed by all record owner(s) exactly as the shares are registered. Written documentation may be required for accounts registered in the name of a corporation or fiduciary.

  X. DISTRIBUTION OF FUND SHARES

      PFD incurs the expenses of distributing the Fund's Class Y shares, none of which is reimbursed or paid for by the Fund. These expenses include fees paid to, or on account of, broker-dealers and other qualifying institutions which have sales agreements with PFD, advertising expenses, the cost of printing and mailing prospectuses to potential investors and other direct and indirect expenses associated with the sale of Fund's Class Y shares.

      PFD or its affiliates may make payments out of its own resources to dealers and other persons who distribute shares of the Fund, including Class Y shares. Such payments may be calculated by reference to the net asset value of shares sold by such person or otherwise. Dealers and other persons may from time to time be required to meet certain criteria in order to receive such payments. Banks are currently prohibited under the Glass-Steagall Act from providing certain underwriting or distribution services. If a bank was prohibited from acting in any capacity or providing any of the described services, management would consider what action, if any, would be appropriate.

      The Fund has adopted a Plan of Distribution for each Class of shares, other than Class Y shares, in accordance with Rule 12b-1 under the 1940 Act pursuant to which certain distribution fees are paid to PFD. For more
information,   see   "Distribution   Plans"  in  the   Statement  of  Additional
Information.

XI. DIVIDENDS, DISTRIBUTIONS AND TAXATION

      The Fund has elected to be treated, has qualified, and intends to qualify each year as a "regulated investment company" under Subchapter M of the Code, so that it will not pay federal income tax on income and capital gains distributed to shareholders as required under the Code.

      Under the Code, the Fund will be subject to a nondeductible 4% federal excise tax on a portion of its undistributed ordinary income and capital gains if it fails to meet certain distribution requirements with respect to each calendar year. The Fund intends to make distributions in a timely manner and accordingly does not expect to be subject to the excise tax.

      The Fund's policy is to pay to shareholders dividends from net investment income, if any, and to make distributions from net long-term capital gains, if any, usually in December. Distributions from net short-term capital gains, if any, may be paid with such dividends; dividends from income and/or capital gains may also be paid at such other times as may be necessary for the Fund to avoid federal income or excise tax. Generally, dividends from the Fund's net investment income, market discount income, net short-term capital gains, and certain net foreign exchange gains are taxable under the Code as ordinary income, and dividends from the Fund's net long-term capital gains are taxable as long-term capital gains. The Fund's distributions of long-term capital gains to individuals or other noncorporate taxpayers are subject to different maximum tax rates (which will be indicated in the annual tax information the Fund provides to shareholders), depending generally upon the sources of, and the Fund's holding periods for the assets that produce, the gains.

      Unless shareholders specify otherwise, all distributions will be automatically reinvested in additional full and fractional shares of the Fund. For federal income tax purposes, all dividends are taxable as described above whether a shareholder takes them in cash or reinvests them in additional shares of the Fund. Information as to the federal tax status of dividends and distributions will be provided to shareholders annually. For further information on the distribution options available to shareholders, see "Distribution Options" and "Directed Dividends" below.

      Distributions by the Fund of the dividend income it receives from U.S. domestic corporations, if any, may qualify for the dividends-received deduction for corporate shareholders, subject to holding-period requirements and debt-financing restrictions under the Code.

      The Fund may be subject to foreign withholding taxes or other foreign taxes on income (possibly including, in some cases, capital gains) from certain of its foreign investments, which will reduce the yield on or return from those investments. If, as anticipated, the Fund does not qualify to pass such taxes through to its shareholders, they will neither treat such taxes as additional income nor be entitled to any associated foreign tax credits or deductions.

      Dividends and other distributions and the proceeds of redemptions, exchanges or repurchases of Fund shares paid to individuals and other non-exempt payees will be subject to 31% backup withholding of federal income tax if the Fund is not provided with the shareholder's correct taxpayer identification number and certification that the number is correct and that the shareholder is not subject to backup withholding or if the Fund receives notice from the IRS or a broker that such withholding applies. Please refer to the Account Application for additional information.

      The description above relates only to U.S. federal income tax consequences for shareholders who are U.S. persons, i.e., U.S. citizens or residents or U.S. corporations, partnerships, trusts or estates and who are subject to U.S. federal income tax. Non-U.S. shareholders and tax-exempt shareholders are subject to different tax treatment that is not described above. Shareholders should consult their own tax advisors regarding state, local and other applicable tax laws, including the effect of recent federal tax legislation, in their particular circumstances.

XII. SHAREHOLDER SERVICES

      PSC is the shareholder services and transfer agent for shares of the Fund. PSC, a Massachusetts corporation, is a wholly-owned subsidiary of PGI. PSC's offices are located at 60 State Street, Boston, Massachusetts 02109, and inquiries to PSC should be mailed to Shareholder Services, Pioneering Services Corporation, P.O. Box 9014, Boston, Massachusetts 02205-9014. Brown Brothers Harriman & Co. (the "Custodian") serves as custodian of the Fund's portfolio securities and other assets. The principal business address of the mutual fund division of the Custodian is 40 Water Street, Boston, Massachusetts 02109.

ACCOUNT AND CONFIRMATION STATEMENTS

      PSC maintains an account for each shareholder and all transactions of the shareholder are recorded in this account. Confirmation statements showing the details of transactions are sent to shareholders as transactions occur.

FINANCIAL REPORTS AND TAX INFORMATION

      As  a   shareholder,   you  will  receive   financial   reports  at  least
semiannually. In January of each year, the Fund will mail you information about the tax status of dividends and distributions.

DISTRIBUTION OPTIONS

      Dividends and capital gains distributions, if any, will automatically be invested in additional shares of the Fund, at the applicable net asset value per share, unless you indicate another option on the Account Application. Two other options available are (a) dividends in cash and capital gains distributions in additional shares; and (b) all dividends and capital gains distributions in cash. These two options are not available, however, for retirement plans or for an account with a net asset value of less than $500. Changes in your distribution options may be made by written request to PSC.

      If you elect to receive either dividends or capital gains or both in cash and a distribution check issued to you is returned by the U.S. Postal Service as not deliverable or a distribution check remains uncashed for six months or more, the amount of the check may be reinvested in your account. Such additional shares will be purchased at the then current net asset value. Furthermore, the distribution option on the account will automatically be changed to the reinvestment option until such time as you request a different option by writing to PSC.

TELEPHONE TRANSACTIONS

      Class Y accounts are automatically authorized to have telephone transaction privileges as described above. To redeem or exchange Class Y shares by telephone, call 1-888-294-4480 between the hours of 9:00 a.m. and 6:00 p.m. Eastern time on weekdays. See "Selling Class Y Shares" and "Exchanging Class Y Shares" for more information.

       To confirm that each transaction instruction received by telephone is genuine, the Fund will record each telephone transaction, require the caller to provide the personal identification number ("PIN") for the account and send you a written confirmation of each telephone transaction. Different procedures may apply to accounts that are registered to non-U.S. citizens or that are held in the name of an institution or in the name of an investment broker-dealer or other third-party. If reasonable procedures, such as those described above, are not followed, the Fund may be liable for any loss due to unauthorized or fraudulent instructions. In all other cases, neither the Fund, PSC nor PFD will be responsible for the authenticity of instructions received by telephone, therefore, you bear the risk of loss for unauthorized or fraudulent telephone transactions. The Fund may implement other procedures from time to time.

       During times of economic turmoil or market volatility or as a result of severe weather or a natural disaster, it may be difficult to contact the Fund by telephone to institute a redemption or exchange. You should communicate with the Fund in writing if you are unable to reach the Fund by telephone.

FACTFONE(SM)

      FactFone(SM) is an automated inquiry and telephone transaction system available to Pioneer mutual fund shareholders by dialing 1-800-225-4321. FactFone(SM) allows you to obtain current information on Pioneer mutual fund accounts and to inquire about the prices and yields of all publicly available Pioneer mutual funds. Computer assisted telephone purchases, exchanges and redemptions of Class Y shares are not currently available through FactFone(SM).

XIII. THE FUND

      The Fund, an open-end, diversified management investment company (commonly referred to as a mutual fund), was established as a Nebraska corporation on January 16, 1968 and reorganized as a Delaware business trust on June 30, 1994. The Fund has authorized an unlimited number of shares of beneficial interest. As an open-end management investment company, the Fund continuously offers its shares to the public and under normal conditions must redeem its shares upon the demand of any shareholder at the then current net asset value per share. See "How to Sell Fund Shares." The Fund is not required, and does not intend, to hold annual shareholder meetings although special meetings may be called for the purpose of electing or removing Trustees, changing fundamental investment restrictions or approving a management contract.

      The Fund reserves the right to create and issue additional series of shares. The Trustees have the authority, without further shareholder approval, to classify and reclassify the shares of the Fund, or any new series, into one or more classes. As of the date of this Prospectus, the Trustees have authorized the issuance of four classes of shares, designated as Class A, Class B, Class C and Class Y. The shares of each class represent an interest in the same portfolio of investments of the Fund. Each class has equal rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution and transfer agent fees and may bear other expenses properly attributable to the particular class. Class A, Class B and Class C shareholders have exclusive voting rights with respect to the Rule 12b-1 distribution plans adopted by holders of those shares in connection with the distribution of shares.

      In addition to the requirements under Delaware law, the Declaration of Trust provides that a shareholder of the Fund may bring a derivative action on behalf of the Fund only if the following conditions are met: (a) shareholders eligible to bring such derivative action under Delaware law who hold at least 10% of the outstanding shares of the Fund, or 10% of the outstanding shares of the series or class to which such action relates, shall join in the request for the Trustees to commence such action; and (b) the Trustees must be afforded a reasonable amount of time to consider such shareholder request and investigate the basis of such claim. The Trustees shall be entitled to retain counsel or other advisers in considering the merits of the request and shall require an undertaking by the shareholders making such request to reimburse the Fund for the expense of any such advisers in the event that the Trustees determine not to bring such action.

      When issued and paid for in accordance with the terms of the Prospectus and Statement of Additional Information, shares of the Fund are fully-paid and non-assessable. Shares will remain on deposit with the Fund's transfer agent and certificates will not normally be issued. The Fund reserves the right to charge a fee for the issuance of Class A share certificates; certificates will not be issued for Class B or Class C shares.

XIV. INVESTMENT RESULTS

      The average annual total return (for a designated period of time) on an investment in the Fund may be included in advertisements, and furnished to existing or prospective shareholders. The average annual total return for each Class is computed in accordance with the SEC's standardized formula. The calculation for all Classes assumes the reinvestment of all dividends and distributions at net asset value and does not reflect the impact of federal or state income taxes. In addition, for Class A shares the calculation assumes the deduction of the maximum sales charge of 5.75%; for Class B and Class C shares the calculation reflects the deduction of any applicable CDSC. The periods illustrated would normally include one, five and ten years (or since the commencement of the public offering of the shares of a Class, if shorter) through the most recent calendar quarter.

      One or more additional measures and assumptions, including but not limited to historical total returns; distribution returns; results of actual or hypothetical investments; changes in dividends, distributions or share values; or any graphic illustration of such data may also be used. These data may cover any period of the Fund's existence and may or may not include the impact of sales charges, taxes or other factors.

      Other investments or savings vehicles and/or unmanaged market indices, indicators of economic activity or averages of mutual fund results may be cited or compared with the investment results of the Fund. Rankings or listings by magazines, newspapers or independent statistical or rating services, such as Lipper Analytical Services, Inc., may also be referenced.

      The Fund's investment results will be calculated separately for each class of shares and will vary from time to time depending on market conditions, the composition of the Fund's portfolio, operating expenses of the Fund and expenses attributed to a specific class of Fund shares. All quoted investment results are historical and should not be considered representative of what an investment in the Fund may earn in any future period. For further information about the calculation methods and uses of the Fund's investment results, see the Statement of Additional Information.

                          THE PIONEER FAMILY OF MUTUAL FUNDS

                          Growth Funds

                          Global/International

                             Pioneer Emerging Markets Fund
                             Pioneer Europe Fund
                             Pioneer Gold Shares
                             Pioneer India Fund
                             Pioneer International Growth Fund
                             Pioneer World Equity Fund

                          United States

                             Pioneer Capital Growth Fund
                             Pioneer Growth Shares
                             Pioneer Micro-Cap Fund*
                             Pioneer Mid-Cap Fund
                             Pioneer Small Company Fund

                          Growth and Income Funds

                             Pioneer Balanced Fund
                             Pioneer Equity-Income Fund
                             Pioneer Fund
                             Pioneer Real Estate Shares
                             Pioneer II

                          Income Funds

                          Taxable

                             Pioneer America Income Trust
                             Pioneer Bond Fund
                             Pioneer Short-Term Income Trust*

                          Tax-Exempt

                             Pioneer Intermediate Tax-Free Fund**
                             Pioneer Tax-Free Income Fund**

                          Money Market Fund

                             Pioneer Cash Reserves Fund

                          * Offers Class A and B Shares only
                          **Not suitable for retirement accounts

Pioneer Growth
Shares
60 State Street
Boston, Massachusetts 02109

OFFICERS
JOHN F. COGAN, JR., Chairman and President
DAVID D. TRIPPLE, Executive Vice President
JEFFREY B. POPPENHAGEN, Vice President
WILLIAM H. KEOUGH, Treasurer
JOSEPH P. BARRI, Secretary

INVESTMENT ADVISER
PIONEERING MANAGEMENT CORPORATION

PRINCIPAL UNDERWRITER
PIONEER FUNDS DISTRIBUTOR, INC.

CUSTODIAN
BROWN BROTHERS HARRIMAN & CO.

INDEPENDENT PUBLIC ACCOUNTANTS
ARTHUR ANDERSEN LLP

LEGAL COUNSEL
HALE AND DORR LLP

(C)Pioneer Funds Distributor, Inc.

[Pioneer logo]

SHAREHOLDER SERVICES AND TRANSFER AGENT
PIONEERING SERVICES CORPORATION
60 State Street
Boston, Massachusetts 02109
Telephone: 1-800-225-6292

SERVICES INFORMATION

If you would like information on the following, please call . . .

Existing and new accounts, prospectuses,
 applications, service forms and
 telephone transactions......................... 1-888-XXX-XXXX
FactFone(SM)
 Automated fund yields, automated prices and
 account information............................ 1-800-225-4321
Toll-free fax................................... 1-888-XXX-XXXX
Visit our website.....................www.pioneerfunds.com

                       STATEMENT OF ADDITIONAL INFORMATION

                              PIONEER GROWTH SHARES
                                 60 State Street
                           Boston, Massachusetts 02109

                  Class A, Class B, Class C and Class Y Shares

                                   May 1, 1998


This Statement of Additional Information is not a Prospectus, but should be read in conjunction with the Class A, Class B and Class C Prospectus and the Class Y Prospectus (each, a "Prospectus" and together, the "Prospectuses") dated May 1, 1998, as amended and/or supplemented from time to time, of Pioneer Growth Shares (the "Fund"). A copy of each Prospectus can be obtained free of charge by calling Shareholder Services at 1-800-225-6292 or by written request to the Fund at 60 State Street, Boston, Massachusetts 02109. The most recent Annual Report to Shareholders is attached to this Statement of Additional Information and is hereby incorporated by reference.



                                TABLE OF CONTENTS
                                                                      Page


 1.      Investment Objective and Policies.....................         2
 2.      Investment Restrictions...............................         5
 3.      Management of the Fund................................         7
 4.      Investment Adviser....................................        13
 5.      Underwriting Agreement and Distribution Plans.........        16
 6.      Shareholder Servicing/Transfer Agent..................        19
 7.      Custodian.............................................        19
 8.      Principal Underwriter.................................        21
 9.      Independent Public Accountant.........................        21
10.      Portfolio Transactions................................        21
11.      Dividends and Tax Status..............................        21
12.      Shares of the Fund....................................        26
13.      Determination of Net Asset Value......................        27
14.      Systematic Withdrawal Plan............................        28
15.      Letter of Intent......................................        28
16.      Investment Results....................................        29
17.      General Information...................................        31
18.      Financial Statements..................................        31
         Appendix A - -Description of Bond Ratings.............        36
         Appendix B - -Performance Statistics..................        40
         Appendix C - -Other Pioneer Information...............        54


THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

1.       INVESTMENT OBJECTIVE AND POLICIES


         See "Investment Objective and Policies" in the Prospectuses for more information concerning the investment objective and policies of the Fund.


Restricted and Illiquid Securities

         With respect to liquidity determinations generally, the Board of Trustees has the ultimate responsibility for determining whether specific securities, including Rule 144A securities, are liquid or illiquid. The Board has delegated the function of making day to day determinations of liquidity to Pioneering Management Corporation ("PMC"), pursuant to guidelines reviewed by the Trustees. PMC takes into account a number of factors in reaching liquidity decisions. These factors may include but are not limited to: (i) the frequency of trading in the security; (ii) the number of dealers who make quotes in the securities; (iii) the number of dealers who have undertaken to make a market in the security; (iv) the number of potential purchasers; and (v) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how offers are solicited and the mechanics of transfer). PMC will monitor the liquidity of securities in the Fund's portfolio and report periodically on such decisions to the Trustees.

         Since it is not possible to predict with assurance exactly how the market for restricted securities sold and offered under Rule 144A will develop, the Board will carefully monitor the Fund's investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in the Fund to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities.

Lower Quality Debt Obligations

         The Fund may invest up to 5% of its net assets in debt securities which are rated in the lowest rating categories by Standard & Poor's Ratings Group ("Standard & Poor's") or by Moody's Investors Service, Inc. ("Moody's") (i.e., ratings of BB or lower by Standard & Poor's or Ba or lower by Moody's) or, if unrated by such rating organizations, determined to be of comparable quality by PMC. In addition, the Fund may invest in medium quality debt securities (i.e., securities rated BBB by Standard & Poor's or Baa by Moody's, or unrated securities determined by PMC to be of comparable quality).

         Bonds rated BB or Ba or below or comparable unrated securities are commonly referred to as "junk bonds" and are considered speculative and may be questionable as to principal and interest payments. In some cases, such bonds may be highly speculative, have poor prospects for reaching investment standing and be in default. As a result, investment in such bonds will entail greater speculative risks than those associated with investment in investment grade bonds (i.e., bonds rated BBB or better by Standard & Poor's or Baa or better by Moody's or, if unrated by such rating organizations, determined to be of comparable quality by PMC).

         The amount of junk bond  securities  outstanding  has  proliferated  in conjunction with the increase in merger and acquisition and leveraged buyout activity. An economic downturn could severely affect the ability of highly leveraged issuers to service their debt obligations or to repay their obligations upon maturity. Factors having an adverse impact on the market value of lower quality securities will have an adverse effect on the Fund's net asset value to the extent that it invests in such securities. In addition, the Fund may incur additional expenses to the extent it is required to seek recovery upon a default in payment of principal or interest on its portfolio holdings.

         The secondary market for junk bond securities, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities, a factor which may have an adverse effect on the Fund's ability to dispose of a particular security when necessary to meet its liquidity needs. Under adverse market or economic conditions, the secondary market for junk bond securities could contract further, independent of any specific adverse changes in the condition of a particular issuer. As a result, the Fund could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating the Fund's net asset value.

         Certain proposed and recently enacted federal laws including the required divestiture by federally insured savings and loan associations of their investments in junk bonds and proposals designed to limit the use, or tax and other advantages, of junk bond securities could adversely affect the Fund's net asset value and investment practices. Such proposals could also adversely affect the secondary market for junk bond securities, the financial condition of issuers of these securities and the value of outstanding junk bond securities. The form of such proposed legislation and the possibility of such legislation being passed are uncertain.

         Since investors generally perceive that there are greater risks associated with the medium to lower quality debt securities of the type in which the Fund may invest a portion of its assets, the yields and prices of such securities may tend to fluctuate more than those for higher rated securities. In the lower quality segments of the debt securities market, changes in perceptions of issuers' creditworthiness tend to occur more frequently and in a more pronounced manner than do changes in higher quality segments of the debt securities market, resulting in greater yield and price volatility.

         Medium-to-lower rated and comparable unrated debt securities tend to offer higher yields than higher rated securities with the same maturities because the historical financial condition of the issuers of such securities may not have been as strong as that of other issuers. Since medium to lower rated securities generally involve greater risks of loss of income and principal than higher rated securities, investors should consider carefully the relative risks associated with investment in securities which carry medium to lower ratings and in comparable unrated securities. In addition to the risk of default, there are the related costs of recovery on defaulted issues. PMC will attempt to reduce these risks through portfolio diversification and by analysis of each issuer and its ability to make timely payments of income and principal, as well as broad economic trends and corporate developments.

         The prices of all debt securities generally fluctuate in response to the general level of interest rates. Another factor which causes fluctuations in the prices of debt securities is the supply and demand for similarly rated securities. Fluctuations in the prices of portfolio securities subsequent to their acquisition will not affect any cash income from such securities but will be reflected in the Fund's net asset value.


Forward Foreign Currency Transactions

     The Fund may engage in forward foreign currency transactions. These transactions may be conducted on a spot, i.e., cash basis, at the spot rate for purchasing or selling currency prevailing in the foreign exchange market. The Fund also has authority to deal in forward foreign currency exchange contracts involving currencies of the different countries in which the Fund will invest as a hedge against possible variations in the foreign exchange rate between these currencies and the U.S. dollar. This is accomplished through contractual agreements to purchase or sell a specified currency at a specified future date and price set at the time of the contract. The Fund's dealings in forward foreign currency contracts will be limited to hedging either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of forward foreign currency contracts with respect to specific receivables or payables of the Fund, accrued in connection with the purchase and sale of their portfolio securities denominated in foreign currencies. Portfolio hedging is the use of forward foreign currency contracts to offset portfolio security positions denominated or quoted in such foreign currencies. There is no guarantee that the Fund will be engaged in hedging activities when adverse exchange rate movements occur. The Fund will not attempt to hedge all of its foreign portfolio positions, and will enter into such transactions only to the extent, if any, deemed appropriate by the investment adviser. The Fund will not enter into speculative forward foreign currency contracts.

     If the Fund enters into a forward contract to purchase foreign currency, the custodian bank will segregate cash or high grade liquid debt securities in a separate account in an amount equal to the value of the total assets committed to the consummation of such forward contract. Those assets will be valued at market daily and if the value of the assets in the separate account declines, additional cash or securities will be placed in the accounts so that the value of the account will equal the amount of the Fund's commitment with respect to such contracts.

     Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also limit the opportunity for gain if the value of the hedged currency should rise. Moreover, it may not be possible for the Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the devaluation level they anticipate.

     The cost to the Fund of engaging in foreign currency transactions varies with such factors as the currency involved, the size of the contract, the length of the contract period and the market conditions then prevailing. Since transactions in foreign currency and forward contracts are usually conducted on a principal basis, no fees or commissions are involved. The Fund may close out a forward position in a currency by selling the forward contract or by entering into an offsetting forward contract.

Warrants

         The Fund may invest in warrants, which are securities permitting, but not obligating, their holder to subscribe for other securities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holders to purchase, and they do not represent any rights in the assets of the issuer. As a result, an investment in warrants may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date. Although the Fund does not have a formal percentage limitation on such investments, it is not expected that PMC will invest more than 5% of the Fund's total assets in such securities.


Portfolio Turnover Rate

         The Fund will limit portfolio turnover to the extent practicable and consistent with its investment objective and policies. In any event, the Fund does not consider the rate of portfolio turnover a limiting factor where management considers changes necessary and as the Fund may deem it advisable to take advantage of short-term trends by purchases and sales of securities. The Fund's investment policy from time to time may result in the portfolio turnover being higher than that of investment companies with investment objectives different from that of the Fund. A higher portfolio turnover rate may result in correspondingly higher transaction costs.

2.       INVESTMENT RESTRICTIONS


         Fundamental Investment Restrictions. The Fund considers the investment objective, the investment policy under the caption "Restricted and Illiquid Securities", and the following restrictions as fundamental policies which cannot be changed without approval by a "majority" of the Fund's outstanding voting securities (as defined in Section 2(a)(42) of the Investment Company Act of 1940, as amended (the "1940 Act")). All other investment policies and restrictions are considered non-fundamental and may be changed by approval of the Trustees without the vote of shareholders.


The Fund may not:

         (1) Concentrate the investment of its assets in any one industry or group of industries and therefore will not invest more than 25% of its assets in any one industry;

         (2) Purchase securities on margin, but it may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities;

         (3) Make short sales of securities unless at the time of such sale it owns or has the right to acquire as a result of the ownership of convertible or exchangeable securities, and without the payment of further consideration, an equal amount of such securities which it will retain so long as it is in a short position. At no time will more than 10% of the value of the Fund's assets be committed to short sales;


         (4) Make loans, except by purchase of debt obligations in which the Fund may invest consistent with its investment policies, by entering into repurchase agreements or through the lending of portfolio securities, in each case only to the extent permitted by the Prospectus and this Statement of Additional Information;

         (5) Borrow money except from banks as a temporary measure to facilitate the meeting of redemption requests or for extraordinary or emergency purposes and except pursuant to reverse repurchase agreements or dollar rolls, in all cases in amounts not exceeding 10% of the Fund's total assets (including the amount borrowed) taken at market value;

         (6) Act as an underwriter, except as it may be deemed to be an underwriter in a sale of restricted securities held in its portfolio, or invest in real estate, commodities or commodity contracts, except that the Fund may invest in financial futures contracts and related options and in any other financial instruments which may be deemed to be commodities or commodity contracts in which the Fund is not prohibited from investing by the Commodity Exchange Act and the rules and regulations thereunder; Participate on a joint or joint-and-several basis in any securities trading account;

         (7) Purchase any security (other than obligations of the U.S. Government, its agencies or instrumentalities), if as a result: (a) more than 25% of the value of the Fund's total assets would then be invested in securities of any single issuer, or (b) as to 75% of the value of the Fund's total assets:
(i) more than 5% of the value of the Fund's total assets would then be invested in securities of any single issuer, or (ii) the Fund would own more than 10% of the voting securities of any single issuer;


         (8) Issue senior securities, except as permitted by the Fund's borrowing, lending and commodity restrictions, and for purposes of this restriction, the issuance of shares of beneficial interest in multiple classes or series, the purchase or sale of options, futures contracts, options on futures contracts, forward commitments ("when issued" and "delayed delivery" securities), forward foreign currency exchange contracts, repurchase agreements, fully covered reverse repurchase agreements, dollar rolls, swaps and any other financial transaction entered into pursuant to the Fund's investment policies as described in the Prospectus and this Statement of Additional Information and in accordance with applicable SEC pronouncements, as well as the pledge, mortgage or hypothecation of the Fund's assets within the meaning of the Fund's fundamental investment restriction regarding pledging, are not deemed to be senior securities.


                   Non-Fundamental Investment Restrictions.


  It is not the policy of the Fund to invest in any company for the purpose of acquiring or exercising management or control of such company. This policy is non-fundamental and may be changed by approval of the Trustees without the vote of the shareholders. In view of the risks of loss inherent in investing in equity securities, there is no assurance that the investment objective of the Fund will be achieved or that shareholders will be protected from incurring any losses on their investments.


         If a percentage restriction on investment or utilization of assets set forth in any of the above is adhered to at the time an investment is made, a later change in percentage resulting from changing values or a change in the rating of a portfolio security will not be considered a violation of policy.

3.         MANAGEMENT OF THE FUND

           The Fund's Board of Trustees provides broad supervision over the affairs of the Fund. The officers of the Fund are responsible for the Fund's operations. The Trustees and executive officers of the Fund are listed below, together with their principal occupations during the past five years. An asterisk indicates those Trustees who are interested persons of the Fund within the meaning of the 1940 Act.


JOHN F. COGAN, JR.*, Chairman of the Board, President and Trustee,
DOB:  June 1926
         President, Chief Executive Officer and a Director of The Pioneer Group, Inc. ("PGI"); Chairman and a Director of Pioneering Management Corporation ("PMC") and Pioneer Funds Distributor, Inc. ("PFD"); Director of Pioneering Services Corporation ("PSC"), Pioneer Capital Corporation ("PCC"), Pioneer Real Estate Advisors, Inc., Pioneer Forest, Inc., Pioneer Explorer, Inc., Pioneer Management (Ireland) Ltd. ("PMIL") and Closed Joint Stock Company "Forest-Starma"; President and Director of Pioneer Metals and Technology, Inc. ("PMT"), Pioneer International Corp. ("PIntl"), Pioneer First Russia, Inc. ("First Russia") and Pioneer Omega, Inc. ("Omega"); Chairman of the Board and Director of Pioneer Goldfields Limited ("PGL") and Teberebie Goldfields Limited; Chairman of the Supervisory Board of Pioneer Fonds Marketing, GmbH, Pioneer First Polish Trust Fund Joint Stock Company, S.A. and Pioneer Czech Investment Company, A.S.; Chairman, President and Trustee of all of the Pioneer mutual funds; Director of Pioneer Global Equity Fund Plc, Pioneer Global Bond Fund Plc, Pioneer DM Cashfonds Plc, Pioneer European Equity Fund Plc, Pioneer Central and Eastern Europe Fund Plc and Pioneer US Real Estate Fund Plc; and Partner, Hale and Dorr LLP (counsel to PGI and the Fund).

MARY K. BUSH, Trustee, DOB:  April 1948
4201 Cathedral Avenue, NW, Washington, DC  20016
         President, Bush & Co., an international financial advisory firm; Director and Trustee of Mortgage Guaranty Insurance Corporation, Novecon Management Company, Hoover Institution, Folger Shakespeare Library, March of Dimes, Project 2000, Inc., Small Enterprise Assistance Fund and Wilberforce University; Advisory Board Member, Washington Mutual Investors Fund, a registered investment company; and Trustee of all the Pioneer mutual funds, except Pioneer Variable Contracts Trust.

RICHARD H. EGDAHL, M.D., Trustee, DOB:  December 1926
Boston University Health Policy Institute, 53 Bay State Road, Boston, MA  02115
         Professor of Management, Boston University School of Management; Professor of Public Health, Boston University School of Public Health; Professor of Surgery, Boston University School of Medicine; Director, Boston University Health Policy Institute and Boston University Medical Center; Executive Vice President and Vice Chairman of the Board, University Hospital; Academic Vice President for Health Affairs, Boston University; Director, Essex Investment Management Company, Inc. (investment adviser), Health Payment Review, Inc. (health care containment software firm), Mediplex Group, Inc. (nursing care facilities firm), Peer Review Analysis, Inc. (health care facilities firm) and Springer-Verlag New York, Inc. (publisher); Honorary Trustee, Franciscan Children's Hospital; and Trustee of all of the Pioneer mutual funds.

MARGARET B.W. GRAHAM, Trustee, DOB:  May 1947
The Keep, P.O. Box 110, Little Deer Isle, ME  04650
         Founding Director, The Winthrop Group, Inc. (consulting firm); Manager of Research Operations, Xerox Palo Alto Research Center, from 1991 to 1994; Professor of Operations Management and Management of Technology and Associate Dean, Boston University School of Management, from 1989 to 1993; and Trustee of all the Pioneer mutual funds, except Pioneer Variable Contracts Trust.

JOHN W. KENDRICK, Trustee, DOB:  July 1917
6363 Waterway Drive, Falls Church, VA  22044
         Professor Emeritus, George Washington University; Director, American Productivity and Quality Center; Adjunct Scholar, American Enterprise Institute; and Trustee of all of the Pioneer mutual funds, except Pioneer Variable Contracts Trust.

MARGUERITE A. PIRET, Trustee, DOB:  May 1948
One Boston Place, Suite 2635, Boston, MA  02108
         President, Newbury, Piret & Company, Inc. (merchant banking firm); Trustee of Boston Medical Center; Member of the Board of Governors of the Investment Company Institute; and Trustee of all of the Pioneer mutual funds.

DAVID D. TRIPPLE*, Trustee and Executive Vice President, DOB:  February 1944
         Executive  Vice  President  and a  Director  of PGI;  President,  Chief
Investment Officer and a Director of PMC; Director of PFD, PCC, PIntl, First Russia, Omega, Pioneer SBIC Corporation ("Pioneer SBIC"), PMIL, Pioneer Global Equity Fund Plc, Pioneer Global Bond Fund Plc, Pioneer DM Cashfonds Plc, Pioneer European Equity Fund Plc, Pioneer Central and Eastern Europe Fund Plc and Pioneer US Real Estate Fund Plc; and Executive Vice President and Trustee of all of the Pioneer mutual funds.

STEPHEN K. WEST, Trustee, DOB:  September 1928
125 Broad Street, New York, NY  10004
         Partner, Sullivan & Cromwell (law firm); Trustee, The Winthrop Focus Funds (mutual funds); and Trustee of all of the Pioneer mutual funds.

JOHN WINTHROP, Trustee, DOB:  June 1936
One North Adgers Wharf, Charleston, SC  29401
         President, John Winthrop & Co., Inc. (private investment firm); Director of NUI Corp. (energy sales, services and distribution); Trustee of Alliance Capital Reserves, Alliance Government Reserves and Alliance Tax Exempt Reserves; and Trustee of all of the Pioneer mutual funds, except Pioneer Variable Contracts Trust.

WILLIAM H. KEOUGH, Treasurer, DOB:  April 1937
         Senior Vice President, Chief Financial Officer and Treasurer of PGI; Treasurer of PFD, PMC, PSC, PCC, PIntl, PMT, PGL, First Russia, Omega and Pioneer SBIC; and Treasurer of all of the Pioneer mutual funds.

JOSEPH P. BARRI, Secretary, DOB:  August 1946
         Corporate Secretary of PGI and most of its subsidiaries; Secretary of all of the Pioneer mutual funds; and Partner, Hale and Dorr LLP.

ERIC W. RECKARD, Assistant Treasurer, DOB:  June 1956
         Manager of Fund Accounting of PMC since May 1994; Manager of Auditing, Compliance and Business Analysis for PGI prior to May 1994; and Assistant Treasurer of all of the Pioneer mutual funds.

ROBERT P. NAULT, Assistant Secretary, DOB:  March 1964
         General Counsel and Assistant Secretary of PGI since 1995; Assistant Secretary of PMC, PIntl, PGL, First Russia, Omega and all of the Pioneer mutual funds; Assistant Clerk of PFD and PSC; and junior partner of Hale and Dorr LLP prior to 1995.


JEFFREY B. POPPENHAGEN, Vice President,  DOB:  March 1962
           Vice President of PMC since February 1996; formerly a portfolio manager for a number of equity portfolios.

           The Fund's Amended and Restated Declaration of Trust (the "Declaration of Trust") provides that the holders of two-thirds of its outstanding shares may vote to remove a Trustee of the Fund at any meeting of shareholders. See "Description of Shares" below. The business address of all officers is 60 State Street, Boston, Massachusetts 02109.

           All of the outstanding capital stock of PFD, PMC and PSC is owned, directly or indirectly, by PGI, a publicly-owned Delaware corporation. PMC, the Fund's investment adviser, serves as the investment adviser for the Pioneer mutual funds listed below and manages the investments of certain institutional accounts.

           The table below lists all the Pioneer mutual funds currently offered to the public and the investment adviser and principal underwriter for each fund.

                                         Investment                   Principal
Fund Name                                  Adviser                   Underwriter

Pioneer World Equity Fund                    PMC                         PFD
Pioneer International Growth Fund            PMC                         PFD
Pioneer Europe Fund                          PMC                         PFD
Pioneer Emerging Markets Fund                PMC                         PFD
Pioneer India Fund                           PMC                         PFD
Pioneer Capital Growth Fund                  PMC                         PFD
Pioneer Mid-Cap Fund                         PMC                         PFD
Pioneer Growth Shares                        PMC                         PFD
Pioneer Micro-Cap Fund                       PMC                         PFD
Pioneer Small Company Fund                   PMC                         PFD
Pioneer Gold Shares                          PMC                         PFD
Pioneer Equity-Income Fund                   PMC                         PFD
Pioneer Fund                                 PMC                         PFD
Pioneer II                                   PMC                         PFD
Pioneer Real Estate Shares                   PMC                         PFD
Pioneer Balanced Fund                        PMC                         PFD
Pioneer Short-Term Income Trust              PMC                         PFD
Pioneer America Income Trust                 PMC                         PFD
Pioneer Bond Fund                            PMC                         PFD
Pioneer Intermediate Tax-Free Fund           PMC                         PFD
Pioneer Tax-Free Income Fund                 PMC                         PFD
Pioneer Cash Reserves Fund                   PMC                         PFD
Pioneer Interest Shares                      PMC                        Note 1
Pioneer Variable Contracts Trust             PMC                        Note 2

------------
Note 1 This fund is a closed-end fund.

Note 2 This is a series of eight separate portfolios designed to provide investment vehicles for the variable annuity and variable life insurance contracts of various insurance companies or for certain qualified pension plans.



         Messrs. Cogan, Tripple, Keough and Barri, officers and/or Trustees of the Fund, are also officers and/or directors of PFD, PMC, PSC and PGI. As of March 31, 1998, to the knowledge of the Fund, no officer or Trustee of the Fund owned [5%] or more of the issued and outstanding shares of PGI, except Mr. Cogan who then owned approximately [14%] of such shares. As of March 31, 1998 the officers and Trustees held in aggregate less than [1%] of the outstanding shares of the Fund. As of March 31, 1998, [John A. Sturgeon as Trustee of the Mutual of Omaha 401(k) Long-Term Savings Plan owned approximately 10.13% (2,494,646) of the outstanding Class A shares of the Fund. MLPF&S For the Sole Benefit of Its Customers, 4800 Deer Lake Drive East 3rd Fl., Jacksonville FL 32246-6484, owned approximately 5.19% (172,537) of the outstanding Class B shares of the Fund. Merrill Lynch Pierce Fenner & Smith Inc., 4800 Deer Lake Drive East 3rd Fl, Jacksonville, FL 32246-6484 owned approximately 13.73% (43,105) of the outstanding Class C shares of the Fund; Prudential Securities Inc. FBO Jean E. Fine & Abraham T. Baron JT TEN, 160 E 65th Street #2B, New York New York 10021-6654, owned approximately 5.00% (15,699) of the outstanding Class C shares of the Fund.]

         Compensation of Officers and Trustees. The Fund pays no salaries or compensation to any of its officers, however, the Fund pays an annual trustee's fee to each Trustee who is not affiliated with PMC, PGI, PFD or PSC consisting of two components: (a) a base fee of $500 and (b) a variable fee, calculated on the basis of the average net assets of the Fund. In addition, the Fund pays a per meeting fee of $100 to each Trustee who is not affiliated with PMC, PGI, PFD or PSC. The Fund also pays an annual committee participation fee to trustees who serve as members of committees established to act on behalf of one or more of the Pioneer mutual funds. Committee fees are allocated to the Fund on the basis of the Fund's average net assets. Each Trustee who is a member of the Audit Committee for the Pioneer mutual funds receives an annual fee equal to 10% of the aggregate annual trustee's fee, except the Committee Chair who receive an annual trustee's fee equal to 20% of the aggregate annual trustee's fee. Members of the Pricing Committee for the Pioneer mutual funds, as well as any other committee which renders material functional services to the Boards of Trustees for the Pioneer mutual funds, receive an annual fee equal to 5% of the annual trustee's fee, except the Committee Chair who receives an annual trustee's fee equal to 10% of the annual trustee's fee. Any such fees paid to affiliates or interested persons of PGI, PMC, PFD or PSC are reimbursed to the Fund under its Management Contract.


         The following table provides information regarding the compensation paid by the Fund and other Pioneer Funds to the Trustees for their services.


                                                                Total Compensa-
                                                                 tion from the
                                                Pension or      Fund and other
                               Aggregate        Retirement       funds in the
                             Compensation        Benefits       Pioneer Family
Trustee                     From the Fund*        Accrued      of Mutual Funds**


John F. Cogan, Jr.                $  500             $0            $12,000
Mary K. Bush                      $1,136              0             30,000
Richard H. Egdahl, M.D.            2,212              0             62,000
Margaret B.W. Graham               2,212              0             60,000
John W. Kendrick                   2,052              0             55,800
Marguerite A. Piret                2,726              0             80,000
David D. Tripple                     500              0             12,000
Stephen K. West                    2,242              0             63,800
John Winthrop                      2,516              0             69,000
                                --------           ----
  Totals                         $16,096             $0           $444,600
                                 =======           ====           =========
-------


         * As of December 31, 1997, the Fund's most recent completed fiscal year. ** As of December 31, 1997 (the calendar year end for all 21 Pioneer mutual funds).



4.       INVESTMENT ADVISER

         As stated in the Prospectus, PMC, 60 State Street, Boston, Massachusetts, serves as the Fund's investment adviser. PMC became the Fund's investment adviser on December 1, 1993. Prior to that date, Mutual of Omaha Fund Management Company ("FMC") served as the Fund's investment adviser. The management contract is renewable annually by the vote of a majority of the Board of Trustees of the Fund (including a majority of the Board of Trustees who are not parties to the contract or interested persons of any such parties) cast in person at a meeting called for the purpose of voting on such renewal. This contract terminates if assigned and may be terminated without penalty by either party by vote of its Board of Trustees or a majority of its outstanding voting securities and the giving of 60 days' written notice.


         As compensation for its management services and certain expenses which PMC incurs on behalf of the Fund, the Fund would pay PMC an annual management fee under the Proposed Contract (the "Basic Fee") equal to 0.70% of the Fund's average daily net assets up to $1 billion, 0.675% of the next $4 billion, 0.65% of the next $5 billion and 0.575% of the excess over $10 billion. The Basic Fee is computed daily and paid monthly.

Performance Fee Adjustment

         Beginning May 1, 1999, the Basic Fee will be subject to an upward or downward adjustment, depending on whether and to what extent, the investment performance of the Class A shares of the Fund at net asset value exceeds, or is exceeded by, the record of the Lipper Growth Funds Index (the "Index") over the same period. The Index is an equally-weighted performance index adjusted for income dividends and capital gains distributions comprised of the 30 largest funds listed by Lipper Analytical Services, Inc. as having an investment objective of growth. Each percentage point of difference (up to a maximum of +/-10) is multiplied by a performance adjustment rate of 0.01%. An appropriate percentage of this rate (based on the number of days in the current month) is then applied to the Fund's average net assets over the entire performance period, giving the dollar amount that will be added to (or subtracted from) the Basic Fee. The monthly performance adjustment will be further adjusted to the extent necessary to insure that the total annual adjustment to the Basic Fee does not exceed +/-0.10% of the average daily net assets for that year.

         From time to time, the Trustees may determine that another securities index is a more appropriate benchmark than the Index for purposes of evaluating the performance of the Fund. In such event, a successor index may be substituted for the Index in prospectively calculating the performance based adjustment to the Basic Fee. However, the calculation of the performance adjustment for any portion of the performance period prior to the adoption of the successor index would still be based upon the Fund's performance compared to the Index.

         In addition, because of the possible future identification of a more appropriate class of Fund shares for comparison with the Index, the Trustees have reserved the ability to substitute the class of Fund shares designated for the performance comparison with the Index; provided, in such event, the calculation of the performance adjustment for any portion of the performance period prior to the designation of a successor class would still be based upon the performance of the previously designated class of Fund shares.

Application of Performance Adjustment

         The application of the performance adjustment is illustrated by the following hypothetical example, assuming that the net asset value of the Fund and the level of the Index were $10 and 100, respectively, on the first day of the performance period.

                  Investment Performance*            Cumulative Change
                  ------------------------       ----------------------------
                        Fund                                 Index
First Day               $10                                  100
End of Period           $13                                  123
Absolute Change       +$  3                                  +23
Percentage Change     +  30%                                 +23%

* Reflects performance at net asset value of the Class A shares of the Fund. Any dividends or capital gains distributions paid by the Fund are treated as if reinvested in shares of the Fund at net asset value as of the payment date and any dividends paid on the securities which comprise the Index are treated as if reinvested on the ex-dividend date.

         The difference in relative performance for the performance period is +7 percentage points. Accordingly, the annualized management fee rate for the last month of the performance period would be calculated as follows: an appropriate percentage of the Basic Fee rate (based upon the number of days in the month) of 0.70% (assuming Fund assets of up to $1 billion) would be multiplied by the Fund's average daily net assets for the month resulting in a dollar amount. The +7 percentage point difference is multiplied by the performance adjustment rate of 0.01% producing a rate of 0.07%. An appropriate percentage of this rate (based upon the number of days in the month) is then multiplied by the average daily net assets of the Fund over the performance period resulting in a dollar amount which is added to the dollar amount of the Basic Fee. The management fee paid is the Basic Fee adjusted by the dollar amount of the performance adjustment calculated for the performance period. If the investment performance of the Index during the performance period exceeded the performance record of the Fund, the dollar amount of the performance adjustment would be deducted from the Basic Fee.

         Because the adjustment to the Basic Fee is based on the comparative performance of the Fund and the record of the Index, the controlling factor is not whether Fund performance is up or down, but whether it is up or down more or less than the record of the Index. Moreover, the comparative investment performance of the Fund is based solely on the relevant performance period without regard to the cumulative performance over a longer or shorter period of time.

Phase-In of Performance Adjustment

         The Fund's current management contract with PMC became effective on May 1, 1998. Under the terms of the contract (1) from May 1, 1998 through April 30, 1999 the Fund will pay management fees at a rate equal to the Basic Fee; (2) from May 1, 1999 through April 30, 2001, the Fund will pay management fees at a rate equal to the Basic Fee plus or minus the amount of the performance adjustment based upon the current month and the preceding months dating back to May 1, 1998; and (3) beginning on May 1, 2001, the Fund will pay management fees at a rate equal to the Basic Fee plus or minus the amount of the performance adjustment based upon the current month and the preceding thirty-five months. Because the performance adjustment will be calculated no earlier than twelve months after May 1, 1998 and because the performance adjustment will not reflect the Fund's performance prior to May 1, 1998, the effect of the initial performance adjustment (and all subsequent adjustments) is unknown and cannot reasonably be estimated at this time.

         Prior to May 1, 1998, as compensation for its management services and certain expenses which PMC incurred on behalf of the Fund, the Fund paid PMC an annual management fee equal to 0.50% of the Fund's average daily net assets up to $250 million, 0.48% of the next $50 million, and 0.45% of the excess over $300 million. This fee was computed daily and paid monthly. The Fund paid $879,379, $1,284,948 and $2,401,013 in management fees to PMC for the fiscal years ended December 31, 1995, December 31, 1996 and December 31, 1997, respectively.


5.       UNDERWRITING AGREEMENT AND DISTRIBUTION PLANS

         The Fund entered into an Underwriting Agreement with PFD. The Underwriting Agreement will continue from year to year if annually approved by the Trustees. The Underwriting Agreement provides that PFD will bear certain distribution expenses not borne by the Fund.

         PFD bears all expenses it incurs in providing services under the Underwriting Agreement. Such expenses include compensation to its employees and representatives and to securities dealers for distribution related services performed for the Fund. PFD also pays certain expenses in connection with the distribution of the Fund's shares, including the cost of preparing, printing and distributing advertising or promotional materials, and the cost of printing and distributing prospectuses and supplements to prospective shareholders. The Fund bears the cost of registering its shares under federal and state securities law. The Fund and PFD have agreed to indemnify each other against certain liabilities, including liabilities under the Securities Act of 1933, as amended. Under the Underwriting Agreement, PFD will use its best efforts in rendering services to the Fund.


         The Fund has adopted a Plan of Distribution for each Class of shares (except Class Y shares) in accordance with Rule 12b-1 under the 1940 Act (the "Class A Plan," the "Class B Plan" and the "Class C Plan") (together, the "Plans") pursuant to which certain distribution fees are paid to PFD.


Class A Plan

         Pursuant to the Class A Plan, the Fund may reimburse PFD for its expenditures in financing any activity primarily intended to result in the sale of Fund shares. Certain categories of such expenditures have been approved by the Board of Trustees and are set forth in the Prospectus under the caption "Distribution Plans." The expenses of the Fund pursuant to the Class A Plan are accrued on a fiscal year basis and may not exceed, with respect to the Class A shares, the annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

         The Class A Plan does not provide for the carryover of reimbursable expenses beyond 12 months from the time the Fund is first invoiced for an expense. The limited carryover provision in the Class A Plan may result in an expense invoiced to the Fund in one fiscal year being paid in the subsequent fiscal year and thus being treated for purposes of calculating the maximum expenditures of the Fund as having been incurred in the subsequent fiscal year. In the event of termination or non-continuance of the Class A Plan, the Fund has 12 months to reimburse any expense which it incurs prior to such termination or non-continuance, provided that payments by the Fund during such 12-month period shall not exceed 0.25% of the Fund's average daily net assets attributable to the Class A shares during such period.

Class B Plan


         The Class B Plan provides that the Fund shall pay PFD, as the Fund's distributor for its Class B shares, a daily distribution fee equal on an annual basis to 0.75% of the Fund's average daily net assets attributable to Class B shares and will pay PFD a service fee equal to 0.25% of the Fund's average daily net assets attributable to Class B shares (which PFD will in turn pay to securities dealers which enter into a sales agreement with PFD at a rate of up to 0.25% of the Fund's average daily net assets attributable to Class B shares owned by investors for whom that securities dealer is the holder or dealer of record). This service fee is intended to be in consideration for personal services and/or account maintenance services rendered by the dealer with respect to Class B shares. PFD will advance to dealers the first-year service fee at a rate equal to 0.25% of the amount invested. As compensation therefor, PFD may retain the service fee paid by the Fund with respect to such shares for the first year after purchase. Dealers will become eligible for additional service fees with respect to such shares commencing in the thirteenth month following purchase. Dealers may from time to time be required to meet certain other criteria in order to receive service fees. PFD or its affiliates are entitled to retain all service fees payable under the Class B Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by PFD or its affiliates for shareholder accounts.

         The purpose of distribution payments to PFD under the Class B Plan is to compensate PFD for its distribution services with respect to the Class B shares of the Fund. PFD pays commissions to dealers as well as expenses of printing prospectuses and reports used for sales purposes, expenses with respect to the preparation and printing of sales literature and other distribution-related expenses, including, without limitation, the cost necessary to provide distribution-related services or personnel, travel office expenses and equipment. The Class B Plan also provides that PFD will receive all contingent deferred sales charges ("CDSCs") attributable to Class B shares. (See "Distribution Plans" in the Prospectus.). When a broker-dealer sells Class B shares and elects, with PFD's approval, to waive its right to receive the commission normally paid at the time of the sale, PFD may cause all or a portion of the distribution fees described above to be paid to the broker-dealer.


Class C Plan


         The Class C Plan provides that the Fund will pay PFD, as the Fund's distributor for its Class C shares, a distribution fee accrued daily and paid quarterly, equal on an annual basis to 0.75% of the Fund's average daily net assets attributable to Class C shares and will pay PFD a service fee equal to 0.25% of the Fund's average daily net assets attributable to Class C shares. PFD will in turn pay to securities dealers which enter into a sales agreement with PFD a distribution fee and a service fee at rates of up to 0.75% and 0.25%, respectively, of the Fund's average daily net assets attributable to Class C shares owned by investors for whom that securities dealer is the holder or dealer of record. The service fee is intended to be in consideration of personal services and/or account maintenance services rendered by the dealer with respect to Class C shares. PFD will advance to dealers the first-year service fee at a rate equal to 0.25% of the amount invested. As compensation therefor, PFD may retain the service fee paid by the Fund with respect to such shares for the first year after purchase. Commencing in the thirteenth month following a purchase of Class C shares, dealers will become eligible for additional service fees at a rate of up to 0.25% of the amount invested and additional compensation at a rate of up to 0.75% of the net asset value of such shares. Dealers may from time to time be required to meet certain other criteria in order to receive service fees. PFD or its affiliates are entitled to retain all service fees payable under the Class C Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by PFD or its affiliates for shareholder accounts.

         The purpose of distribution payments to PFD under the Class C Plan is to compensate PFD for its distribution services with respect to the Class C shares of the Fund. PFD pays commissions to dealers as well as expenses of printing prospectuses and reports used for sales purposes, expenses with respect to the preparation and printing of sales literature and other distribution-related expenses, including, without limitation, the cost necessary to provide distribution-related services, or personnel, travel office expenses and equipment. The Class C Plan also provides that PFD will receive all CDSCs attributable to Class C shares. (See "Distribution Plans" in the Prospectus.). When a broker-dealer sells Class C shares and elects, with PFD's approval, to waive its right to receive the commission normally paid at the time of the sale, PFD may cause all or a portion of the distribution fees described above to be paid to the broker-dealer.

         PFD incurs the expenses of distributing the Fund's Class Y shares, none of which are reimbursed or paid for by the Fund. These expenses include any commissions or account servicing fees paid to, or on account of, broker-dealers which have sales agreements with PFD and certain qualifying registered investment advisers and other financial institutions.


General

         In accordance with the terms of each Plan, PFD provides to the Fund for review by the Trustees a quarterly written report of the amounts expended under the Plan and the purpose for which such expenditures were made. In the Trustees' quarterly review of the Plans, they will consider the continued appropriateness and the level of reimbursement or compensation the Plans provide.

         No interested person of the Fund, nor any Trustee of the Fund who is not an interested person of the Fund, has any direct or indirect financial interest in the operation of the Plans except to the extent that PFD and certain of its employees may be deemed to have such an interest as a result of receiving a portion of the amounts expended under the Plans by the Fund and except to the extent certain officers may have an interest in PFD's ultimate parent, PGI.

         The Plans were adopted by a majority vote of the Board of Trustees, including all of the Trustees who are not, and were not at the time they voted, "interested persons" of the Fund, as defined in the 1940 Act (none of whom had or have any direct or indirect financial interest in the operation of the Plans), cast in person at a meeting called for the purpose of voting on the Plans. In approving the Plans, the Trustees identified and considered a number of potential benefits which the Plans may provide. The Board of Trustees believes that there is a reasonable likelihood that the Plans will benefit the Fund and its current and future shareholders. Under their terms, the Plans remain in effect from year to year provided such continuance is approved annually by vote of the Trustees in the manner described above. The Plans may not be amended to increase materially the annual percentage limitation of average net assets which may be spent for the services described therein without approval of the shareholders of the Fund affected thereby, and material amendments to the Plans must also be approved by the Trustees in the manner described above. A Plan may be terminated at any time, without payment of any penalty, by vote of the majority of the Trustees who are not interested persons of the Fund and have no direct or indirect financial interest in the operations of the Plan, or by a vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the respective Class of the Fund. Each Plan will automatically terminate in the event of its assignment (as defined in the 1940 Act). In the Trustees' quarterly review of the Plans, they will consider a Plan's continued appropriateness and the level of compensation it provides.


         During the fiscal year ended December 31, 1997, the Fund incurred total distribution fees pursuant to the Fund's Class A Plan, Class B Plan and Class C Plan of $1,018,801, $804,344 and $126,321, respectively. Distribution fees were paid by the Fund to PFD in reimbursement of or compensation for expenses related to servicing of shareholder accounts and to compensating dealers and sales personnel.

         Redemptions of each class of shares (except Class Y shares) may be subject to a CDSC. A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within one year of purchase. Class B shares that are redeemed within six years of purchase are subject to a CDSC at declining rates beginning at 4% based on the lower of the cost or market value of the shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. During the fiscal year ended December 31, 1997, CDSCs in the amount of approximately $145,214 were paid to PFD.



6.       SHAREHOLDER SERVICING/TRANSFER AGENT


         The Fund has contracted with PSC, 60 State Street, Boston, Massachusetts 02109 to act as shareholder servicing agent and transfer agent for the Fund. This contract terminates if assigned and may be terminated without penalty by either party by vote of its Board of Directors or Trustees or a majority of its outstanding voting securities and the giving of 90 days' written notice.


         Under the terms of its contract with the Fund, PSC will service shareholder accounts, and its duties will include: (i) processing sales, redemptions and exchanges of shares of the Fund; (ii) distributing dividends and capital gains associated with Fund portfolio accounts; and (iii) maintaining account records and responding to routine shareholder inquiries.

         PSC receives an annual fee of $22.75 per shareholder account from the Fund as compensation for the services described above. This fee is set at an amount determined by vote of a majority of the Trustees (including a majority of the Trustees who are not parties to the contract with PSC or interested persons of any such parties) to be comparable to fees for such services being paid by other investment companies. The Fund may compensate entities which have agreed to provide certain sub-accounting services such as specific transaction processing and recordkeeping services. Any such payments by the Fund would be in lieu of the per account fee which would otherwise be paid by the Fund to PSC.

7.       CUSTODIAN

         Brown Brothers Harriman & Co. (the "Custodian"), 40 Water Street, Boston, Massachusetts 02109, is the custodian of the Fund's assets. The Custodian's responsibilities include safekeeping and controlling the Fund's cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Fund's investments. The Custodian also provides fund accounting, bookkeeping and pricing assistance to the Fund.

         The Custodian does not determine the investment policies of the Fund or decide which securities it will buy or sell. The Fund may invest in securities issued by the Custodian, deposit cash in the Custodian and deal with the Custodian as a principal in securities transactions. Portfolio securities may be deposited into the Federal Reserve-Treasury Department Book Entry System or the Depository Trust Company.

8.       PRINCIPAL UNDERWRITER


         PFD, 60 State Street, Boston, Massachusetts, serves as the principal underwriter for the Fund in connection with the continuous offering of its shares. During the fiscal years ended December 31, 1995, 1996 and 1997, net underwriting commissions earned by PFD in connection with its offering of Fund shares were approximately $152,621, $142,688 and $611,581. Commissions reallowed to dealers by PFD were approximately $2,313,042, $944,143 and $4,018,610, respectively.


         The Fund will not generally issue Fund shares for consideration other than cash. At the Fund's sole discretion, however, it may issue Fund shares for consideration other than cash in connection with a bona fide reorganization, statutory merger, or other acquisition of portfolio securities.

9.       INDEPENDENT PUBLIC ACCOUNTANT

         Effective January 1, 1994, Arthur Andersen LLP, 225 Franklin Street, Boston, MA 02110 was selected as the independent public accountant for the Fund. Previously, Coopers & Lybrand had served as independent public accountant to the Fund. Arthur Andersen's election as independent public accountant was approved, at a meeting called for the purpose of voting on such approval, by the vote of a majority of those Trustees on the Board of Trustees who are not interested persons of the Fund.

10.      PORTFOLIO TRANSACTIONS

         All orders for the purchase or sale of portfolio securities are placed on behalf of the Fund by PMC pursuant to authority contained in the Fund's management contract. In selecting brokers or dealers, PMC will consider various relevant factors, including, but not limited to, the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the dealer; the dealer's execution services rendered on a continuing basis; and the reasonableness of any dealer spreads.


         In circumstances where two or more broker-dealers are in a position to offer comparable prices and execution. PMC may select broker-dealers which provide brokerage and/or research services to the Fund and/or other investment companies managed by PMC or who sell shares of the Pioneer mutual funds. In addition, if PMC determines in good faith that the amount of commissions charged by a broker-dealer is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, the Fund may pay commissions to such broker-dealer in an amount greater than the amount another firm may charge. Such services may include advice concerning the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or the purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). PMC maintains a listing of broker-dealers who provide such services on a regular basis. However, because it is anticipated that many transactions on behalf of the Fund and other investment companies managed by PMC are placed with broker-dealers (including broker-dealers on the listing) without regard to the furnishing of such services, it is not possible to estimate the proportion of such transactions directed to such dealers solely because such services were provided. Management believes that no exact dollar amount can be calculated for such services.


         The research received from broker-dealers may be useful to PMC in rendering investment management services to the Fund as well as other investment companies managed by PMC, although not all such research may be useful to the Fund. Conversely, such information provided by brokers or dealers who have executed transaction orders on behalf of such other PMC clients may be useful to PMC in carrying out its obligations to the Fund. The receipt of such research has not reduced PMC's normal independent research activities; however, it enables PMC to avoid the additional expenses which might otherwise be incurred if it were to attempt to develop comparable information through its own staff.

         In circumstances where two or more broker-dealers offer comparable prices and executions, preference may be given to a broker-dealer which has sold shares of the Fund as well as shares of other investment companies or accounts managed by PMC. This policy does not imply a commitment to execute all portfolio transactions through all broker-dealers that sell shares of the Fund.

         The Board of Trustees periodically reviews PMC's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the Fund.

         In addition to the Fund, PMC acts as investment adviser or subadviser to the other Pioneer mutual funds, Pioneer Interest Shares and certain private accounts with investment objectives similar to that of the Fund. Securities frequently meet the investment objective of the Fund, such other funds and such private accounts. In such cases, the decision to recommend a purchase to one fund or account rather than another is based on a number of factors. The determining factors in most cases are the amount of securities of the issuer then outstanding, the value of those securities and the market for them. Other factors considered in the investment recommendations include other investments which each fund or account presently has in a particular industry and the availability of investment funds in each fund or account.

         It is possible that at times identical securities will be held by more than one fund and/or account. However, positions in the same issue may vary and the length of time that any fund or account may choose to hold its investment in the same issue may likewise vary. To the extent that the Fund, another Pioneer mutual fund, Pioneer Interest Shares or a private account managed by PMC may not be able to acquire as large a position in such security as it desires, it may have to pay a higher price for the security. Similarly, the Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if PMC decides to sell on behalf of another account the same portfolio security at the same time. On the other hand, if the same securities are bought or sold at the same time by more than one fund or account, the resulting participation in volume transactions could produce better executions for the Fund or the account. In the event more than one account purchases or sells the same security on a given date, the purchases and sales will normally be made as nearly as practicable on a pro rata basis in proportion to the amounts desired to be purchased or sold by each.


         The Fund paid brokerage or underwriting commissions of approximately $682,232, $595,000 and $XXX,XXX respectively, for the fiscal years ended December 31, 1995, 1996 and 1997.


11.      DIVIDENDS AND TAX STATUS

         It is the Fund's policy to meet the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company. These requirements relate to the sources of the Fund's income, the diversification of its assets and the distribution of its income to shareholders. If the Fund meets all such requirements and distributes to its shareholders, in accordance with the Code's timing requirements, all investment company taxable income and net capital gain, if any, which it earns, the Fund will be relieved of the necessity of paying federal income tax.

         In order to qualify as a regulated investment company under Subchapter M, the Fund must, among other things, derive at least 90% of its annual gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies (the "90% income test") and satisfy certain annual distribution and quarterly diversification requirements.


         Dividends from investment company taxable income, which includes net investment income, net short-term capital gain in excess of net long-term capital loss, and certain net foreign exchange gains, are taxable as ordinary income, whether received in cash or reinvested in additional shares. Dividends from net long-term capital gain in excess of net short-term capital loss ("net capital gain"), if any, whether received in cash or reinvested in additional shares, are taxable to the Fund's shareholders as long-term capital gains for federal income tax purposes without regard to the length of time shares of the Fund have been held. . As a result of the enactment of the Taxpayer Relief Act of 1997 (the "1997 TRA") on August 5, 1997, gain recognized after May 6, 1997 from the sale of a capital asset is taxable to individual (noncorporate) investors at different maximum federal income tax rates, depending generally upon the tax holding period for the asset, the federal income tax bracket of the taxpayer, and the dates the asset was acquired and/or sold. The Treasury Department has issued guidance under the 1997 TRA that (subject to possible modification by future "technical corrections" legislation) enables the Fund to pass through to its shareholders the benefits of the capital gains tax rates enacted in the 1997 TRA. The Fund will provide appropriate information to its shareholders about its distributions, including the tax rate(s) applicable to its distributions from long-term capital gains, in accordance with this and any future guidance. Shareholders should consult their own tax advisers on the correct application of these new rules in their particular circumstances.


         Any dividend declared by the Fund in October, November or December as of a record date in such a month and paid during the following January will be treated for federal income tax purposes as received by shareholders on December 31 of the calendar year in which it is declared.


         Foreign exchange gains and losses realized by the Fund in connection with certain transactions involving foreign currency-denominated debt securities, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders. Under future regulations, any transactions in foreign currency that are not directly related to the Fund's investments in stock or securities may need to be limited in order to enable the Fund to satisfy the 90% income test. If the net foreign exchange loss for a year were to exceed the Fund's investment company taxable income (computed without regard to such loss), the resulting ordinary loss for such year would not be deductible by the Fund or its shareholders in future years.

         Certain foreign currency forward contracts may cause the Fund to recognize gains or losses from marking-to-market at the end of its taxable year even though such contracts may not have been performed or closed out. Forward contracts relating to foreign currency are subject to Section 988, as described above, and may accordingly produce ordinary income or loss. Additionally, the Fund may be required to recognize gain if an option, futures contract, forward contract, or other transaction that is not subject to the mark to market rules is treated as a "constructive sale" of an "appreciated financial position" held by the Fund under Section 1259 of the Code. Any net mark to market gains and/or gains from constructive sales may also have to be distributed to satisfy the distribution requirements referred to above even though no corresponding cash amounts may concurrently be received, possibly requiring the disposition of portfolio securities or borrowing to obtain the necessary cash. Losses on certain forward contracts and/or offsetting positions (portfolio securities or other positions with respect to which the Fund's risk of loss is substantially diminished by one or more forward contracts) may also be deferred under the tax straddle rules of the Code, which may also affect the characterization of capital gains or losses from straddle positions and certain successor positions as long-term or short-term. Certain tax elections may be available that would enable the Fund to ameliorate some adverse effects of the tax rules described in this paragraph. The tax rules applicable to forward contracts and straddles may affect the amount, timing and character of the Fund's income and losses and hence of its distributions to shareholders.

         If the Fund acquires any equity interest (under proposed regulations, generally including not only stock but also an option to acquire stock such as inherent in a convertible bond) in certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties or capital gains) or hold at least 50% of their assets in investments producing such passive income ("passive foreign investment companies"), the Fund could be subject to federal income tax and additional interest charges on "excess distributions" received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the Fund is timely distributed to its shareholders. The Fund would not be able to pass through to its shareholders any credit or deduction for such a tax. An election may generally be available, that would ameliorate these adverse tax consequences, but any such election would require the Fund to recognize taxable income or gain without the concurrent receipt of cash. These investments could also result in the treatment of associated capital gains as ordinary income. The Fund may limit and/or manage its holdings in passive foreign investment companies to minimize its tax liability or maximize its return from these investments.


         The Fund may invest in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default. Investments in debt obligations that are at risk of or in default present special tax issues for the Fund. Tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, original issue discount, or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, how payments received on obligations in default should be allocated between principal and income, and whether exchanges of debt obligations in a workout context are taxable. These and other issues will be addressed by the Fund, in the event it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company and does not become subject to federal income or excise tax.


         If the Fund invests in certain pay-in-kind securities ("PIKs"), zero coupon securities, deferred interest securities or, in general, any other securities with original issue discount (or with market discount if the Fund elects to include market discount in income currently), the Fund must accrue income on such investments for each taxable year, which generally will be prior to the receipt of the corresponding cash payments. However, the Fund must distribute, at least annually, all or substantially all of its net income, including such accrued income, to shareholders to qualify as a regulated investment company under the Code and avoid federal income and excise taxes. Therefore, the Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy distribution requirements.


         For federal income tax purposes, the Fund is permitted to carry forward a net capital loss for any year to offset its capital gains, if any, during the eight years following the year of the loss. To the extent subsequent capital gains are offset by such losses, they would not result in federal income tax liability to the Fund and therefore are not expected to be distributed as such to shareholders. As of the end of its most recent taxable year, the Fund had no capital loss carryforwards.


         At the time of an investor's purchase of Fund shares, a portion of the purchase price may be attributable to realized or unrealized appreciation in the Fund's portfolio or undistributed taxable income of the Fund. Consequently, subsequent distributions by the Fund on these shares from such appreciation or income may be taxable to such investor even if the net asset value of the investor's shares is, as a result of the distributions, reduced below the investor's cost for such shares and the distributions economically represent a return of a portion of the investment.

         Redemptions and exchanges are taxable events for shareholders that are subject to tax. Shareholders should consult their own tax advisers with reference to their individual circumstances to determine whether any particular transaction in Fund shares is properly treated as a sale for tax purposes, as the following discussion assumes, and the character of and tax rate applicable to any gains or losses recognized in such transactions under the new rate structure enacted in the 1997 TRA. Any loss realized by a shareholder upon the redemption, exchange or other disposition of shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain with respect to such shares.

         In addition, if Class A shares redeemed or exchanged have been held for less than 91 days, (1) in the case of a reinvestment in the Fund at net asset value pursuant to the reinvestment privilege, the sales charge paid on such shares is not included in their tax basis under the Code, and (2) in the case of an exchange, all or a portion of the sales charge paid on such shares is not included in their tax basis under the Code, to the extent a sales charge that would otherwise apply to the shares received is reduced pursuant to the exchange privilege. In either case, the portion of the sales charge not included in the tax basis of the shares redeemed or surrendered in an exchange is included in the tax basis of the shares acquired in the reinvestment or exchange. Losses on redemptions or other dispositions of shares may be disallowed under "wash sale" rules in the event of other investments in the Fund (including those made pursuant to reinvestment of dividends and/or capital gain distributions) within a period of 61 days beginning 30 days before and ending 30 days after a redemption or other disposition of shares. In such a case, the disallowed portion of any loss would be included in the federal tax basis of the shares acquired in the other investments.


         For purposes of the 70% dividends-received deduction generally available to corporations under the Code, dividends received by the Fund from U.S. domestic corporations in respect of any share of stock with a tax holding period of at least 46 days (91 days in the case of certain preferred stock) held in an unleveraged position and distributed and designated by the Fund may be treated as qualifying dividends. Any corporate shareholder should consult its tax advisor regarding the possibility that its tax basis in its shares may be reduced, for federal income tax purposes, by reason of "extraordinary dividends" received with respect to the shares. In order to qualify for the deduction, corporate shareholders must meet the minimum holding period requirement stated above with respect to their Fund shares, taking into account any holding period reductions from certain hedging or other transactions or positions that diminish their risk of loss with respect to their Fund shares, and, if they borrow to acquire Fund shares, they may be denied a portion of the dividends-received deduction. The entire qualifying dividend, including the otherwise deductible amount, will be included in determining the excess (if any) of a corporation's adjusted current earnings over its alternative minimum taxable income, which may increase a corporation's alternative minimum tax liability.

         The Fund may be subject to withholding and other taxes imposed by foreign countries, including taxes on interest, dividends and capital gains, with respect to its investments in those countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes in some cases. The Fund does not expect to satisfy the requirements for passing through to its shareholders their pro rata shares of qualified foreign taxes paid by the Fund, with the result that shareholders will not include such taxes in their gross incomes and will not be entitled to a tax deduction or credit for such taxes on their own tax returns.

         Different  tax  treatment,   including   penalties  on  certain  excess
contributions and deferrals, certain pre-retirement and post-retirement distributions, and certain prohibited transactions, is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax advisers for more information.

         A state income (and possibly local income and/or intangible property) tax exemption is generally available to the extent (if any) the Fund's distributions are derived from interest on (or, in the case of intangible property taxes, the value of its assets is attributable to) certain U.S. Government obligations, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. The Fund will not seek to satisfy any threshold or reporting requirements that may apply in particular taxing jurisdictions, although the Fund may in its sole discretion provide relevant information to shareholders.

         Federal law requires that the Fund withhold (as "backup withholding") 31% of reportable payments, including dividends, capital gain dividends and the proceeds of redemptions (including exchanges) and repurchases to shareholders who have not complied with Internal Revenue Service ("IRS") regulations. In order to avoid this withholding requirement, shareholders must certify on their Account Applications, or on separate IRS Form W-9, that the Social Security Number or other Taxpayer Identification Number they provide is their correct number and that they are not currently subject to backup withholding, or that they are exempt from backup withholding. The Fund may nevertheless be required to withhold if it receives notice from the IRS or a broker that the number provided is incorrect or backup withholding is applicable as a result of previous underreporting of interest or dividend income.

         If, as anticipated, the Fund qualifies as a regulated investment company under the Code, it will not be required to pay any Massachusetts income, corporate excise or franchise taxes or any Delaware corporation income tax.

         The description of certain federal tax provisions above relates only to U.S. federal income tax consequences for shareholders who are U.S. persons, i.e. U.S. citizens or residents or U.S. corporations, partnerships, trusts or estates, and who are subject to U.S. federal income tax. This description does not address the special tax rules that may be applicable to particular types of investors, such as financial institutions, insurance companies, securities dealers, or tax-exempt or tax-deferred plans, accounts or entities. Investors other than U.S. persons may be subject to different U.S. tax treatment, including a possible 30% non-resident alien U.S. withholding tax (or non-resident alien withholding tax at a lower treaty rate) on amounts treated as ordinary dividends from the Fund and, unless an effective IRS Form W-8 or authorized substitute for Form W-8 is on file, to 31% backup withholding on certain other payments from the Fund. Shareholders should consult their own tax advisers on these matters and on state, local and other applicable tax laws.

12.      SHARES OF THE FUND

General


         The Fund is an open-end investment company established as a Nebraska corporation in 1968 and reorganized as a Delaware business trust in June 1994. Prior to December 1, 1993, the Fund was called Mutual of Omaha Growth Fund, Inc. and prior to June 30, 1994, the Fund was called Pioneer Growth Shares, Inc. Reference to the Fund includes both the Delaware business trust and the Nebraska corporation. The Board of Trustees, as of the date of this Statement of Additional Information, has authorized the issuance of four classes of shares:
Class A, Class B, Class C and Class Y.

         Unless otherwise required by the 1940 Act or the Declaration of Trust, the Fund has no intention of holding annual meetings of shareholders. Shareholders may remove a Trustee by the affirmative vote of at least two-thirds of the Fund's outstanding shares and the Trustees shall promptly call a meeting for such purpose when requested to do so in writing by the record holders of not less than 10% of the outstanding shares of the Fund. Shareholders may, under certain circumstances communicate with other shareholders in connection with requesting a special meeting of shareholders. However, at any time that less than a majority of the Trustees holding office were elected by the shareholders, the Trustees will call a special meeting of shareholders for the purpose of electing Trustees.


         The Declaration of Trust permits the issuance of series of shares in addition to the Fund which would represent interests in separate portfolios of investments. No series would be entitled to share in the assets of any other series or be liable for the expenses or liabilities of any other series.

         In addition to the requirements under Delaware law, the Declaration of Trust provides that shareholders of the Fund may bring a derivative action on behalf of the Fund only if the following conditions are met: (a) shareholders eligible to bring such derivative action under Delaware law who hold at least 10% of the outstanding shares of the Fund, or 10% of the outstanding shares of the series or class to which such action relates, shall join in the request for the Trustees to commence such action; and (b) the Trustees must be afforded a reasonable amount of time to consider such shareholder request and to investigate the basis of such claim. The Trustees shall be entitled to retain counsel or other advisers in considering the merits of the request and shall require an undertaking by the shareholders making such request to reimburse the Fund for the expense of any such advisers in the event that the Trustees determine not to bring such action.

Shareholder and Trustee Liability

         The Fund is organized as a Delaware business trust, and, under Delaware law, the shareholders of such a trust are not generally subject to liability for the debts or obligations of the trust. Similarly, Delaware law provides that the Fund will not be liable for the debts or obligations of any other series of the trust. However, no similar statutory or other authority limiting business trust shareholder liability exists in many other states. As a result, to the extent that a Delaware business trust or a shareholder is subject to the jurisdiction of courts in such other states, the courts may not apply Delaware law and may thereby subject the Delaware business trust shareholders to liability. To guard against this risk, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Fund. Notice of such disclaimer will normally be given in each agreement, obligation or instrument entered into or executed by the Fund or a Trustee. The Declaration of Trust provides for indemnification by the Fund for any loss suffered by a shareholder as a result of an obligation of the Fund. The Declaration of Trust also provides that the Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund and satisfy any judgment thereon. The Trustees believe that, in view of the above, the risk of personal liability of shareholders is remote.

         The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

13.      DETERMINATION OF NET ASSET VALUE


         The net asset value per share of each class of the Fund is determined as of the close of regular trading on the New York Stock Exchange (the "Exchange") (normally 4:00 p.m., Eastern time) on each day the Exchange is open for business. As of the date of this Statement of Additional Information, the Exchange is open for trading every weekday except for the following holidays:
New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share of each class of the Fund is also determined on any other day in which the level of trading in its portfolio securities is sufficiently high that the current net asset value per share might be materially affected by changes in the value of its portfolio securities. On any day in which no purchase orders for the shares of the Fund become effective and no shares are tendered for redemption, the Fund's net asset value per share may not be determined.

         The net asset value per share of each class of the Fund is computed by taking the value of all of the Fund's assets attributable to a class, less the Fund's liabilities attributable to that class, and dividing the result by the number of outstanding shares of the class. For purposes of determining net asset value, expenses of the classes of the Fund are accrued daily and taken into account.


         In determining the value of the assets of the Fund for the purpose of obtaining the net asset value, securities listed or traded on a national or foreign securities exchange shall be valued at their last sales price on the day of valuation or, if there are no sales on that day, at the latest bid quotation. Equity securities traded over-the-counter for which the last sales price on the day of valuation is available shall be valued at that price. All other over-the-counter equity securities for which reliable quotations are readily available shall be valued at their latest bid quotation. Convertible securities traded over-the-counter for which reliable quotations are readily available shall be valued on the basis of valuations furnished by pricing services which utilize electronic data processing techniques to determine the valuations for normal institutional-size trading units of such securities. Securities not valued by the pricing service for which reliable quotations are readily available, shall be valued at market values furnished by recognized dealers in such securities. Short-term obligations with remaining maturities of 60 days or less shall be valued at amortized cost. Securities and other assets for which reliable quotations are not readily available, shall be valued at their fair value as determined in good faith under consistently applied guidelines established by and under the general supervision of the Board of Trustees of the Fund, although the actual calculations may be made by persons acting pursuant to the direction of the Board.


         The Fund's maximum offering price per Class A share is determined by adding the maximum sales charge to the net asset value per Class A share. Class B and Class C shares are offered at net asset value without the imposition of an initial sales charge. Class Y shares are offered without an initial sales charge and are not subject to a CDSC.

14. SYSTEMATIC WITHDRAWAL PLAN (Class A, Class B and Class C Shares only)

         The Systematic Withdrawal Plan ("SWP") is designed to provide a convenient method of receiving fixed payments at regular intervals from shares of the Fund deposited by the applicant under the SWP. The applicant must deposit or purchase for deposit with PSC shares of the Fund having a total value of not less than $10,000. Periodic payments of $50 or more will be deposited, monthly or quarterly, directly into a bank account designated by the applicant, or will be sent to the applicant, or any person designated by him, monthly or quarterly. A designation of a third party to receive checks requires an acceptable signature guarantee. Withdrawals from Class B and Class C share accounts are limited to 10% of the value of the account at the time the withdrawal plan is implemented. See "Waiver or Reduction of Contingent Deferred Sales Charge" in the Prospectus. Designation of another person to receive the checks subsequent to opening an account must be accompanied by a signature guarantee.


         Any income dividends or capital gains distributions on shares under the SWP will be credited to the SWP account on the payment date in full and fractional shares at the net asset value per share in effect on the record date.

         SWP payments are made from the proceeds of the redemption of shares deposited under the SWP in a SWP account. Redemptions are taxable transactions to shareholders. To the extent that such redemptions for periodic withdrawals exceed dividend income reinvested in the SWP account, such redemptions will reduce and may ultimately exhaust the number of shares deposited in the SWP account. In addition, the amounts received by a shareholder cannot be considered as an actual yield or income on his or her investment because part of such payments may be a return of his or her investment.

         The SWP may be terminated at any time (1) by written notice to PSC or from PSC to the shareholder; (2) upon receipt by PSC of appropriate evidence of the shareholder's death; or (3) when all shares under the SWP have been redeemed.

15.      LETTER OF INTENT  (Class A Shares only)_


         A Letter of Intent (an "LOI") may be established by completing the Letter of Intent section of the Account Application. When you sign the Account Application, you agree to irrevocably appoint PSC your attorney-in-fact to surrender for redemption any or all shares held in escrow with full power of substitution. An LOI is not a binding obligation upon the investor to purchase, or the Fund to sell, the full amount indicated.

         If the total purchases, less redemptions, exceed the amount specified under the LOI and are in an amount which would qualify for a further quantity discount, all transactions will be recomputed on the expiration date of the LOI to effect the lower sales charge. Any difference in the sales charge resulting from such recomputation will be either delivered to you in cash or invested in additional shares at the lower sales charge. The dealer, by signing the Account Application, agrees to return to PFD, as part of such retroactive adjustment, the excess of the commission previously reallowed or paid to the dealer over that which is applicable to the actual amount of the total purchases under the LOI.

         If the total purchases, less redemptions, are less than the amount specified under the LOI, you must remit to PFD any difference between the sales charge on the amount actually purchased and the amount originally specified in the LOI section of the Account Application. When the difference is paid, the shares held in escrow will be deposited to your account. If you do not pay the difference in sales charge within 20 days after written request from PFD or your dealer, PSC, after receiving instructions from PFD, will redeem the appropriate number of shares held in escrow to realize the difference and release any excess. See "How to Purchase Fund Shares Letter of Intent" in the Prospectus for more information.


16.      INVESTMENT RESULTS

Quotations, Comparisons, and General Information

         From time to time, in advertisements, in sales literature, or in reports to shareholders, the past performance of the Fund may be illustrated and/or compared with that of other mutual funds with similar investment objectives, and to stock or other relevant indices. For example, total return of the Fund's classes may be compared to rankings prepared by Lipper Analytical Services, Inc., a widely recognized independent service which monitors mutual fund performance; the Standard & Poor's 500 Stock Index ("S&P 500"), an index of unmanaged groups of common stock; the Dow Jones Industrial Average, a recognized unmanaged index of common stocks of 30 industrial companies listed on the New York Stock Exchange; or The Frank Russell Indexes ("Russell 1000," "2000," "2500," "3000,") or the Wilshire Total Market Value Index ("Wilshire 5000"), two recognized unmanaged indices of broad based common stocks.

         In addition, the performance of the classes of the Fund may be compared to alternative investment or savings vehicles and/or to indices or indicators of economic activity, e.g., inflation or interest rates. Performance rankings and listings reported in newspapers or national business and financial publications, such as Barron's, Business Week, Consumers Digest, Consumer Reports, Financial World, Forbes, Fortune, Investors Business Daily, Kiplinger's Personal Finance Magazine, Money Magazine, New York Times, Smart Money, USA Today, U.S. News and World Report, The Wall Street Journal, and Worth may also be cited (if the Fund is listed in any such publication) or used for comparison, as well as performance listings and rankings from various other sources including Bloomberg Financial Markets, CDA/Wiesenberger, Donoghue's Mutual Fund Almanac, Investment Company Data, Inc., Johnson's Charts, Kanon Bloch Carre and Co., Lipper Analytical Services, Inc., Micropal, Inc., Morningstar, Inc., Schabacker Investment Management and Towers Data Systems, Inc.

         In addition, from time to time quotations from articles from financial publications such as those listed above may be used in advertisements in sales literature, or in reports to shareholders of the Fund.

         The Fund may also present, from time to time, historical information depicting the value of a hypothetical account in one or more classes of the Fund since the Fund's inception.

         In presenting investment results, the Fund may also include references to certain financial planning concepts, including (a) an investor's need to evaluate his financial assets and obligations to determine how much to invest;
(b) his need to analyze the objectives of various investments to determine where to invest; and (c) his need to analyze his time frame for future capital needs to determine how long to invest. The investor controls these three factors, all of which affect the use of investments in building assets.

Standardized Average Annual Total Return Quotations

         One of the primary methods used to measure the performance of a class of the Fund is "total return." Total return will normally represent the percentage change in value of an account, or of a hypothetical investment in a class of the Fund, over any period up to the lifetime of that class of the Fund. Total return calculations will usually assume the reinvestment of all dividends and capital gains distributions and will be expressed as a percentage increase or decrease from an initial value, for the entire period or for one or more specified periods within the entire period. Total return percentages for periods of less than one year will usually be annualized; total return percentages for periods longer than one year will usually be accompanied by total return percentages for each year within the period and/or by the average annual compounded total return for the period. The income and capital components of a given return may be separated and portrayed in a variety of ways in order to illustrate their relative significance. Performance may also be portrayed in terms of cash or investment values, without percentages. Past performance cannot guarantee any particular future result.

         The Fund's average annual total return quotations for each of its classes as that information may appear in the Fund's Prospectus or in advertising are calculated by standard methods prescribed by the Securities and Exchange Commission (the "SEC").

         Average annual total return quotations for each Class of Fund shares are computed by finding the average annual compounded rates of return that would cause a hypothetical investment in the class made on the first day of a designated period (assuming all dividends and distributions are reinvested) to equal the ending redeemable value of such hypothetical investment on the last day of the designated period in accordance with the following formula:
                                 n
                           P(1+T)  =  ERV

Where: P = a hypothetical initial payment of $1000 (less the maximum sales load for Class A Shares or the deduction of the CDSC on Class B or Class C Shares at the end of the period). For Class Y Shares, no sales load or deduction of a CDSC is applicable.


           T       =      average annual total return

           n       =      number of years

           ERV     =      ending redeemable value of the hypothetical $1000
                          initial payment made at the beginning of the designated period (or fractional portion thereof)

For purposes of the above computation, it is assumed that all dividends and distributions made by the Fund are reinvested at net asset value during the designated period. The average annual total return quotation is determined to the nearest 1/100 of 1%.


         The total returns for each Class of shares of the Fund as of December 31, 1997 were as follows:


                                  Average Annual Total Return (%)

                One Year  Five Years    Ten Years    Commencement*


Class A Shares    35.76      18.74        19.31          9.98
Class B Shares    38.75       N/A          N/A           31.81
Class C Shares    43.44       N/A          N/A           35.88

*Commencement was 5/17/68 for Class A shares and 4/28/95 for Class B shares. Class C Shares were first offered January 31, 1996. Class Y shares were first offered on May 1, 1998.


         In determining the average annual total return (calculated as provided above), recurring fees, if any, that are charged to all shareholder accounts of a particular class of shares are taken into consideration. For any account fees that vary with the size of the account, the account fee used for purposes of the above computation is assumed to be the fee that would be charged to the Fund's mean account size.

Automated Information Line (FactFone(SM))

         FactFone(SM),  Pioneer's  24-hour  automated  information  line, allows
shareholders   to  dial   toll-free   1-800-225-4321   and  hear  recorded  fund
information, including:

         o        net asset value prices for all Pioneer mutual funds;

         o        annualized 30-day yields on Pioneer's fixed income funds;

         o annualized 7-day yields and 7-day effective (compound) yields for Pioneer money market fund; and

         o dividends and capital gains distributions for all Pioneer mutual funds.

         Yields  are  calculated  in  accordance  with  SEC  mandated   standard
formulas.

         In  addition,   by  using  a  personal   identification  number  (PIN),
shareholders may access their account balance and last three transactions and may order a duplicate statement.


         All performance numbers communicated through FactFone(SM) represent past performance, and figures for all bond funds include the maximum applicable sales charge. A shareholder's actual yield and total return will vary with changing market conditions. The value of Class A, Class B, Class C and Class Y Shares (except for Pioneer Cash Reserves Fund, which seeks a stable $1.00 share price) will also vary, and such shares may be worth more or less at redemption than their original cost. Certain FactFoneSM features are not available to Class Y shareholders.


17.      GENERAL INFORMATION

         The Fund is registered with the SEC as a diversified, open-end management investment company. Such registration does not involve supervision by the SEC of the management or policies of the Fund. For further information with respect to the Fund and the securities offered hereby, reference is made to the registration statement filed with the SEC, including all exhibits thereto. Annual and semiannual reports of the Fund are mailed to each shareholder.

18.      FINANCIAL STATEMENTS


         The Fund's financial statements for the year ended December 31, 1997 are included in the Fund's Annual Report to Shareholders (filed electronically on February [ ], 1998 file no. 2-28274; accession number [ ]), which report is incorporated by reference into and is attached to this Statement of Additional Information. The Fund's Annual Report to Shareholders is so incorporated and attached in reliance upon the report of Arthur Andersen LLP, independent public accountants, as experts in accounting and auditing. A copy of the Fund's Annual Report may be obtained without charge by calling Shareholder Services at 1-800-225-6292 or by written request to the Fund at 60 State Street, Boston, Massachusetts 02109.

                             Pioneer Growth Shares A

     Date             Initial          Offering      Sales Charge        Shares         Net Asset       Initial Net
                    Investment          Price          Included        Purchased          Value            Asset
                                                                                      Per Share          Value

   12/31/86          $10,000          $7.5200           5.75%           1,329.87         $7.0900           $9,425

                     Dividends and Capital Gains Reinvested

                                 Value of Shares

  Date             From Investment  From Cap Gains   From Dividends  Total Value
                                        Reinvested       Reinvested

12/31/87          $    8,338         $    677         $    89        $   9,104
12/31/88               9,827            1,171             201        $  11,199
12/31/89              11,901            2,690             373        $  14,964
12/31/90              10,066            3,197             448        $  13,711
12/31/91              16,316            5,181             766        $  22,263
12/31/92              16,515            5,245             775        $  22,535
12/31/93              16,782            6,885             787        $  24,454
12/31/94              11,769           11,498             552        $  23,819
12/31/95              13,457           16,765             700        $  30,922
12/31/96              15,573           22,874             810        $  39,257



                             Pioneer Growth Shares B

   Date         Initial       Offering Price     Sales Charge    Shares Purchased  Net Asset Value   Initial Net
               Investment                          Included                                             Asset
                                                                                      Per Share         Value

  4/28/95       $10,000           $9.6800            0.00%           1,033.058         $9.6800         $10,000

                     Dividends and Capital Gains Reinvested

                                 Value of Shares

                         From Cap. Gains     From Dividends        Contingent
               From                                               Deferred Sales
   Date      Investment    Reinvested         Reinvested            Charge             Total Value       CDSC %
 12/31/95   $10,403          $1,388              $35                 $400              $11,426            4.00%
 12/31/96   $11,931          $2,926              $40                 $400              $14,497            4.00%


                             Pioneer Growth Shares C


                                                                                   Net Asset Value
                Initial                          Sales Charge    Shares Purchased    Per Shares      Initial Net
   Date        Investment     Offering Price       Included                                          Asset Value
  1/31/96       $10,000          $10.1000            0.00%            990.099         $10.1000         $10,000

                     Dividends and Capital Gains Reinvested


                                 Value of Shares


                                  From Cap.        From Dividends        Contingent
                    From            Gains            Reinvested        Deferred Sales      Total Value          CDSC
    Date         Investment       Reinvested                               Charge                            Percentage
  12/31/96        $11,436          $1,125               $0                 $100             $12,431           1.00%


                                   APPENDIX A


                     DESCRIPTION OF CORPORATE BOND RATINGS1


MOODY'S INVESTORS SERVICE, INC.

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A: Bonds which are rated A posses many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicated that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicated a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

STANDARD & POOR'S

AAA: An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated AA differs from the highest-rated obligations only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A: An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's capacity to meet its financial commitment on the obligation.

B: An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC:  An obligation rated CC is currently highly vulnerable to nonpayment.

C: The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D: An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments are jeopardized.

PLUS (+) OR MINUS (-): The rating from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

r: This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities;
obligations exposed to severe prepayment risk, such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

                                   APPENDIX B


                             COMPARATIVE PERFORMANCE
                               INDEX DESCRIPTIONS


The following securities indices are well known, unmanaged measures of market performance. Advertisements and sales literature for the Fund may refer to these indices or may present comparisons between the performance of the Fund and one or more of the indices. Other indices may also be used, if appropriate. The indices are not available for direct investment. The data presented are not meant to be indicative of the performance of the Fund, do not reflect past performance and do not guarantee future results.

S&P 500
This index is a readily available, carefully constructed, market value weighted benchmark of common stock performance. Currently, the S&P 500 includes 500 of the largest stocks (in terms of stock market value) in the U.S.

DOW JONES INDUSTRIAL AVERAGE
This is a total return index based on the performance of stocks of 30 blue chip companies widely held by individuals and institutional investors. The 30 stocks represent about a fifth of the $8 trillion-plus market value of all U.S. stocks and about a fourth of the value of stocks listed on the New York Stock Exchange
(NYSE).

U.S. SMALL STOCK INDEX
This index is a market value weighted index of the ninth and tenth deciles of the NYSE, plus stocks listed on the American Stock Exchange and over the counter with the same or less capitalization as the upper bound of the NYSE ninth decile.

U.S. INFLATION
The Consumer Price Index for All Urban Consumers (CPI-U), not seasonally adjusted, is used to measure inflation, which is the rate of change of consumer goods prices. Unfortunately, the inflation rate as derived by the CPI is not measured over the same period as the other asset returns. All of the security returns are measured from one month-end to the next month-end. CPI commodity prices are collected during the month. Thus, measured inflation rates lag the other series by about one-half month. Prior to January 1978, the CPI (as compared with CPI-U) was used. Both inflation measures are constructed by the U.S. Department of Labor, Bureau of Labor Statistics, Washington, DC.

S&P/BARRA INDEXES
The S&P/BARRA Growth and Value Indexes are constructed by dividing the stocks in the S&P 500 according to price-to-book ratios. The Growth Index contains stocks with higher price-to-book ratios, and the Value Index contains stocks with lower price-to-book ratios. Both indexes are market capitalization weighted.

MERRILL LYNCH MICRO-CAP INDEX
The Merrill Lynch Micro-Cap Index represents the performance of 2,148 stocks ranging in market capitalization from $5 million to $60 million. Index returns are calculated monthly.

LONG-TERM U.S. GOVERNMENT BONDS
The total returns on long-term government bonds after 1977 are constructed with data from The Wall Street Journal and are calculated as the change in the flat price or and-interest price. From 1926 to 1976, data are obtained from the government bond file at the Center for Research in Security Prices (CRSP), Graduate School of Business, University of Chicago. Each year, a one-bond portfolio with a term of approximately 20 years and a reasonably current coupon was used and whose returns did not reflect potential tax benefits, impaired negotiability or special redemption or call privileges. Where callable bonds had to be used, the term of the bond was assumed to be a simple average of the maturity and first call dates minus the current date. The bond was "held" for the calendar year and returns were computed.

INTERMEDIATE-TERM U.S. GOVERNMENT BONDS
Total returns of intermediate-term government bonds after 1977 are calculated from The Wall Street Journal prices, using the change in flat price. Returns from 1934 to 1976 are obtained from the CRSP government bond file.

Each year, one-bond portfolios are formed, the bond chosen is the shortest noncallable bond with a maturity not less than five years, and this bond is "held" for the calendar year. Monthly returns are computed. (Bonds with impaired negotiability or special redemption privileges are omitted, as are partially or fully tax-exempt bonds starting with 1943.) From 1934 to 1942, almost all bonds with maturities near five years were partially or fully tax-exempt and were selected using the rules described above. Personal tax rates were generally low in that period, so that yields on tax-exempt bonds were similar to yields on taxable bonds. From 1926 to 1933, there are few bonds suitable for construction of a series with a five-year maturity. For this period, five-year bond yield estimates are used.

Morgan Stanley Capital International ("MSCI")
MSCI's indices are based on the share prices of approximately 1,700 companies listed on stock exchanges in the 22 countries that make up the MSCI World Index. MSCI's emerging market indices are comprised of approximately 1000 stocks from 26 countries.

Countries in the MSCI EAFE Index are: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Malaysia, Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland and United Kingdom.

Countries in the MSCI Emerging Markets Free Index are: Argentina, Brazil, Canada, Chile, China, Czech Republic, Colombia, Greece, Hong Kong, Hungary, Indonesia, Jordan, Korea (at 50%), Malaysia, Mexico Free, Pakistan, Peru,
Philippines Free, Poland, Portugal, South Africa, Sri Lanka, Taiwan (at 50%), Thailand Free, Turkey and Venezuela Free.

6-MONTH CDs
Data sources include the Federal Reserve Bulletin and The Wall Street Journal.

LONG-TERM U.S. CORPORATE BONDS
Since 1969, corporate bond total returns are represented by the Salomon Brothers Long-Term High-Grade Corporate Bond Index. As most large corporate bond transactions take place over the counter, a major dealer is the natural source of these data. The index includes nearly all Aaa- and Aa-rated bonds. If a bond is downgraded during a particular month, its return for the month is included in the index before removing the bond from future portfolios.

From 1926 to 1968 the total returns were calculated by summing the capital appreciation returns and the income returns. For the period 1946 to 1968, Ibbotson and Sinquefield backdated the Salomon Brothers' index, using Salomon Brothers' monthly yield data with a methodology similar to that used by Salomon Brothers for 1969 to 1991. Capital appreciation returns were calculated from yields assuming (at the beginning of each monthly holding period) a 20-year maturity, a bond price equal to par, and a coupon equal to the beginning-of-period yield. For the period 1926 to 1945, Standard & Poor's monthly high-grade corporate composite yield data were used, assuming a 4% coupon and a 20-year maturity. The conventional present-value formula for bond price for the beginning and end-of-month prices was used. (This formula is presented in Ross, Stephen A., and Randolph W. Westerfield, Corporate Finance, Times Mirror/Mosby, St. Louis, 1990, p. 97 ["Level-Coupon Bonds"].) The monthly income return was assumed to be one-twelfth the coupon.

U.S. (30-DAY) TREASURY BILLS
For the U.S. Treasury Bill Index, data from The Wall Street Journal are used after 1977; the CRSP government bond file is the source until 1976. Each month a one-bill portfolio containing the shortest-term bill having not less than one month to maturity is constructed. (The bill's original term to maturity is not relevant.) To measure holding period returns for the one-bill portfolio, the bill is priced as of the last trading day of the previous month-end and as of the last trading day of the current month.

NATIONAL ASSOCIATION OF REAL ESTATE INVESTMENT TRUSTS ("NAREIT")EQUITY REIT INDEX All of the data are based upon the last closing price of the month for all tax-qualified REITs listed on the NYSE, AMEX and NASDAQ. The data are market-value-weighted. Prior to 1987 REITs were added to the index the January following their listing. Since 1987 newly formed or listed REITs are added to the total shares outstanding figure in the month that the shares are issued. Only common shares issued by the REIT are included in the index. The total return calculation is based upon the weighting at the beginning of the period. Only those REITs listed for the entire period are used in the total return calculation. Dividends are included in the month based upon their payment date. There is no smoothing of income. Liquidating dividends, whether full or partial, are treated as income.

RUSSELL U.S. EQUITY INDEXES
The Russell 3000(R) Index (the "Russell 3000") is comprised of the 3,000 largest U.S. companies as determined by market capitalization representing approximately 98% of the U.S. equity market. The average market capitalization is approximately $2.8 billion. The Russell 2500TM Index measures performance of the 2,500 smallest companies in the Russell 3000. The average market capitalization is approximately $733.4 million, and the largest company in the index has an approximate market capitalization of $2.9 billion. The Russell 2000(R) Index measures performance of the 2,000 smallest stocks in the Russell 3000; the largest company in the index has a market capitalization of approximately $1.1 billion. The Russell 1000(R) Index (the "Russell 1000") measures the performance of the 1,000 largest companies in the Russell 3000. The average market capitalization is approximately $7.6 billion. The smallest company in the index has an approximate market capitalization of $1.1 billion. The Russell MidcapTM Index measures performance of the 800 smallest companies in the Russell 1000. The largest company in the index has an approximate market capitalization of $8.0 billion.

The Russell indexes are reconstituted annually as of June 1, based on May 31 market capitalization rankings.

WILSHIRE REAL ESTATE SECURITIES INDEX
The Wilshire Real Estate Securities Index is a market capitalization weighted index of 120 publicly traded real estate securities, such as REITs, real estate operating companies ("REOCs") and partnerships.

The index contains performance data on five major categories of property: office, retail, industrial, apartment and miscellaneous. The companies in the index are 91.66% equity and hybrid REITs and 8.33% REOCs.

STANDARD & POOR'S MIDCAP 400 INDEX
The S&P 400 is a market-value-weighted index. The performance data for the index were calculated by taking the stocks presently in the index and tracking them backwards in time as long as there were prices reported. No attempt was made to determine what stocks "might have been" in the S&P 400 five or ten years ago had it existed. Dividends are reinvested on a monthly basis prior to June 30, 1991, and are reinvested daily thereafter.

LIPPER BALANCED FUNDS INDEX
This index represents equally weighted performance, adjusted for capital gains distributions and income dividends, of approximately 30 of the largest funds with a primary objective of conserving principal by maintaining at all times a balanced portfolio of stocks and bonds. Typically, the stock/bond ratio ranges around 60%/40%.

BANK SAVINGS ACCOUNT
Data sources include the U.S. League of Savings Institutions Sourcebook; average annual yield on savings deposits in FSLIC [FDIC] insured savings institutions for the years 1963 to 1987; and The Wall Street Journal thereafter.

Sources: Ibbotson Associates, Towers Data Systems, Lipper Analytical Services, Inc. and PGI

                  PERFORMANCE STATISTICS - TOTAL RETURN PERCENT

                              Dow                                        S&P/          S&P/
                 S&P          Jones        U.S. Small                    BARRA          BARRA        Merrill Lynch
                 500        Industrial        Stock         U. S.         500            500           Micro-Cap
                Index        Average          Index       Inflation      Growth         Value            Index

----------------------------------------------------------------------------------------------------------------------

Dec 1925         N/A           N/A             N/A           N/A          N/A            N/A              N/A
Dec 1926        11.62          N/A            0.28          -1.49         N/A            N/A              N/A
Dec 1927        37.49          N/A            22.10         -2.08         N/A            N/A              N/A
Dec 1928        43.61         55.38           39.69         -0.97         N/A            N/A              N/A
Dec 1929        -8.42         -13.64         -51.36         0.20          N/A            N/A              N/A
Dec 1930        -24.90        -30.22         -38.15         -6.03         N/A            N/A              N/A
Dec 1931        -43.34        -49.02         -49.75         -9.52         N/A            N/A              N/A
Dec 1932        -8.19         -16.88          -5.39        -10.30         N/A            N/A              N/A
Dec 1933        53.99         73.72          142.87         0.51          N/A            N/A              N/A
Dec 1934        -1.44          8.08           24.22         2.03          N/A            N/A              N/A
Dec 1935        47.67         43.77           40.19         2.99          N/A            N/A              N/A
Dec 1936        33.92         30.23           64.80         1.21          N/A            N/A              N/A
Dec 1937        -35.03        -28.88         -58.01         3.10          N/A            N/A              N/A
Dec 1938        31.12         33.16           32.80         -2.78         N/A            N/A              N/A
Dec 1939        -0.41          1.31           0.35          -0.48         N/A            N/A              N/A
Dec 1940        -9.78         -7.96           -5.16         0.96          N/A            N/A              N/A
Dec 1941        -11.59        -9.88           -9.00         9.72          N/A            N/A              N/A
Dec 1942        20.34         14.13           44.51         9.29          N/A            N/A              N/A
Dec 1943        25.90         19.06           88.37         3.16          N/A            N/A              N/A
Dec 1944        19.75         17.19           53.72         2.11          N/A            N/A              N/A
Dec 1945        36.44         31.60           73.61         2.25          N/A            N/A              N/A
Dec 1946        -8.07         -4.40          -11.63         18.16         N/A            N/A              N/A
Dec 1947         5.71          7.61           0.92          9.01          N/A            N/A              N/A
Dec 1948         5.50          4.27           -2.11         2.71          N/A            N/A              N/A
Dec 1949        18.79         20.92           19.75         -1.80         N/A            N/A              N/A
Dec 1950        31.71         26.40           38.75         5.79          N/A            N/A              N/A
Dec 1951        24.02         21.77           7.80          5.87          N/A            N/A              N/A
Dec 1952        18.37         14.58           3.03          0.88          N/A            N/A              N/A
Dec 1953        -0.99          2.02           -6.49         0.62          N/A            N/A              N/A
Dec 1954        52.62         51.25           60.58         -0.50         N/A            N/A              N/A
Dec 1955        31.56         26.58           20.44         0.37          N/A            N/A              N/A
Dec 1956         6.56          7.10           4.28          2.86          N/A            N/A              N/A
Dec 1957        -10.78        -8.63          -14.57         3.02          N/A            N/A              N/A
Dec 1958        43.36         39.31           64.89         1.76          N/A            N/A              N/A
Dec 1959        11.96         20.21           16.40         1.50          N/A            N/A              N/A
Dec 1960         0.47         -6.14           -3.29         1.48          N/A            N/A              N/A
Dec 1961        26.89         22.60           32.09         0.67          N/A            N/A              N/A
Dec 1962        -8.73         -7.43          -11.90         1.22          N/A            N/A              N/A
Dec 1963        22.80         20.83           23.57         1.65          N/A            N/A              N/A

                  PERFORMANCE STATISTICS - TOTAL RETURN PERCENT
                               Dow                                        S&P/          S&P/
                 S&P          Jones        U.S. Small                  BARRA 500        BARRA        Merrill Lynch
                 500        Industrial        Stock         U. S.        Growth          500           Micro-Cap
                Index        Average          Index       Inflation                     Value            Index

----------------------------------------------------------------------------------------------------------------------

Dec 1964        16.48         18.85           23.52         1.19          N/A            N/A              N/A
Dec 1965        12.45         14.39           41.75         1.92          N/A            N/A              N/A
Dec 1966        -10.06        -15.78          -7.01         3.35          N/A            N/A              N/A
Dec 1967        23.98         19.16           83.57         3.04          N/A            N/A              N/A
Dec 1968        11.06          7.93           35.97         4.72          N/A            N/A              N/A
Dec 1969        -8.50         -11.78         -25.05         6.11          N/A            N/A              N/A
Dec 1970         4.01          9.21          -17.43         5.49          N/A            N/A              N/A
Dec 1971        14.31          9.83           16.50         3.36          N/A            N/A              N/A
Dec 1972        18.98         18.48           4.43          3.41          N/A            N/A              N/A
Dec 1973        -14.66        -13.28         -30.90         8.80          N/A            N/A              N/A
Dec 1974        -26.47        -23.58         -19.95         12.20         N/A            N/A              N/A
Dec 1975        37.20         44.75           52.82         7.01         31.72          43.38             N/A
Dec 1976        23.84         22.82           57.38         4.81         13.84          34.93             N/A
Dec 1977        -7.18         -12.84          25.38         6.77         -11.82         -2.57             N/A
Dec 1978         6.56          2.79           23.46         9.03          6.78          6.16             27.76
Dec 1979        18.44         10.55           43.46         13.31        15.72          21.16            43.18
Dec 1980        32.42         22.17           39.88         12.40        39.40          23.59            32.32
Dec 1981        -4.91         -3.57           13.88         8.94         -9.81          0.02              9.18
Dec 1982        21.41         27.11           28.01         3.87         22.03          21.04            33.62
Dec 1983        22.51         25.97           39.67         3.80         16.24          28.89            42.44
Dec 1984         6.27          1.31           -6.67         3.95          2.33          10.52            -14.97
Dec 1985        32.16         33.55           24.66         3.77         33.31          29.68            22.89
Dec 1986        18.47         27.10           6.85          1.13         14.50          21.67             3.45
Dec 1987         5.23          5.48           -9.30         4.41          6.50          3.68             -13.84
Dec 1988        16.81         16.14           22.87         4.42         11.95          21.67            22.76
Dec 1989        31.49         32.19           10.18         4.65         36.40          26.13             8.06
Dec 1990        -3.17         -0.56          -21.56         6.11          0.20          -6.85            -29.55
Dec 1991        30.55         24.19           44.63         3.06         38.37          22.56            57.44
Dec 1992         7.67          7.41           23.35         2.90          5.07          10.53            36.62
Dec 1993         9.99         16.94           20.98         2.75          1.68          18.60            31.32
Dec 1994         1.31          5.06           3.11          2.67          3.13          -0.64             1.81
Dec 1995        37.43         36.84           34.46         2.54         38.13          36.99            30.70
Dec 1996        23.07         28.84           17.62        3.3258        23.96          21.99            13.88
Dec 1997        33.36         24.88           22.78         1.92         36.52          29.98            24.61



                  PERFORMANCE STATISTICS - TOTAL RETURN PERCENT

                  Long-       Intermediate-      MSCI                      Long-
                  Term          Term U.S.        EAFE         6-         Term U.S.          U.S.
               U.S. Gov't      Government       (Net of      Month       Corporate         T-Bill
                  Bonds           Bonds         Taxes)        CDs          Bonds         (30- Day)

------------------------------------------------------------------------------------------------------

Dec 1925           N/A             N/A            N/A         N/A           N/A             N/A
Dec 1926          7.77            5.38            N/A         N/A           7.37            3.27
Dec 1927          8.93            4.52            N/A         N/A           7.44            3.12
Dec 1928          0.10            0.92            N/A         N/A           2.84            3.56
Dec 1929          3.42            6.01            N/A         N/A           3.27            4.75
Dec 1930          4.66            6.72            N/A         N/A           7.98            2.41
Dec 1931          -5.31           -2.32           N/A         N/A          -1.85            1.07
Dec 1932          16.84           8.81            N/A         N/A          10.82            0.96
Dec 1933          -0.07           1.83            N/A         N/A          10.38            0.30
Dec 1934          10.03           9.00            N/A         N/A          13.84            0.16
Dec 1935          4.98            7.01            N/A         N/A           9.61            0.17
Dec 1936          7.52            3.06            N/A         N/A           6.74            0.18
Dec 1937          0.23            1.56            N/A         N/A           2.75            0.31
Dec 1938          5.53            6.23            N/A         N/A           6.13           -0.02
Dec 1939          5.94            4.52            N/A         N/A           3.97            0.02
Dec 1940          6.09            2.96            N/A         N/A           3.39            0.00
Dec 1941          0.93            0.50            N/A         N/A           2.73            0.06
Dec 1942          3.22            1.94            N/A         N/A           2.60            0.27
Dec 1943          2.08            2.81            N/A         N/A           2.83            0.35
Dec 1944          2.81            1.80            N/A         N/A           4.73            0.33
Dec 1945          10.73           2.22            N/A         N/A           4.08            0.33
Dec 1946          -0.10           1.00            N/A         N/A           1.72            0.35
Dec 1947          -2.62           0.91            N/A         N/A          -2.34            0.50
Dec 1948          3.40            1.85            N/A         N/A           4.14            0.81
Dec 1949          6.45            2.32            N/A         N/A           3.31            1.10
Dec 1950          0.06            0.70            N/A         N/A           2.12            1.20
Dec 1951          -3.93           0.36            N/A         N/A          -2.69            1.49
Dec 1952          1.16            1.63            N/A         N/A           3.52            1.66
Dec 1953          3.64            3.23            N/A         N/A           3.41            1.82
Dec 1954          7.19            2.68            N/A         N/A           5.39            0.86
Dec 1955          -1.29           -0.65           N/A         N/A           0.48            1.57
Dec 1956          -5.59           -0.42           N/A         N/A          -6.81            2.46
Dec 1957          7.46            7.84            N/A         N/A           8.71            3.14
Dec 1958          -6.09           -1.29           N/A         N/A          -2.22            1.54
Dec 1959          -2.26           -0.39           N/A         N/A          -0.97            2.95
Dec 1960          13.78           11.76           N/A         N/A           9.07            2.66



                  PERFORMANCE STATISTICS - TOTAL RETURN PERCENT
                  Long-       Intermediate-      MSCI                      Long-
                  Term          Term U.S.        EAFE         6-         Term U.S.          U.S.
               U.S. Gov't      Government       (Net of      Month       Corporate         T-Bill
                  Bonds           Bonds         Taxes)        CDs          Bonds         (30- Day)

------------------------------------------------------------------------------------------------------

Dec 1961          0.97            1.85            N/A         N/A           4.82            2.13
Dec 1962          6.89            5.56            N/A         N/A           7.95            2.73
Dec 1963          1.21            1.64            N/A         N/A           2.19            3.12
Dec 1964          3.51            4.04            N/A        4.178          4.77            3.54
Dec 1965          0.71            1.02            N/A        4.68          -0.46            3.93
Dec 1966          3.65            4.69            N/A        5.76           0.20            4.76
Dec 1967          -9.18           1.01            N/A        5.478         -4.95            4.21
Dec 1968          -0.26           4.54            N/A        6.454          2.57            5.21
Dec 1969          -5.07           -0.74           N/A        8.701         -8.09            6.58
Dec 1970          12.11           16.86         -11.66       7.06          18.37            6.52
Dec 1971          13.23           8.72           29.59       5.36          11.01            4.39
Dec 1972          5.69            5.16           36.35       5.398          7.26            3.84
Dec 1973          -1.11           4.61          -14.92       8.60           1.14            6.93
Dec 1974          4.35            5.69          -23.16       10.20         -3.06            8.00
Dec 1975          9.20            7.83           35.39       6.51          14.64            5.80
Dec 1976          16.75           12.87          2.54        5.22          18.65            5.08
Dec 1977          -0.69           1.41           18.06       6.11           1.71            5.12
Dec 1978          -1.18           3.49           32.62       10.21         -0.07            7.18
Dec 1979          -1.23           4.09           4.75        11.90         -4.18           10.38
Dec 1980          -3.95           3.91           22.58       12.33         -2.76           11.24
Dec 1981          1.86            9.45           -2.28      15.5049        -1.24           14.71
Dec 1982          40.36           29.10          -1.86       12.18         42.56           10.54
Dec 1983          0.65            7.41           23.69       9.65           6.26            8.80
Dec 1984          15.48           14.02          7.38        10.65         16.86            9.85
Dec 1985          30.97           20.33          56.16       7.82          30.09            7.72
Dec 1986          24.53           15.14          69.44       6.30          19.85            6.16
Dec 1987          -2.71           2.90           24.63       6.59          -0.27            5.47
Dec 1988          9.67            6.10           28.27       8.15          10.70            6.35
Dec 1989          18.11           13.29          10.54       8.27          16.23            8.37
Dec 1990          6.18            9.73          -23.45       7.85           6.78            7.81
Dec 1991          19.30           15.46          12.13       4.95          19.89            5.60
Dec 1992          8.05            7.19          -12.17       3.27           9.39            3.51
Dec 1993          18.24           11.24          32.56       2.88          13.19            2.90
Dec 1994          -7.77           -5.14          7.78        5.40          -5.76            3.90
Dec 1995          31.67           16.80          11.21       5.21          27.20            5.60
Dec 1996          -0.93           2.10           6.05        5.21           1.40            5.21
Dec 1997          15.85           8.38           1.78        5.71          12.95            5.26


                  PERFORMANCE STATISTICS - TOTAL RETURN PERCENT
                NAREIT-                                                   Lipper           MSCI
                 Equity       Russell       Wilshire                     Balanced        Emerging           Bank
                  REIT         2000       Real Estate        S&P           Fund          Markets          Savings
                 Index         Index       Securities       MidCap         Index        Free Index        Account
                                                             400
                                                            Index

-----------------------------------------------------------------------------------------------------------------------

Dec 1925          N/A           N/A           N/A            N/A            N/A            N/A              N/A
Dec 1926          N/A           N/A           N/A            N/A            N/A            N/A              N/A
Dec 1927          N/A           N/A           N/A            N/A            N/A            N/A              N/A
Dec 1928          N/A           N/A           N/A            N/A            N/A            N/A              N/A
Dec 1929          N/A           N/A           N/A            N/A            N/A            N/A              N/A
Dec 1930          N/A           N/A           N/A            N/A            N/A            N/A              5.30
Dec 1931          N/A           N/A           N/A            N/A            N/A            N/A              5.10
Dec 1932          N/A           N/A           N/A            N/A            N/A            N/A              4.10
Dec 1933          N/A           N/A           N/A            N/A            N/A            N/A              3.40
Dec 1934          N/A           N/A           N/A            N/A            N/A            N/A              3.50
Dec 1935          N/A           N/A           N/A            N/A            N/A            N/A              3.10
Dec 1936          N/A           N/A           N/A            N/A            N/A            N/A              3.20
Dec 1937          N/A           N/A           N/A            N/A            N/A            N/A              3.50
Dec 1938          N/A           N/A           N/A            N/A            N/A            N/A              3.50
Dec 1939          N/A           N/A           N/A            N/A            N/A            N/A              3.40
Dec 1940          N/A           N/A           N/A            N/A            N/A            N/A              3.30
Dec 1941          N/A           N/A           N/A            N/A            N/A            N/A              3.10
Dec 1942          N/A           N/A           N/A            N/A            N/A            N/A              3.00
Dec 1943          N/A           N/A           N/A            N/A            N/A            N/A              2.90
Dec 1944          N/A           N/A           N/A            N/A            N/A            N/A              2.80
Dec 1945          N/A           N/A           N/A            N/A            N/A            N/A              2.50
Dec 1946          N/A           N/A           N/A            N/A            N/A            N/A              2.20
Dec 1947          N/A           N/A           N/A            N/A            N/A            N/A              2.30
Dec 1948          N/A           N/A           N/A            N/A            N/A            N/A              2.30
Dec 1949          N/A           N/A           N/A            N/A            N/A            N/A              2.40
Dec 1950          N/A           N/A           N/A            N/A            N/A            N/A              2.50
Dec 1951          N/A           N/A           N/A            N/A            N/A            N/A              2.60
Dec 1952          N/A           N/A           N/A            N/A            N/A            N/A              2.70
Dec 1953          N/A           N/A           N/A            N/A            N/A            N/A              2.80
Dec 1954          N/A           N/A           N/A            N/A            N/A            N/A              2.90
Dec 1955          N/A           N/A           N/A            N/A            N/A            N/A              2.90
Dec 1956          N/A           N/A           N/A            N/A            N/A            N/A              3.00
Dec 1957          N/A           N/A           N/A            N/A            N/A            N/A              3.30
Dec 1958          N/A           N/A           N/A            N/A            N/A            N/A              3.38
Dec 1959          N/A           N/A           N/A            N/A            N/A            N/A              3.53
Dec 1960          N/A           N/A           N/A            N/A           5.77            N/A              3.86
Dec 1961          N/A           N/A           N/A            N/A           20.59           N/A              3.90



                  PERFORMANCE STATISTICS - TOTAL RETURN PERCENT
                NAREIT-                                                   Lipper           MSCI
                 Equity       Russell       Wilshire                     Balanced        Emerging           Bank
                  REIT         2000       Real Estate        S&P           Fund          Markets          Savings
                 Index         Index       Securities       MidCap         Index        Free Index        Account
                                                             400
                                      Index

-----------------------------------------------------------------------------------------------------------------------

Dec 1962          N/A           N/A           N/A            N/A           -6.80           N/A              4.08
Dec 1963          N/A           N/A           N/A            N/A           13.10           N/A              4.17
Dec 1964          N/A           N/A           N/A            N/A           12.36           N/A              4.19
Dec 1965          N/A           N/A           N/A            N/A           9.80            N/A              4.23
Dec 1966          N/A           N/A           N/A            N/A           -5.86           N/A              4.45
Dec 1967          N/A           N/A           N/A            N/A           15.09           N/A              4.67
Dec 1968          N/A           N/A           N/A            N/A           13.97           N/A              4.68
Dec 1969          N/A           N/A           N/A            N/A           -9.01           N/A              4.80
Dec 1970          N/A           N/A           N/A            N/A           5.62            N/A              5.14
Dec 1971          N/A           N/A           N/A            N/A           13.90           N/A              5.30
Dec 1972          8.01          N/A           N/A            N/A           11.13           N/A              5.37
Dec 1973         -15.52         N/A           N/A            N/A          -12.24           N/A              5.51
Dec 1974         -21.40         N/A           N/A            N/A          -18.71           N/A              5.96
Dec 1975         19.30          N/A           N/A            N/A           27.10           N/A              6.21
Dec 1976         47.59          N/A           N/A            N/A           26.03           N/A              6.23
Dec 1977         22.42          N/A           N/A            N/A           -0.72           N/A              6.39
Dec 1978         10.34          N/A          13.04           N/A           4.80            N/A              6.56
Dec 1979         35.86         43.09         70.81           N/A           14.67           N/A              7.29
Dec 1980         24.37         38.58         22.08           N/A           19.70           N/A              8.78
Dec 1981          6.00         2.03           7.18           N/A           1.86            N/A             10.71
Dec 1982         21.60         24.95         24.47          22.68          30.63           N/A             11.19
Dec 1983         30.64         29.13         27.61          26.10          17.44           N/A              9.71
Dec 1984         20.93         -7.30         20.64           1.18          7.46            N/A              9.92
Dec 1985         19.10         31.05         22.20          35.58          29.83           N/A              9.02
Dec 1986         19.16         5.68          20.30          16.21          18.43           N/A              7.84
Dec 1987         -3.64         -8.77         -7.86          -2.03          4.13            N/A              6.92
Dec 1988         13.49         24.89         24.18          20.87          11.18          40.43             7.20
Dec 1989          8.84         16.24          2.37          35.54          19.70          64.96             7.91
Dec 1990         -15.35       -19.51         -33.46         -5.12          0.66           -10.55            7.80
Dec 1991         35.70         46.05         20.03          50.10          25.83          59.91             4.61
Dec 1992         14.59         18.41          7.36          11.91          7.46           11.40             2.89
Dec 1993         19.65         18.91         15.24          13.96          11.95          74.83             2.73
Dec 1994          3.17         -1.82          1.64          -3.57          -2.05          -7.32             4.96
Dec 1995         15.27         28.44         13.65          30.94          24.89          -5.21             5.24
Dec 1996         35.26         16.53         36.87          19.20          13.01           6.03             4.95
Dec 1997         20.29         22.36         19.80          32.26          20.05          -11.59            5.17

Source:  Lipper Analytical Services. Inc.

      APPENDIX C

  Additional Pioneer
     Information




The Pioneer group of mutual funds was established in 1928 with the creation of Pioneer Fund. Pioneer is one of the oldest and most experienced money managers in the United States.


As of December 31, 1997, PMC employed a professional investment staff of 58, with a combined average of 12 years' experience in the financial services industry.


Total  assets  of  all  Pioneer   mutual  funds  at  December  31,  1997,   were
approximately $19.8 billion representing 1,177,148 shareholder accounts - 791,468 non-retirement accounts and 385,680 retirement accounts.






--------

1 The ratings indicated herein are believed to be the most recent ratings available at the date of this Statement of Additional Information for the securities listed. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings indicated do not necessarily represent ratings which will be given to these securities on the date of the Fund's fiscal year-end.

                                     PART C

                                OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS


                  (a) The financial highlights of the Registrant for the fiscal year ended December 31, 1997 are included in Part A of the Registration Statement and the financial statements of the Registrant for the fiscal year ended December 31, 1997 are part of the 1997 Annual Report to Shareholders (filed electronically on February __, 1998; File No. 811-01604; Accession No. 0000069404-98-00000_) which is incorporated by reference into Part B of the Registration Statement.

                  (b)      Exhibits:


                       (1)(a)       Agreement and Declaration of Trust.*

                       (1)(b) Establishment and Designation of Class A, Class B and Class C Shares of Beneficial interest.*

                       (1)(c) Establishment and Designation of Class A, Class B, Class C and Class Y Shares of Beneficial Interest***

                       (2)          By-Laws.*

                       (3)          Inapplicable.

                       (4)          Inapplicable.


                       (5) Form of Management Contract with Pioneering Management Corporation.***

                       (6)(a) Underwriting Agreement with Pioneer Funds Distributor, Inc.*


                       (6)(b)       Form of Dealer Sales Agreement.**

                       (7)          Inapplicable.


                       (8)          Custodian   Agreement  with  Brown  Brothers
                                    Harriman & Co.**

                       (9) Investment Company Service Agreement with Pioneering Services Corporation.**

                       (10)         Inapplicable.


                       (11) Consent of Independent Public Accountants (Arthur Andersen LLP).***

                       (12)         Inapplicable.

                       (13)         Inapplicable.

                       (14)         Inapplicable.

                       (15)(a)      Class A Distribution Plan.*


                       (15)(b)      Form of Class B Distribution Plan.*

                       (15)(c)      Class C Distribution Plan.**

                       (16)         Inapplicable.

                       (17)         Financial Data Schedule.***

                       (18)         Form of Multiple Class Plan Pursuant to Rule
                                    18f - 3  Plan  Covering  Four   Classes   of
                                    Shares.***

                       (19)         Powers of Attorney.*
                       (19)(a)      Power of Attorney for Mary K. Bush***

-------------------------

* Previously filed. Incorporated herein by reference from the exhibits filed with Post - Effective Amendment No. 54 to the Registration Statement (File No. 2-28274) as filed with the Securities and Exchange Commission (the "SEC") on April 26, 1995 (Accession No. 0000069404-95-000008).

** Previously filed. Incorporated herein by reference from the exhibits filed with Post - Effective Amendment No. 55 to the Registration Statement (File No. 2-28274) as filed with the SEC on April 25, 1996 (Accession No. 0000069404-96-000011).

***  Filed herewith.

ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

     No person is controlled by the Registrant. A common control relationship could exist from a management perspective because the Chairman and President of the Registrant owns approximately 14% of the outstanding shares of The Pioneer Group, Inc. (PGI), the parent company of the Registrant's investment adviser, and certain Trustees or officers of the Registrant (i) hold similar positions with other investment companies advised by PGI and (ii) are directors or officers of PGI and/or its direct or indirect subsidiaries. The following lists all U.S. and the principal non-U.S. subsidiaries of PGI and those registered investment companies with a common or similar Board of Trustees advised by PGI.

                                        OWNED BY    PERCENT    STATE/COUNTRY OF
               COMPANY                             OF SHARES     INCORPORATION
Pioneering Management Corp. (PMC)          PGI        100%        DE
Pioneer Funds Distributor, Inc. (PFD)      PMC        100%        MA
Pioneer Explorer, Inc. (PEI)               PMC        100%        DE
Pioneer Fonds Marketing GmbH (GmbH)        PFD        100%        Germany
Pioneer Forest, Inc. (PFI)                 PGI        100%        DE

CJSC "Forest-Starma" (Forest-Starma)       PFI        95%         Russia
Pioneer Metals and Technology, Inc. (PMT)  PGI        100%        DE
Pioneer Capital Corp. (PCC)                PGI        100%        DE
Pioneer SBIC Corp.                         PCC        100%        MA
Pioneer Real Estate Advisors, Inc. (PREA)  PGI        100%        DE
Pioneer Management (Ireland) Ltd. (PMIL)   PGI        100%        Ireland
Pioneer Plans Corporation (PPC)            PGI        100%        DE
PIOGlobal Corp. (PIOGlobal)                PGI        100%        DE
Pioneer Investments Corp. (PIC)            PGI        100%        MA
Pioneer Goldfields Holdings, Inc. (PGH)    PGI        100%        DE
Pioneer Goldfields Ltd. (PGL)              PGH        100%        Guernsey
Teberebie Goldfields Ltd. (TGL)            PGL        90%         Ghana
Pioneer Omega, Inc. (Omega)                PGI        100%        DE
Pioneer First Russia, Inc. (First Russia)  Omega      81.65%      DE
Pioneering Services Corp. (PSC)            PGI        100%        MA
Pioneer International Corp. (PIntl)        PGI        100%        DE
Pioneer First Polish Trust Fund JSC, S.A.
(First Polish)                             PIntl      100%        Poland
Pioneer Czech Investment Company, A.S.
(Pioneer Czech)                            PIntl      100%        Czech Republic

Registered  investment  companies  that are parties to management contracts with
PMC:

FUNDS                                               BUSINESS TRUST
Pioneer International Growth Fund                   MA
Pioneer World Equity Fund                           DE
Pioneer Europe Fund                                 MA
Pioneer Emerging Markets Fund                       DE
Pioneer India Fund                                  DE
Pioneer Growth Trust                                MA
Pioneer Mid-Cap Fund                                DE
Pioneer Growth Shares                               DE
Pioneer Small Company Fund                          DE
Pioneer Fund                                        DE
Pioneer II                                          DE
Pioneer Real Estate Shares                          DE
Pioneer Short-Term Income Trust                     MA
Pioneer America Income Trust                        MA
Pioneer Bond Fund                                   MA
Pioneer Balanced Fund                               DE
Pioneer Intermediate Tax-Free Fund                  MA
Pioneer Tax-Free Income Fund                        DE
Pioneer Money Market Trust                          DE
Pioneer Variable Contracts Trust                    DE
Pioneer Interest Shares                             DE

Pioneer Micro-Cap Fund                              DE

     The following table lists John F. Cogan, Jr.'s positions with the investment companies, PGI and principal direct or indirect PGI subsidiaries referenced above and the Registrant's counsel.

                                              TRUSTEE/
         ENTITY        CHAIRMAN   PRESIDENT   DIRECTOR   OTHER

Pioneer mutual
funds                     X           X          X
PGL                       X           X          X
PGI                       X           X          X
PPC                                   X          X
PIC                                   X          X
PIntl                                 X          X
PMT                                   X          X
Omega                                 X          X
PIOGlobal                             X          X
First Russia                          X          X
PCC                                              X
PSC                                              X
PMIL                                             X
PEI                                              X
PFI                                              X
PREA                                             X
Forest-Starma                                    X
PMC                       X                      X
PFD                       X                      X
TGL                       X                      X
First Polish                                             Chairman of Supervisory
                                                         Board
GmbH                                                     Chairman of Supervisory
                                                         Board
Pioneer Czech                                            Chairman of Supervisory
                                                         Board
Hale and Dorr LLP                                        Partner

Item 26.  NUMBER OF HOLDERS OF SECURITIES


                   (1)
             Title of Class                       (2)
      Shares of Beneficial Interest      Number of Record Holders
           (without par value)           as of January 31, 1998
          Class A shares                        41,426
          Class B shares                        15,097
          Class C shares                         1,995

ITEM 27.  INDEMNIFICATION


     Except for the Agreement and Declaration of Trust (the "Declaration"), dated June 16, 1994, establishing the Registrant as a business trust under Delaware law, there is no contract, arrangement or statute under which any Trustee, officer, underwriter or affiliated person of the Registrant is insured or indemnified. The Declaration provides that no Trustee or officer will be indemnified against any liability to which the Registrant would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties.

     Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be available to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER


     All of the information required by this item is set forth in the Form ADV, as amended, of PMC, the Registrant's investment adviser. The following sections of such Form ADV are incorporated herein by reference:

                  (a)  Items 1 and 2 of Part 2; and

                  (b)  Section 6, Business Background, of each Schedule D.

ITEM 29.  PRINCIPAL UNDERWRITER

                  (a)  See Item 25 above.

                  (b)  Trustees and Officers of PFD:

                       POSITIONS AND OFFICER WITH   POSITIONS AND OFFICER WITH
       NAME            UNDERWRITER                  REGISTRANT
John F. Cogan, Jr.     Director and Chairman        Chairman of the Board,
                                                    President and Trustee

Robert L. Butler       Director and President       None

David D. Tripple       Director                     Executive Vice President and
                                                    Trustee

Steven M. Graziano     Senior Vice President        None

Stephen W. Long        Senior Vice President        None

Barry G. Knight        Vice President               None

William A. Misata      Vice President               None

Anne W. Patenaude      Vice President               None


Elizabeth B. Bennett   Vice President               None

Gail A. Smyth          Vice President               None

Constance D. Spiros    Vice President               None

Marcy L. Supovitz      Vice President               None

Mary Kleeman           Vice President               None

Steven R. Berke        Assistant Vice President     None

Steven H. Forss        Assistant Vice President     None

Mary Sue Hoban         Assistant Vice President     None


Debra A. Levine        Assistant Vice President     None

Junior Roy McFarland   Assistant Vice President     None

Marie E. Moynihan      Assistant Vice President     None

William H. Keough      Treasurer                    Treasurer

Roy P. Rossi           Assistant Treasurer          None

Joseph P. Barri        Clerk                        Secretary

Robert P. Nault        Assistant Clerk              Assistant Secretary


The principal business address of each of these individuals is 60 State Street, Boston, Massachusetts 02109-1820.

                  (c)  Not applicable.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     The accounts and records are maintained at the Registrant's office at 60 State Street, Boston, Massachusetts; contact the Treasurer.

ITEM 31.  MANAGEMENT SERVICES


         Not applicable.

ITEM 32.  UNDERTAKINGS

         (a) Not Applicable.

         (b) Not Applicable.


         (c) The Registrant undertakes to deliver or cause to be delivered with the Prospectus, to each person to whom the Prospectus is sent or given, a copy of the Registrant's report to shareholders furnished pursuant to and meeting the requirements of Rule 30d - 1 under the Investment Company Act of 1940, as amended, from which the specified information is incorporated by reference, unless such person currently holds securities of the Registrant and otherwise has received a copy of such report, in which case the Registrant shall state in the Prospectus that it will furnish, without charge, a copy of such report on request, and the name, address and telephone number of the person to whom such a request should be directed.

                                   SIGNATURES



     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 57 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and Commonwealth of Massachusetts, on the 13th day of February, 1998.

                                            PIONEER GROWTH SHARES




                                        By:  /s/ David D. Tripple
                                             David D. Tripple
                                             Executive Vice President


     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 57 to the Registrant's Registration Statement has been signed below by the following persons in the capacities indicated on February 13, 1998:

Signature                   Title

John F. Cogan, Jr.*         Chairman of the Board              )
John F. Cogan, Jr.          and President                      )
                            (Principal Executive               )
                            Officer)                           )
                                                               )
                                                               )
/s/ William H. Keough       Chief Financial Officer            )
William H. Keough           and Treasurer (Principal           )
                            Financial and Accounting           )
                            Officer)                           )
                                                               )
                                                               )
Trustees:                                                      )
                                                               )
                                                               )
Mary K. Bush*                                                  )
Mary K. Bush                                                   )
                                                               )
                                                               )
John F. Cogan, Jr.*                                            )
John F. Cogan, Jr.                                             )
                                                               )
                                                               )
Richard H. Egdahl, M.D.*                                       )
Richard H. Egdahl, M.D.                                        )
                                                               )
                                                               )

Margaret B. W. Graham*                                         )
Margaret B. W. Graham                                          )
                                                               )
                                                               )
John W. Kendrick*                                              )
John W. Kendrick                                               )
                                                               )
                                                               )
Marguerite A. Piret*                                           )
Marguerite A. Piret                                            )
                                                               )
                                                               )
/s/ David D. Tripple                                           )
David D. Tripple                                               )
                                                               )
                                                               )
Stephen K. West*                                               )
Stephen K. West                                                )
                                                               )
                                                               )
John Winthrop*                                                 )
John Winthrop                                                  )
                                                               )
                                                               )
*By:     /s/ David D. Tripple                                  )
         David D. Tripple
         Attorney-in-fact

                                  EXHIBIT INDEX


Exhibit
Number    Document Title

(1)(c)    Establishment and  Designation  of Class A,
          Class  B,  Class  C  and  Class  Y Shares of
          Beneficial Interest

(5)       Form of Management Contract with Pioneering Management
          Corporation

(11)      Consent of Independent Public Accountants (Arthur
          Andersen LLP)

(17)      Financial Data Schedules

(18)      Form of Multiple Class Plan Pursuant to Rule 18f-3
          Covering Four Classes of Shares

(19)      Power of Attorney for Mary K. Bush